UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/15__

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
February 28, 2015

Templeton Constrained Bond Fund

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton Constrained Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	21
Notes to Financial Statements	25
Shareholder Information	36

Semiannual Report

Templeton Constrained Bond Fund

This semiannual report for Templeton Constrained Bond Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds” issued by government or government-related issuers worldwide. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund may also purchase debt obligations issued by supranational entities organized or supported by several national governments.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.51% cumulative total return. In comparison, short-term global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI) 1-3 Year, had a -7.16% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., economic stabilization in China, the abundance of global liquidity from the Bank of Japan (BOJ) and the European Central Bank (ECB), and a sharp decline in oil prices. The U.S. dollar strengthened against the euro, Japanese yen, and a vast number of developed and emerging market currencies over the six-month period.

In our view, the market misjudged the underlying forces behind the oil price decline, which we considered to have been driven by supply dynamics rather than a loss of demand. We believe that the global economy benefits from lower oil prices and that most observers have been too pessimistic. Risk aversion increased in November and December as the decline in oil prices accelerated. Heightened volatility led to a broad decrease in local-currency sovereign bond yields across the Americas, Europe and Asia, and a widening of credit spreads. During this time, higher duration securities outperformed lower duration securities and higher quality bonds outperformed lower quality bonds. This trend persisted through January before sharply reversing course in February; credit spreads tightened as risk appetites returned and local-currency sovereign bond yields shifted higher across the Americas, Europe and Asia.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In late October, the BOJ introduced a new round of quantitative easing (QE) with an indefinite time horizon. The annual level of asset purchasing was raised to 80 trillion yen — a level that approximates the U.S. Federal Reserve Board’s former QE program, which ended in the same month. This massive amount of liquidity had significant implications for global markets. Money printed in Japan is not likely to stay in Japan; we believe it will spread globally. Although Japan’s QE was positive for global risk assets, it contributed to further yen depreciation. The yen depreciated 13.10% against the U.S. dollar during the six months under review.2

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: FactSet.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON CONSTRAINED BOND FUND

In Europe, low inflation persisted while economic data was disappointing through most of 2014. In January 2015, the ECB committed to an ambitious QE program scheduled to begin in March, with the aim of increasing the size of its balance sheet to a level higher than its previous peak. The ECB’s renewed commitment to pursue highly accommodative monetary policies put further pressure on the euro, contributing to the euro’s 14.85% depreciation against the U.S. dollar during the period.2 Eurozone bond yields remained around historical lows at period-end.

The Chinese economy continued to have profound implications for the global economy during the reporting period. During the period, we held the opinion that China would not face a “hard landing” scenario in the moderation of its economic growth. Those stabilizing trends appeared to hold form and China concluded 2014 with reasonable growth around 7.3%.3 It is important to note that China’s economy is much larger today than it was in the recent past. Even a 7.0% growth rate creates a much larger global aggregate demand effect compared with China’s higher growth rates from 10 years ago when it was growing at 10%–12%. Thus, the slowdown in the rate of China’s growth during the period did not have a dire impact on aggregate demand globally.

We also continued to see differentiation among specific emerging market economies during the period; some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. We believe investors should not view the emerging markets asset class as a whole but instead need to selectively distinguish between variant individual economies. A strengthening U.S. economy has magnified the fundamental differences between healthy and vulnerable emerging market economies.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency and cross-currency forwards and currency and currency index futures contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?
A futures contract is an agreement between the Fund and a
counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

The core of our strategy during the period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk. We favored countries that, in our view, had solid underlying fundamentals and policymakers who have taken proactive steps regarding fiscal, monetary and financial policy. We augmented this positioning with select opportunities in emerging markets and with a number of currency strategies. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or
other benchmarks).

3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON CONSTRAINED BOND FUND

Currency Breakdown*
2/28/15
% of Total
Net Assets
Americas	95.8%
U.S. Dollar	84.5%
Mexican Peso	6.6%
Brazilian Real	3.2%
Chilean Peso	1.5%
Canadian Dollar	0.0%**
Asia Pacific	7.7%
South Korean Won	7.2%
Malaysian Ringgit	6.3%
Singapore Dollar	3.7%
Indian Rupee	1.4%
New Zealand Dollar	0.0%**
Philippine Peso	0.0%**
Japanese Yen	-10.9%
Europe	-3.5%
Polish Zloty	4.6%
Hungarian Forint	2.4%
British Pound Sterling	0.1%
Swedish Krona	0.0%**
Norwegian Krone	-0.2%
Euro	-10.4%
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

During the period, major factors contributing to the Fund’s negative absolute performance included currency positions followed by sovereign credit exposures. Interest rate strategies contributed to absolute return. Currency positions in Asia ex-Japan and Latin America detracted from absolute performance. However, the Fund’s net-negative position in the Japanese yen, achieved through currency forward contracts, contributed to absolute return. Positions in peripheral European currencies against the euro had a largely neutral effect on absolute performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets during the period. Select duration exposures in Europe contributed to absolute results.

Relative to the benchmark index, currency positions contributed to performance, as did interest rate strategies. Sovereign credit exposures detracted from relative return. Underweighted positions in the euro and the Japanese yen significantly contributed to relative performance during the period. However, overweighted currency positions in Asia ex-Japan and Latin America detracted from relative performance. Select overweighted duration exposures in Europe contributed to relative results.

Thank you for your participation in Templeton Constrained Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON CONSTRAINED BOND FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	2/28/15	8/31/14		Change
A (FTCAX)	$9.37	$10.13	-$	0.76
C (N/A)	$9.36	$10.13	-$	0.77
R (N/A)	$9.36	$10.12	-$	0.76
R6 (N/A)	$9.37	$10.13	-$	0.76
Advisor (N/A)	$9.37	$10.13	-$	0.76

Distributions (9/1/14-2/28/15)
Dividend
Share Class	Income
A	$0.6054
C	$0.5740
R	$0.5814
R6	$0.6069
Advisor	$0.6060

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TEMPLETON CONSTRAINED BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(3/31/15)[5]	(with waiver)	(without waiver)
A								0.86%	3.47%
6-Month		-1.51%		-5.70%	$9,430
1-Year	+	0.70%		-3.54%	$9,646		-4.94%
Since Inception (9/20/13)	+	1.26%		-2.09%	$9,700		-2.39%
C								1.26%	3.87%
6-Month		-1.93%		-2.85%	$9,715
1-Year	+	0.01%		-0.93%	$9,907		-2.19%
Since Inception (9/20/13)	+	0.36%	+	0.25%	$10,036		-0.14%
R								1.11%	3.72%
6-Month		-1.75%		-1.75%	$9,825
1-Year	+	0.22%	+	0.22%	$10,022		-1.18%
Since Inception (9/20/13)	+	0.57%	+	0.40%	$10,057		-0.08%
R6								0.61%	4.05%
6-Month		-1.50%		-1.50%	$9,850
1-Year	+	0.69%	+	0.69%	$10,069		-0.71%
Since Inception (9/20/13)	+	1.28%	+	0.89%	$10,128	+	0.42%
Advisor								0.61%	3.22%
6-Month		-1.51%		-1.51%	$9,849
1-Year	+	0.72%	+	0.72%	$10,072		-0.68%
Since Inception (9/20/13)	+	1.28%	+	0.89%	$10,128	+	0.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON CONSTRAINED BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, inv\olve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/16 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON CONSTRAINED BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON CONSTRAINED BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$984.90	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76
C
Actual	$1,000	$980.70	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96
R
Actual	$1,000	$982.50	$5.11
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21
R6
Actual	$1,000	$985.00	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71
Advisor
Actual	$1,000	$984.90	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.55%;
C: 1.19%; R: 1.04%; R6: 0.54%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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	TEMPLETON INCOME TRUST

Financial Highlights
Templeton Constrained Bond Fund
	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.11
Net realized and unrealized gains (losses)	(0.22)	0.17
Total from investment operations	(0.15)	0.28
Less distributions from net investment income and net foreign currency gains	(0.61)	(0.15)
Net asset value, end of period	$9.37	$10.13

Total return[d]	(1.51)%	2.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.12%	3.22%
Expenses net of waiver and payments by affiliates	0.55%	0.52%
Net investment income	1.54%	1.20%

Supplemental data
Net assets, end of period (000’s)	$9,804	$10,232
Portfolio turnover rate	5.51%	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.06
Net realized and unrealized gains (losses)	(0.24)	0.17
Total from investment operations	(0.20)	0.23
Less distributions from net investment income and net foreign currency gains	(0.57)	(0.10)
Net asset value, end of period	$9.36	$10.13

Total return[d]	(1.93)%	2.34%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.76%	3.85%
Expenses net of waiver and payments by affiliates	1.19%	1.15%
Net investment income	0.90%	0.57%

Supplemental data
Net assets, end of period (000’s)	$90	$64
Portfolio turnover rate	5.51%	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.12	$10.00
Income from investment operations[b]:
Net investment income[c]	0.05	0.07
Net realized and unrealized gains (losses)	(0.23)	0.17
Total from investment operations	(0.18)	0.24
Less distributions from net investment income and net foreign currency gains	(0.58)	(0.12)
Net asset value, end of period	$9.36	$10.12

Total return[d]	(1.75)%	2.37%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.61%	3.71%
Expenses net of waiver and payments by affiliates	1.04%	1.01%
Net investment income	1.05%	0.71%

Supplemental data
Net assets, end of period (000’s)	$9	$10
Portfolio turnover rate	5.51%	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.11
Net realized and unrealized gains (losses)	(0.22)	0.17
Total from investment operations	(0.15)	0.28
Less distributions from net investment income and net foreign currency gains	(0.61)	(0.15)
Net asset value, end of period	$9.37	$10.13

Total return[d]	(1.50)%	2.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.90%	4.04%
Expenses net of waiver and payments by affiliates	0.54%	0.51%
Net investment income	1.55%	1.21%

Supplemental data
Net assets, end of period (000’s)	$9	$10
Portfolio turnover rate	5.51%	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations[b]:
Net investment income[c]	0.08	0.11
Net realized and unrealized gains (losses)	(0.23)	0.17
Total from investment operations	(0.15)	0.28
Less distributions from net investment income and net foreign currency gains	(0.61)	(0.15)
Net asset value, end of period	$9.37	$10.13

Total return[d]	(1.51)%	2.83%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.11%	3.21%
Expenses net of waiver and payments by affiliates	0.54%	0.51%
Net investment income	1.55%	1.21%

Supplemental data
Net assets, end of period (000’s)	$16	$10
Portfolio turnover rate	5.51%	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON INCOME TRUST

Statement of Investments, February 28, 2015 (unaudited)

Templeton Constrained Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 27.2%
Brazil 3.1%
Letra Tesouro Nacional, Strip,
10/01/15	30	[a]BRL	$9,835
1/01/16	60	[a]BRL	19,069
7/01/16	10	[a]BRL	2,993
10/01/16	20	[a]BRL	5,808
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/18	200	[a]BRL	180,971
5/15/19	20	[a]BRL	18,109
8/15/20	20	[a]BRL	18,083
8/15/22	40	[a]BRL	36,177
5/15/23	10	[a]BRL	8,938
8/15/24	8	[a]BRL	7,215
			307,198
Hungary 4.7%
Government of Hungary,
4.00%, 4/25/18	500,000	HUF	1,961
6.50%, 6/24/19	600,000	HUF	2,597
7.50%, 11/12/20	8,860,000	HUF	40,990
5.375%, 2/21/23	210,000		237,095
A, 5.50%, 12/20/18	8,120,000	HUF	33,757
A, 7.00%, 6/24/22	7,490,000	HUF	35,337
A, 6.00%, 11/24/23	11,620,000	HUF	53,425
B, 5.50%, 6/24/25	14,400,000	HUF	65,473
			470,635
Ireland 3.2%
Government of Ireland, senior bond, 5.40%, 3/13/25	195,000	EUR	313,066
Mexico 2.4%
Government of Mexico,
8.00%, 12/17/15	31,800	[c]MXN	220,949
6.25%, 6/16/16	2,700	[c]MXN	18,694
			239,643
Poland 4.6%
Government of Poland, Strip, 7/25/15	1,700,000	PLN	455,710
Portugal 1.4%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	50,000		55,509
[e]Reg S, 3.875%, 2/15/30	60,000	EUR	80,806
[e]senior bond, Reg S, 4.95%, 10/25/23	500	EUR	711
[e]senior note, Reg S, 5.65%, 2/15/24	1,200	EUR	1,787
			138,813
Russia 0.5%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	49,125		52,672
Serbia 2.4%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		234,679
South Korea 4.0%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	438,000,000	KRW	399,129

16 | Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine 0.9%
[d]Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000		$93,376
Total Foreign Government and Agency Securities (Cost $2,917,849)			2,704,921
Short Term Investments 62.8%
Foreign Government and Agency Securities 44.3%
Canada 7.9%
Government of Canada, 1.00%, 5/01/15	980,000	CAD	784,744
France 3.9%
[f]France Treasury Bill, 4/30/15	345,000	EUR	386,209
Malaysia 3.7%
[f]Bank of Negara Monetary Notes,
3/03/15	430,000	MYR	119,070
5/28/15 - 11/24/15	660,000	MYR	180,299
Government of Malaysia,
3.835%, 8/12/15	80,000	MYR	22,215
3.197%, 10/15/15	150,000	MYR	41,530
[f]Malaysia Treasury Bill, 8/14/15	10,000	MYR	2,727
			365,841
Mexico 1.2%
Government of Mexico, 6.00%, 6/18/15	4,800	[c]MXN	32,441
[f]Mexico Treasury Bills, 3/19/15 - 1/07/16	129,410	[g]MXN	85,564
			118,005
New Zealand 8.1%
[e]Government of New Zealand, senior bond, Reg S, 6.00%, 4/15/15	1,057,000	NZD	801,882
Norway 7.3%
Government of Norway, 5.00%, 5/15/15	5,500,000	NOK	723,824
Philippines 0.0%†
[f]Philippine Treasury Bills, 8/05/15 - 2/03/16	90,000	PHP	2,013
Singapore 3.6%
[f]Monetary Authority of Singapore Treasury Bill, 5/04/15	490,000	SGD	359,127
United Kingdom 8.6%
[e]United Kingdom Treasury Bond, Reg S, 4.75%, 9/07/15	540,000	GBP	852,612
Total Foreign Government and Agency Securities (Cost $4,838,951)			4,394,257
Total Investments before Money Market Funds (Cost $7,756,800)			7,099,178

	Shares
Money Market Funds (Cost $1,836,996) 18.5%
United States 18.5%
[h,i]Institutional Fiduciary Trust Money Market Portfolio	1,836,996		1,836,996
Total Investments (Cost $9,593,796) 90.0%			8,936,174
Other Assets, less Liabilities 10.0%			992,530
Net Assets 100.0%			$9,928,704

franklintempleton.com

Semiannual Report | 17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cPrincipal amount is stated in 100 Mexican Peso Units.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $436,236, representing 4.39% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2015, the aggregate value of these securities was $1,737,798, representing 17.50% of net assets.
fThe security is traded on a discount basis with no stated coupon rate.
gPrincipal amount is stated in 10 Mexican Peso Units.
hNon-income producing.
iSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Indian Rupee	JPHQ	Buy	8,714,250	138,740		3/13/15	$2,233	$—
Chilean Peso	JPHQ	Buy	91,760,400	147,703		3/20/15	720	—
Euro	JPHQ	Buy	509,864	683,144		3/27/15	—	(112,295)
Euro	JPHQ	Sell	509,864	704,228		3/27/15	133,379	—
Euro	GSCO	Buy	679,887	860,193		3/31/15	—	(98,948)
Euro	GSCO	Sell	679,887	866,618		3/31/15	105,373	—
Canadian Dollar	BOFA	Sell	984,340	878,856		4/06/15	91,636	—
Norwegian Krone	DBAB	Sell	2,731,850	417,637		4/08/15	61,390	—
Malaysian Ringgit	HSBK	Buy	947,160	222,992	EUR	4/14/15	11,482	—
New Zealand Dollar	CITI	Sell	1,092,962	915,402		5/07/15	94,425	—
Japanese Yen	BOFA	Sell	1,522,950	15,000		5/18/15	2,255	—
Japanese Yen	BOFA	Sell	1,518,375	15,000		5/19/15	2,293	—
Japanese Yen	BZWS	Sell	1,522,500	15,000		5/19/15	2,258	—
Japanese Yen	CITI	Sell	1,520,700	15,000		5/19/15	2,273	—
Japanese Yen	HSBK	Sell	1,523,700	15,000		5/19/15	2,248	—
Euro	BZWS	Buy	737,240	899,847		5/29/15	—	(73,768)
Euro	BZWS	Sell	978,797	1,293,823		5/29/15	197,079	—
Euro	HSBK	Sell	29,682	38,656		6/08/15	5,392	—
Euro	GSCO	Buy	225,000	266,580		6/22/15	—	(14,363)
Euro	GSCO	Sell	381,000	518,114		6/22/15	91,027	—
Japanese Yen	DBAB	Sell	1,860,000	18,266		6/22/15	2,692	—
Japanese Yen	BZWS	Sell	44,316,000	436,095		6/26/15	65,007	—
Euro	JPHQ	Buy	385,179	516,508		6/29/15	—	(84,684)
Euro	JPHQ	Sell	509,864	696,665		6/29/15	125,056	—
Norwegian Krone	DBAB	Sell	2,963,500	455,489		6/30/15	69,598	—
Euro	DBAB	Sell	1,950	2,658		7/17/15	471	—
British Pound	DBAB	Sell	546,400	824,518		7/23/15	—	(18,164)
Malaysian Ringgit	HSBK	Buy	180,000	55,073		8/06/15	—	(5,911)
Malaysian Ringgit	HSBK	Sell	180,000	49,718		8/06/15	557	—
Euro	JPHQ	Sell	30,000	39,033		9/08/15	5,356	—
Euro	BZWS	Sell	311,000	400,518		9/28/15	51,245	—

18 | Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation

Japanese Yen	CITI	Sell	44,248,950	408,446		9/28/15	$37,291	$—
Malaysian Ringgit	HSBK	Buy	587,160	177,170		9/28/15	—	(17,439)
Malaysian Ringgit	HSBK	Sell	587,160	161,556		9/28/15	1,825	—
Mexican Peso	HSBK	Buy	2,684,948	196,916		9/28/15	—	(19,575)
Euro	JPHQ	Sell	70,000	89,460		9/29/15	10,844	—
Euro	CITI	Sell	33,000	42,199		9/30/15	5,136	—
South Korean Won	HSBK	Buy	135,606,400	128,952		9/30/15	—	(6,647)
South Korean Won	HSBK	Buy	135,606,400	104,639	EUR	9/30/15	4,784	—
South Korean Won	HSBK	Sell	135,606,400	124,379		9/30/15	2,073	—
Japanese Yen	JPHQ	Sell	7,000,000	64,620		10/07/15	5,894	—
Japanese Yen	HSBK	Sell	3,500,000	32,483		10/09/15	3,119	—
Japanese Yen	BZWS	Sell	1,800,000	16,717		10/13/15	1,614	—
Japanese Yen	DBAB	Sell	1,700,000	15,798		10/13/15	1,534	—
South Korean Won	JPHQ	Buy	204,000,000	188,105		10/14/15	—	(4,164)
South Korean Won	JPHQ	Buy	204,000,000	157,663 EUR 10/14/15			6,810	—
South Korean Won	JPHQ	Sell	204,000,000	187,207		10/14/15	3,267	—
Mexican Peso	CITI	Buy	1,826,220	132,000		11/13/15	—	(11,763)
Euro	BZWS	Sell	62,000	77,888		11/20/15	8,174	—
Japanese Yen	DBAB	Sell	1,860,000	15,922		12/21/15	288	—
Japanese Yen	HSBK	Sell	1,860,000	15,904		12/21/15	271	—
Japanese Yen	BZWS	Sell	880,000	7,442		12/22/15	46	—
Japanese Yen	CITI	Sell	1,380,000	11,687		12/22/15	87	—
Japanese Yen	GSCO	Sell	399,000	3,370		1/08/16	14	—
Japanese Yen	BZWS	Sell	1,440,000	12,256		1/15/16	143	—
Japanese Yen	JPHQ	Sell	940,000	7,970		1/15/16	63	—
Japanese Yen	JPHQ	Sell	2,200,000	18,859		2/08/16	340	—
Japanese Yen	SCNY	Sell	2,230,000	19,113		2/08/16	341	—
Japanese Yen	BZWS	Sell	2,230,000	19,113		2/09/16	340	—
Japanese Yen	JPHQ	Sell	2,240,000	19,192		2/09/16	335	—
Euro	DBAB	Sell	70,000	80,187		2/23/16	1,255	—
Unrealized appreciation (depreciation)							1,221,333	(467,721)
Net unrealized appreciation (depreciation)							$753,612

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

franklintempleton.com

Semiannual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

At February 28, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	10/17/17	$240,000	$384	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.695%	CME	5/09/24	214,000	—	(13,065)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	50,000	—	(2,982)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	1/22/25	90,000	1,522	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	1/23/25	120,000	1,424	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1/27/25	70,000	826	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	1/29/25	20,000	304	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1/30/25	10,000	149	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2/03/25	20,000	533	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.388%	CME	5/09/44	102,000	—	(20,717)
Total Interest Rate Swaps unrealized appreciation (depreciation)				5,142	(36,764)
Net unrealized appreciation (depreciation)					$(31,622)

See Abbreviations on page 35.
20 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Templeton Constrained Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,756,800
Cost - Sweep Money Fund (Note 3f)	1,836,996
Total cost of investments	$9,593,796
Value - Unaffiliated issuers	$7,099,178
Value - Sweep Money Fund (Note 3f)	1,836,996
Total value of investments	8,936,174
Cash	3,374
Restricted Cash (Note 1d)	120,000
Foreign currency, at value (cost $56,216)	56,492
Receivables:
Interest	105,589
Affiliates	56,991
Due from brokers	44,332
Unrealized appreciation on forward exchange contracts	1,221,333
Other assets	6
Total assets	10,544,291
Liabilities:
Payables:
Distribution fees	138
Variation margin	1,393
Due to brokers	120,000
Unrealized depreciation on forward exchange contracts	467,721
Accrued expenses and other liabilities	26,335
Total liabilities	615,587
Net assets, at value	$9,928,704
Net assets consist of:
Paid-in capital	$10,553,833
Distributions in excess of net investment income	(509,805)
Net unrealized appreciation (depreciation)	58,483
Accumulated net realized gain (loss)	(173,807)
Net assets, at value	$9,928,704

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Templeton Constrained Bond Fund

Class A:
Net assets, at value	$9,803,727
Shares outstanding	1,046,381
Net asset value per share[a]	$9.37
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.79
Class C:
Net assets, at value	$89,997
Shares outstanding	9,616
Net asset value and maximum offering price per share[a]	$9.36
Class R:
Net assets, at value	$9,358
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.36
Class R6:
Net assets, at value	$9,368
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.37
Advisor Class:
Net assets, at value	$16,254
Shares outstanding	1,735
Net asset value and maximum offering price per share	$9.37

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Templeton Constrained Bond Fund

Investment income:
Interest	$95,769
Inflation principal adjustments	8,380
Total investment income	104,149
Expenses:
Management fees (Note 3a)	32,476
Distribution fees: (Note 3c)
Class A	561
Class C	239
Class R	25
Transfer agent fees: (Note 3e)
Class A	408
Class C	3
Class R	1
Class R6	39
Advisor Class	1
Custodian fees (Note 4)	1,363
Reports to shareholders	6,274
Registration and filing fees	31,109
Professional fees	28,144
Amortization of offering costs	8,934
Other	1,098
Total expenses	110,675
Expenses waived/paid by affiliates (Note 3e and 3g)	(83,037)
Net expenses	27,638
Net investment income	76,511
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $195)	(367,292)
Foreign currency transactions	221,596
Swap contracts	(4,744)
Net realized gain (loss)	(150,440)
Net change in unrealized appreciation (depreciation) on:
Investments	(650,135)
Translation of other assets and liabilities denominated in foreign currencies	562,314
Net change in unrealized appreciation (depreciation)	(87,821)
Net realized and unrealized gain (loss)	(238,261)
Net increase (decrease) in net assets resulting from operations	$(161,750)

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Constrained Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$76,511	$113,509
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	(150,440)	23,942
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(87,821)	146,304
Net increase (decrease) in net assets resulting from operations	(161,750)	283,755
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(618,464)	(149,261)
Class C	(3,698)	(308)
Class R	(581)	(115)
Class R6	(607)	(150)
Advisor Class	(1,028)	(151)
Total distributions to shareholders	(624,378)	(149,985)
Capital share transactions: (Note 2)
Class A	349,851	10,099,687
Class C	31,132	62,970
Class R	—	10,000
Class R6	—	10,000
Advisor Class	7,422	10,000
Total capital share transactions	388,405	10,192,657
Net increase (decrease) in net assets	(397,723)	10,326,427
Net assets:
Beginning of period	10,326,427	—
End of period	$9,928,704	$10,326,427
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(509,805)	$38,062

[a]For the period September 20, 2013 (commencement of operations) to August 31, 2014.
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TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Constrained Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Constrained Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	35,256	$337,728	1,009,819	$10,099,526
Shares issued in reinvestment of distributions	1,525	14,335	27	277
Shares redeemed	(235)	(2,212)	(11)	(116)
Net increase (decrease)	36,546	$349,851	1,009,835	$10,099,687
Class C Shares:
Shares sold	2,998	$28,008	6,925	$69,390
Shares issued in reinvestment of distributions	332	3,124	20	206
Shares redeemed	—	—	(659)	(6,626)
Net increase (decrease)	3,330	$31,132	6,286	$62,970
Class R Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Class R6 Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Advisor Class Shares:
Shares sold	690	$7,000	1,000	$10,000
Shares issued in reinvestment of distributions	45	422	—	—
Net increase (decrease)	735	$7,422	1,000	$10,000

[a]For the period September 20, 2013 (commencement of operations) to August 31, 2014.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion, up to and including $5 billion
0.550%	Over $5 billion, up to and including $10 billion
0.545%	Over $10 billion, up to and including $15 billion
0.540%	Over $15 billion, up to and including $20 billion
0.535%	Over $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$160
CDSC retained	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $452, of which $406 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.60% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2016.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015.

h. Other Affiliated Transactions

At February 28, 2015, Advisers owned 94.36% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2014, the Fund had short-term capital loss carryforwards of $23,367.

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,641,204

Unrealized appreciation	$106,347
Unrealized depreciation	(811,377)
Net unrealized appreciation (depreciation)	$(705,030)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and offering costs.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $261,851 and $726,529, respectively.

7. Credit Risk

At February 28, 2015, the Fund had 11.08% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At February 28, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$5,142	[a]	Due from brokers / Variation	$36,764	[a]
	consist of: net unrealized			margin / Net assets consist
	appreciation			of: net unrealized depreciation
Foreign exchange contracts	Unrealized appreciation on forward	1,221,333		Unrealized depreciation on	467,721
	exchange contracts			forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended February 28, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change	$(4,744)	$(16,835)
	in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net	261,942	566,185
change in unrealized appreciation (depreciation) on translation of
	other assets and liabilities denominated in foreign currencies

For the period ended February 28, 2015, the average month end fair value of derivatives represented 11.12% of average month end net assets. The average month end number of open derivative contracts for the period was 77.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

At February 28, 2015, the Fund’s OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of Assets and Liabilities
	Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$1,221,333	$467,721
Total	$1,221,333	$467,721

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At February 28, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received[a]	than zero)
Counterparty
BOFA	$96,184	$—	$—	$—	$96,184
BZWS	325,906	(73,768)	—	—	252,138
CITI	139,212	(11,763)	—	—	127,449
DBAB	137,228	(18,164)	—	(119,064)	—
GSCO	196,414	(113,311)	—	—	83,103
HSBK	31,751	(31,751)	—	—	—
JPHQ	294,297	(201,143)	—	—	93,154
SCNY	341	—	—	—	341
Total	$1,221,333	$(449,900)	$—	$(119,064)	$652,369

aIn some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateraliza-tion. Actual collateral received and/or pledged may be more than the amount disclosed herein.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

9. Other Derivative Information (continued)

At February 28, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	73,768	(73,768)	—	—	—
CITI	11,763	(11,763)	—	—	—
DBAB	18,164	(18,164)	—	—	—
GSCO	113,311	(113,311)	—	—	—
HSBK	49,572	(31,751)	—	—	17,821
JPHQ	201,143	(201,143)	—	—	—
SCNY	—	—	—	—	—
Total	$467,721	$(449,900)	$—	$—	$17,821

See Note 1(c) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Constrained Bond Fund (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$—	$2,704,921	$—	$2,704,921
Short Term Investments	1,836,996	4,394,257	—	6,231,253
Total Investments in Securities	$1,836,996	$7,099,178	$—	$8,936,174

Other Financial Instruments
Forward Exchange Contracts	$—	$1,221,333	$—	$1,221,333
Swap Contracts	—	5,142	—	5,142
Total Other Financial Instruments	$—	$1,226,475	$—	$1,226,475

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$467,721	$—	$467,721
Swap Contracts	—	36,764	—	36,764
Total Other Financial Instruments	$—	$504,485	$—	$504,485

[a]For detailed categories, see the accompanying Statement of Investments.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency
BOFA	Bank of America Corp.	BRL	Brazilian Real
BZWS	Barclays Bank PLC	CAD	Canadian Dollar
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	GBP	British Pound
DBAB	Deutsche Bank AG	HUF	Hungarian Forint
GSCO	Goldman Sachs Group, Inc.	KRW	South Korean Won
HSBK	HSBC Bank PLC	MXN	Mexican Peso
JPHQ	JPMorgan Chase, N.A.	MYR	Malaysian Ringgit
LCH	London Clearing House	NOK	Norwegian Krone
SCNY	Standard Chartered Bank	NZD	New Zealand Dollar
		PHP	Philippine Peso
		PLN	Polish Zloty
		SGD	Singapore Dollar

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TEMPLETON CONSTRAINED BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

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Semiannual Report and Shareholder Letter
Templeton Constrained Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	921 S 04/15

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton Emerging Markets Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton Emerging Markets
Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	23
Notes to Financial Statements	27
Shareholder Information	39

Semiannual Report

Templeton Emerging Markets Bond Fund

This semiannual report for Templeton Emerging Markets Bond Fund covers the period ended February 28, 2015.

Your Fund’s Goals and Main Investments

The Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Portfolio Breakdown*

Based on Total Net Assets as of 2/28/15

Performance Overview

For the six months under review, the Fund’s Class A shares had a -6.60% cumulative total return. In comparison, U.S. dollar denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, had a -2.49% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., economic stabilization in China, the abundance of global liquidity from the Bank of Japan (BOJ) and the European Central Bank (ECB), and a sharp decline in oil prices. The U.S. dollar strengthened against the euro, Japanese yen, and a vast number of developed and emerging market currencies over the six-month period.

In our view, the market misjudged the underlying forces behind the oil price decline, which we considered to have been driven by supply dynamics rather than a loss of demand. We believe that the global economy benefits from lower oil prices and that most observers have been too pessimistic. Risk aversion increased in November and December as the decline in oil prices accelerated. Heightened volatility led to a broad decrease in local-currency sovereign bond yields across the Americas, Europe and Asia, and a widening of credit spreads. During this time, higher duration securities outperformed lower duration securities and higher quality bonds outperformed lower quality bonds. This trend persisted through January before sharply reversing course in February; credit spreads tightened as risk appetites returned and local-currency sovereign bond yields shifted higher across the Americas, Europe and Asia.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In late October, the BOJ introduced a new round of quantitative easing (QE) with an indefinite time horizon. The annual level of asset purchasing was raised to 80 trillion yen — a level that approximates the U.S. Federal Reserve Board’s former QE program, which ended in the same month. This massive amount of liquidity had significant implications for global markets. Money printed in Japan is not likely to stay in Japan; we believe it will spread globally. Although Japan’s QE was positive for global

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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Semiannual Report | 3

TEMPLETON EMERGING MARKETS BOND FUND

risk assets, it contributed to further yen depreciation. The yen depreciated 13.10% against the U.S. dollar during the six months under review.2

In Europe, low inflation persisted while economic data was disappointing through most of 2014. In January 2015, the ECB committed to an ambitious QE program scheduled to begin in March, with the aim of increasing the size of its balance sheet to a level higher than its previous peak. The ECB’s renewed commitment to pursue highly accommodative monetary policies put further pressure on the euro, contributing to the euro’s 14.85% depreciation against the U.S. dollar during the period.2 Eurozone bond yields remained around historical lows at period-end.

The Chinese economy continued to have profound implications for the global economy during the reporting period. During the period, we held the opinion that China would not face a “hard landing” scenario in the moderation of its economic growth. Those stabilizing trends appeared to hold form and China concluded 2014 with reasonable growth around 7.3%.3 It is important to note that China’s economy is much larger today than it was in the recent past. Even a 7.0% growth rate creates a much larger global aggregate demand effect compared with China’s higher growth rates from 10 years ago when it was growing at 10%–12%. Thus, the slowdown in the rate of

China’s growth during the period did not have a dire impact on aggregate demand globally.

We also continued to see differentiation among specific emerging market economies during the period; some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. We believe investors should not view the emerging markets asset class as a whole but instead need to selectively distinguish between variant individual economies. A strengthening U.S. economy has magnified the fundamental differences between healthy and vulnerable emerging market economies.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency exchange rates and credit risk. We seek to manage the Fund’s exposure to various currencies and may use currency and cross currency forward contracts, as well as currency and currency index futures contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?
A futures contract is an agreement between the Fund and a
counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

The core of our strategy during the period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk. We favored countries that had solid underlying fundamentals and policymakers who have taken proactive steps regarding fiscal, monetary and financial policy. We augmented this positioning with select opportunities in emerging markets and with a number of currency strategies. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

2. Source: FactSet.
3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
See www.franklintempletondatasources.com for additional data provider information.

4 | Semiannual Report franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND

Currency Breakdown*
2/28/15
% of Total
Net Assets
Americas	89.3%
U.S. Dollar	63.3%
Mexican Peso	10.7%
Uruguayan Peso	7.8%
Brazilian Real	5.9%
Chilean Peso	1.4%
Peruvian Nuevo Sol	0.2%
Asia Pacific	8.5%
Malaysian Ringgit	6.5%
South Korean Won	4.5%
Philippine Peso	2.7%
Indonesian Rupiah	2.7%
Indian Rupee	1.3%
Sri Lankan Rupee	0.8%
Japanese Yen	-10.0%
Middle East & Africa	2.3%
Ghanaian Cedi	2.3%
Europe	-0.1%
Hungarian Forint	6.0%
Serbian Dinar	5.1%
Polish Zloty	2.2%
Euro	-13.4%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

During the period, major factors contributing to the Fund’s negative absolute performance included credit exposures followed by currency positions. Interest rate strategies contributed to absolute return. Credit exposures in Europe and Africa detracted from absolute performance. Currency positions in Latin America, Asia ex-Japan and Africa detracted from absolute return; however, the Fund’s net-negative position in the Japanese yen, achieved through currency forward contracts, contributed. Positions in peripheral European currencies against the euro had a largely neutral effect on absolute performance during the period. The Fund maintained a defensive approach regarding interest rates in emerging markets. Select duration exposures in Latin America contributed to absolute results.

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/28/15	8/31/14		Change
A (FEMGX)	$8.68	$9.78	-$	1.10
C (N/A)	$8.67	$9.77	-$	1.10
R (N/A)	$8.66	$9.76	-$	1.10
R6 (N/A)	$8.68	$9.79	-$	1.11
Advisor (N/A)	$8.70	$9.80	-$	1.10

Distributions (9/1/14–2/28/15)
Dividend
Share Class	Income
A	$0.4730
C	$0.4505
R	$0.4567
R6	$0.4855
Advisor	$0.4832

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TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual
					Total Annual Operating Expenses[6]
	Cumulative	Average Annual	$10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(3/31/15)[5]	(with waiver)	(without waiver)
A					1.26%	3.24%
6-Month	-6.60%	-10.54%	$8,946
1-Year	-2.38%	-6.50%	$9,350	-9.65%
Since Inception (4/1/13)	-3.90%	-4.24%	$9,205	-4.99%
C					1.66%	3.64%
6-Month	-6.84%	-7.73%	$9,227
1-Year	-2.85%	-3.76%	$9,624	-6.99%
Since Inception (4/1/13)	-4.59%	-2.43%	$9,541	-3.32%
R					1.51%	3.49%
6-Month	-6.69%	-6.69%	$9,331
1-Year	-2.63%	-2.63%	$9,737	-5.91%
Since Inception (4/1/13)	-4.52%	-2.39%	$9,548	-3.27%
R6					0.97%	3.44%
6-Month	-6.46%	-6.46%	$9,354
1-Year	-2.09%	-2.09%	$9,791	-5.49%
Since Inception (5/1/13)	-4.75%	-2.63%	$9,525	-3.54%
Advisor					1.01%	2.99%
6-Month	-6.49%	-6.49%	$9,351
1-Year	-2.16%	-2.16%	$9,784	-5.42%
Since Inception (4/1/13)	-3.42%	-1.80%	$9,658	-2.67%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report | 7

TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than
Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/16 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 | Semiannual Report

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TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON EMERGING MARKETS BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$934.00	$5.37
Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61
C
Actual	$1,000	$931.60	$7.90
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.25
R
Actual	$1,000	$933.10	$7.19
Hypothetical (5% return before expenses)	$1,000	$1,017.36	$7.50
R6
Actual	$1,000	$935.40	$4.56
Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76
Advisor
Actual	$1,000	$935.10	$4.80
Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.12%;
C: 1.65%; R: 1.50%; R6: 0.95%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Semiannual Report

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Emerging Markets Bond Fund
	Six Months Ended			Year Ended
	February 28, 2015			August 31,
	(unaudited)	2014		2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.78	$9.49		$10.00
Income from investment operations[b]:
Net investment income[c]	0.26	0.50		0.18
Net realized and unrealized gains (losses)	(0.89)	0.28		(0.69)
Total from investment operations	(0.63)	0.78		(0.51)
Less distributions from net investment income	(0.47)	(0.49)		—
Net asset value, end of period	$8.68	$9.78		$9.49

Total return[d]	(6.60)%	8.42%		(5.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.29%	3.24%		2.37%
Expenses net of waiver and payments by affiliates	1.12%	1.25	%f	1.21%
Net investment income	5.73%	5.16%		4.32%

Supplemental data
Net assets, end of period (000’s)	$16,054	$17,462		$10,319
Portfolio turnover rate	7.36%	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended			Year Ended
	February 28, 2015			August 31,
	(unaudited)	2014		2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.77	$9.47		$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.46		0.17
Net realized and unrealized gains (losses)	(0.89)	0.29		(0.70)
Total from investment operations	(0.65)	0.75		(0.53)
Less distributions from net investment income	(0.45)	(0.45)		—
Net asset value, end of period	$8.67	$9.77		$9.47

Total return[d]	(6.84)%	8.03%		(5.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.82%	3.64%		2.81%
Expenses net of waiver and payments by affiliates	1.65%	1.65	%f	1.65%
Net investment income	5.20%	4.76%		3.88%

Supplemental data
Net assets, end of period (000’s)	$749	$817		$281
Portfolio turnover rate	7.36%	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended			Year Ended
	February 28, 2015			August 31,
	(unaudited)	2014		2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.76	$9.48		$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.47		0.16
Net realized and unrealized gains (losses)	(0.88)	0.28		(0.68)
Total from investment operations	(0.64)	0.75		(0.52)
Less distributions from net investment income	(0.46)	(0.47)		—
Net asset value, end of period	$8.66	$9.76		$9.48

Total return[d]	(6.69)%	7.94%		(5.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.69%	3.49%		2.65%
Expenses net of waiver and payments by affiliates	1.50%	1.50	%f	1.50%
Net investment income	5.35%	4.91%		4.04%

Supplemental data
Net assets, end of period (000’s)	$9	$10		$9
Portfolio turnover rate	7.36%	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended			Year Ended
	February 28, 2015			August 31,
	(unaudited)	2014		2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.79	$9.50		$10.15
Income from investment operations[b]:
Net investment income[c]	0.27	0.53		0.17
Net realized and unrealized gains (losses)	(0.89)	0.27		(0.82)
Total from investment operations	(0.62)	0.80		(0.65)
Less distributions from net investment income	(0.49)	(0.51)		—
Net asset value, end of period	$8.68	$9.79		$9.50

Total return[d]	(6.46)%	8.67%		(6.40)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.09%	3.44%		4.28%
Expenses net of waiver and payments by affiliates	0.95%	0.96	%f	0.96%
Net investment income	5.90%	5.45%		2.41%

Supplemental data
Net assets, end of period (000’s)	$4	$5		$5
Portfolio turnover rate	7.36%	6.31%		8.80%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended			Year Ended
	February 28, 2015			August 31,
	(unaudited)	2014		2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.80	$9.51		$10.00
Income from investment operations[b]:
Net investment income[c]	0.27	0.52		0.20
Net realized and unrealized gains (losses)	(0.89)	0.28		(0.69)
Total from investment operations	(0.62)	0.80		(0.49)
Less distributions from net investment income	(0.48)	(0.51)		—
Net asset value, end of period	$8.70	$9.80		$9.51

Total return[d]	(6.49)%	8.60%		(4.90)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.17%	2.99%		2.16%
Expenses net of waiver and payments by affiliates	1.00%	1.00	%f	1.00%
Net investment income	5.85%	5.41%		4.53%

Supplemental data
Net assets, end of period (000’s)	$656	$684		$116
Portfolio turnover rate	7.36%	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON INCOME TRUST

Statement of Investments, February 28, 2015 (unaudited)

Templeton Emerging Markets Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 67.8%
Brazil 5.8%
Letra Tesouro Nacional, Strip,
7/01/15	1,250	[a]BRL	$423,159
10/01/15	100	[a]BRL	32,783
1/01/16	260	[a]BRL	82,633
7/01/16	30	[a]BRL	8,979
10/01/16	100	[a]BRL	29,039
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/19	90	[a]BRL	81,491
8/15/20	20	[a]BRL	18,083
8/15/22	60	[a]BRL	54,266
5/15/23	313	[a]BRL	279,763
8/15/24	10	[a]BRL	9,019
			1,019,215
Ecuador 4.2%
[c]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	770,000		725,309
Ethiopia 1.1%
[c]Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	200,000		199,710
Ghana 3.3%
Government of Ghana,
24.00%, 5/25/15	5,000	GHS	1,424
21.00%, 10/26/15	886,000	GHS	246,589
16.90%, 3/07/16	130,000	GHS	35,118
19.24%, 5/30/16	60,000	GHS	16,471
23.00%, 2/13/17	30,000	GHS	8,682
25.48%, 4/24/17	10,000	GHS	3,067
24.44%, 5/29/17	90,000	GHS	27,505
26.00%, 6/05/17	10,000	GHS	3,142
25.40%, 7/31/17	30,000	GHS	9,240
23.00%, 8/21/17	111,000	GHS	32,888
[c]144A, 7.875%, 8/07/23	200,000		195,883
			580,009
Hungary 11.1%
Government of Hungary,
5.50%, 12/22/16	147,290,000	HUF	583,943
4.00%, 4/25/18	4,960,000	HUF	19,456
6.50%, 6/24/19	20,820,000	HUF	90,126
7.50%, 11/12/20	13,160,000	HUF	60,883
5.375%, 2/21/23	790,000		891,930
A, 6.75%, 11/24/17	38,720,000	HUF	162,915
A, 5.50%, 12/20/18	23,830,000	HUF	99,066
A, 7.00%, 6/24/22	940,000	HUF	4,435
A, 6.00%, 11/24/23	6,340,000	HUF	29,149
			1,941,903

16 | Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 2.4%
Government of Indonesia,
7.875%, 4/15/19	32,000,000	IDR	$2,565
8.375%, 3/15/34	1,720,000,000	IDR	147,071
FR27, 9.50%, 6/15/15	860,000,000	IDR	66,868
FR31, 11.00%, 11/15/20	7,000,000	IDR	645
senior bond, FR53, 8.25%, 7/15/21	17,000,000	IDR	1,403
senior note, FR70, 8.375%, 3/15/24	2,290,000,000	IDR	193,784
			412,336
Kenya 1.2%
[c]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000		211,354
Mexico 8.1%
Government of Mexico,
6.00%, 6/18/15	76,100	[d]MXN	514,321
8.00%, 12/17/15	6,400	[d]MXN	44,468
6.25%, 6/16/16	103,170	[d]MXN	714,301
7.25%, 12/15/16	19,000	[d]MXN	134,787
			1,407,877
Mongolia 1.0%
[c]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		173,369
Nigeria 0.0%†
Government of Nigeria, 13.05%, 8/16/16	700,000	NGN	3,315
Philippines 1.7%
Government of the Philippines, senior note, 1.625%, 4/25/16	13,120,000	PHP	294,453
Poland 2.2%
Government of Poland, 5.50%, 4/25/15	1,400,000	PLN	379,943
Republic of Montenegro 0.7%
[c]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	130,774
Senegal 1.2%
[c]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		201,011
Serbia 6.8%
[c]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		293,349
Serbia Treasury Bond, 10.00%,
4/04/15	17,400,000	RSD	162,377
9/11/21	2,130,000	RSD	18,119
Serbia Treasury Note,
10.00%, 11/08/15	20,100,000	RSD	189,475
10.00%, 1/30/16	190,000	RSD	1,797
10.00%, 5/22/16	580,000	RSD	5,489
8.00%, 10/02/16	54,510,000	RSD	500,628
10.00%, 5/08/17	350,000	RSD	3,289
10.00%, 3/20/21	830,000	RSD	7,169
			1,181,692
Slovenia 1.3%
[c]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		230,002

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Semiannual Report | 17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea 2.6%
Korea Monetary Stabilization Bond,
senior bond, 1.96%, 2/02/17	286,100,000	KRW	$259,602
senior note, 2.07%, 12/02/16	115,200,000	KRW	104,741
Korea Treasury Bond, senior note, 3.00%, 12/10/16	95,400,000	KRW	88,147
			452,490
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000	LKR	10,574
10.60%, 9/15/19	290,000	LKR	2,437
A, 7.50%, 8/15/18	190,000	LKR	1,436
C, 8.50%, 4/01/18	15,500,000	LKR	120,451
			134,898
Ukraine 3.5%
[c]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		304,852
senior note, 144A, 7.50%, 4/17/23	530,000		224,950
[c,e]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		84,750
			614,552
Uruguay 7.6%
[f]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	274,547	UYU	11,387
senior bond, Index Linked, 5.00%, 9/14/18	208,768	UYU	8,809
senior bond, Index Linked, 4.375%, 12/15/28	1,895,582	UYU	79,604
senior bond, Index Linked, 4.00%, 7/10/30	289,711	UYU	11,680
Uruguay Notas del Tesoro,
10.25%, 8/22/15	17,810,000	UYU	720,341
9.50%, 1/27/16	10,000	UYU	407
11.00%, 3/21/17	110,000	UYU	4,212
[f]18, Index Linked, 2.25%, 8/23/17	10,656,745	UYU	411,494
Uruguay Treasury Bill, Strip,
5/14/15	1,600,000	UYU	63,386
7/02/15	30,000	UYU	1,163
11/26/15	230,000	UYU	8,466
7/28/16	100,000	UYU	3,433
			1,324,382
Zambia 1.2%
[c]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		217,984
Total Foreign Government and Agency Securities (Cost $13,742,550)			11,836,578
Quasi-Sovereign and Corporate Bonds 11.6%
Costa Rica 3.8%
[g]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		657,093
Nigeria 2.4%
[c]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000		159,375
[c]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000		266,601
			425,976

18 | Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Poland 0.9%
[c,h]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	$163,152
Romania 0.7%
[c]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	119,265
Russia 0.6%
[c,e]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A, 7.875%,
9/25/17	100,000		99,875
South Africa 1.6%
[c]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	200,000	EUR	72,048
[c]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	213,012
			285,060
Turkey 1.2%
[c]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	200,000		207,500
Ukraine 0.4%
[e,i]State Export-Import Bank of Ukraine (Biz Finance PLC), loan participation, Reg S, 8.75%,
1/22/18	200,000		76,625
Total Quasi-Sovereign and Corporate Bonds (Cost $2,351,060)			2,034,546
Total Investments before Short Term Investments (Cost $16,093,610)			13,871,124
Short Term Investments 13.2%
Foreign Government and Agency Securities 2.9%
Indonesia 0.4%
[j]Indonesia Treasury Bills, 5/04/15 - 2/04/16	888,000,000	IDR	64,878
Malaysia 2.0%
Government of Malaysia,
3.835%, 8/12/15	40,000	MYR	11,107
3.197%, 10/15/15	270,000	MYR	74,754
[j]Malaysia Treasury Bills, 5/13/15 - 1/22/16	930,000	MYR	254,718
			340,579
Mexico 0.3%
[j]Mexico Treasury Bills, 4/01/15 - 9/17/15	87,210	[k] MXN	57,976
Philippines 0.2%
[j]Philippine Treasury Bills, 7/08/15 - 2/03/16	1,730,000	PHP	38,920
Total Foreign Government and Agency Securities (Cost $510,855)			502,353
Total Investments before Money Market Funds (Cost $16,604,465)			14,373,477

	Shares
Money Market Funds (Cost $1,802,377) 10.3%
United States 10.3%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	1,802,377		1,802,377
Total Investments (Cost $18,406,842) 92.6%			16,175,854
Other Assets, less Liabilities 7.4%			1,296,101
Net Assets 100.0%			$17,471,955

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Semiannual Report | 19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(g).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $4,494,125, representing 25.72% of net assets.
dPrincipal amount is stated in 100 Mexican Peso Units.
eSee Note 1(e) regarding loan participation notes.
fPrincipal amount of security is adjusted for inflation. See Note 1(g).
gSee Note 9 regarding restricted securities.
hIncome may be received in additional securities and/or cash.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
jThe security is traded on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lNon-income producing.
mSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date Appreciation Depreciation
Chilean Peso	DBAB	Buy	37,315,000	$58,954	3/17/15	$1,420	$—
Chilean Peso	DBAB	Buy	36,852,500	58,664	3/18/15	956	—
Malaysian Ringgit	DBAB	Buy	389,000	119,311	4/01/15	—	(11,899)
Euro	BZWS	Sell	367,000	505,891	4/02/15	94,965	—
Japanese Yen	BZWS	Sell	46,442,500	449,258	4/02/15	60,813	—
Malaysian Ringgit	JPHQ	Buy	827,050	248,746	4/02/15	—	(20,401)
Euro	DBAB	Sell	155,000	213,812	4/07/15	40,250	—
South Korean Won	JPHQ	Buy	227,006,000	211,239	4/07/15	—	(5,430)
Malaysian Ringgit	JPHQ	Buy	342,000	95,238	4/08/15	—	(869)
Indian Rupee	JPHQ	Buy	13,837,500	221,790	4/21/15	647	—
South Korean Won	JPHQ	Buy	45,013,200	43,307	5/15/15	—	(2,559)
Chilean Peso	DBAB	Buy	37,315,000	58,653	5/18/15	1,405	—
South Korean Won	JPHQ	Buy	11,204,500	10,761	5/18/15	—	(619)
Chilean Peso	DBAB	Buy	36,852,500	58,357	5/19/15	951	—
Euro	JPHQ	Sell	109,400	149,542	5/20/15	26,975	—
South Korean Won	JPHQ	Buy	33,766,200	32,383	5/20/15	—	(1,822)
South Korean Won	JPHQ	Buy	33,768,000	32,485	5/21/15	—	(1,923)
Euro	BZWS	Sell	105,000	143,968	5/22/15	26,327	—
Mexican Peso	JPHQ	Buy	6,083,000	458,299	5/28/15	—	(53,080)
Peruvian Neuvo Sol	DBAB	Buy	130,000	45,108	6/09/15	—	(3,780)
Philippine Peso	DBAB	Buy	2,407,100	53,641	6/29/15	824	—
Philippine Peso	DBAB	Buy	816,880	18,571	6/30/15	—	(89)
Malaysian Ringgit	JPHQ	Buy	291,780	89,041	7/01/15	—	(9,118)
Philippine Peso	JPHQ	Buy	823,000	18,814	7/01/15	—	(193)
Malaysian Ringgit	JPHQ	Buy	89,250	27,249	7/02/15	—	(2,804)
Malaysian Ringgit	DBAB	Buy	16,110	4,925	7/03/15	—	(513)
Malaysian Ringgit	DBAB	Buy	151,500	46,354	7/07/15	—	(4,876)
Euro	DBAB	Sell	128,180	173,793	7/21/15	30,036	—

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date Appreciation Depreciation
Malaysian Ringgit	HSBK	Buy	356,895	$109,692	7/21/15	$—	$(12,091)
Euro	DBAB	Sell	137,450	184,403	8/13/15	30,188	—
Philippine Peso	DBAB	Buy	2,407,100	53,640	9/30/15	673	—
Euro	DBAB	Sell	450,800	570,172	10/02/15	63,848	—
Euro	DBAB	Sell	393,000	493,934	10/07/15	52,479	—
Japanese Yen	JPHQ	Sell	40,000,000	369,259	10/07/15	33,679	—
Japanese Yen	HSBK	Sell	19,800,000	183,763	10/09/15	17,643	—
Japanese Yen	BZWS	Sell	10,100,000	93,799	10/13/15	9,054	—
Japanese Yen	DBAB	Sell	9,900,000	91,999	10/13/15	8,932	—
Euro	DBAB	Sell	100,000	127,530	10/29/15	15,144	—
Euro	DBAB	Sell	118,000	150,680	10/30/15	18,061	—
Euro	DBAB	Sell	59,000	74,000	11/05/15	7,681	—
Euro	BZWS	Sell	100,000	125,153	11/16/15	12,721	—
Euro	CITI	Sell	281,000	348,187	12/07/15	32,072	—
Malaysian Ringgit	JPHQ	Buy	239,000	64,656	1/11/16	—	(207)
Euro	CITI	Sell	28,594	33,537	1/20/16	1,327	—
Euro	DBAB	Sell	110,000	125,505	1/29/16	1,563	—
Euro	DBAB	Sell	100,000	113,630	2/03/16	939	—
Japanese Yen	JPHQ	Sell	20,400,000	174,875	2/08/16	3,149	—
Japanese Yen	SCNY	Sell	20,370,000	174,588	2/08/16	3,114	—
Japanese Yen	BZWS	Sell	20,370,000	174,586	2/09/16	3,107	—
Japanese Yen	JPHQ	Sell	20,420,000	174,956	2/09/16	3,056	—
Unrealized appreciation (depreciation)						603,999	(132,273)
Net unrealized appreciation (depreciation)						$471,726
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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Semiannual Report | 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

At February 28, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	10/17/17	$960,000	$1,538	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	8/22/23	520,000	—	(41,217)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	1/22/25	440,000	7,441	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	1/23/25	550,000	6,524	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1/27/25	320,000	3,774	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	1/29/25	80,000	1,218	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1/30/25	70,000	1,042	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2/03/25	110,000	2,934	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	8/22/43	300,000	—	(86,742)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	12/23/43	300,000	—	(89,216)
Total Interest Rate Swaps unrealized appreciation (depreciation)				24,471	(217,175)
Net unrealized appreciation (depreciation)					$(192,704)

See Abbreviations on page 38.
22 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$16,604,465
Cost - Sweep Money Fund (Note 3f)	1,802,377
Total cost of investments	$18,406,842
Value - Unaffiliated issuers	$14,373,477
Value - Sweep Money Fund (Note 3f)	1,802,377
Total value of investments	16,175,854
Restricted Cash (Note 1d)	220,000
Foreign currency, at value (cost $225,309)	173,860
Receivables:
Investment securities sold	196,948
Capital shares sold	20,765
Interest	284,490
Affiliates	19,059
Due from brokers	194,857
Unrealized appreciation on forward exchange contracts	603,999
Other assets	11
Total assets	17,889,843
Liabilities:
Payables:
Capital shares redeemed	7,675
Distribution fees	2,609
Variation margin	6,094
Professional fees	31,793
Due to brokers	220,000
Unrealized depreciation on forward exchange contracts	132,273
Deferred tax	4,721
Accrued expenses and other liabilities	12,723
Total liabilities	417,888
Net assets, at value	$17,471,955
Net assets consist of:
Paid-in capital	$19,882,409
Distributions in excess of net investment income	(281,155)
Net unrealized appreciation (depreciation)	(2,021,170)
Accumulated net realized gain (loss)	(108,129)
Net assets, at value	$17,471,955

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 23

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value	$16,053,825
Shares outstanding	1,849,952
Net asset value per share[a]	$8.68
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.07
Class C:
Net assets, at value	$748,940
Shares outstanding	86,432
Net asset value and maximum offering price per share[a]	$8.67
Class R:
Net assets, at value	$8,655
Shares outstanding	1,000
Net asset value and maximum offering price per share	$8.66
Class R6:
Net assets, at value	$4,281
Shares outstanding	493
Net asset value and maximum offering price per share	$8.68
Advisor Class:
Net assets, at value	$656,254
Shares outstanding	75,468
Net asset value and maximum offering price per share	$8.70

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
24 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Templeton Emerging Markets Bond Fund

Investment income:
Interest	$631,933
Expenses:
Management fees (Note 3a)	96,886
Distribution fees: (Note 3c)
Class A	10,316
Class C	2,721
Class R	23
Transfer agent fees: (Note 3e)
Class A	6,987
Class C	344
Class R	4
Advisor Class	275
Custodian fees (Note 4)	6,985
Reports to shareholders	9,014
Registration and filing fees	42,181
Professional fees	32,007
Other	6,124
Total expenses	213,867
Expenses waived/paid by affiliates (Note 3g)	(108,670)
Net expenses	105,197
Net investment income	526,736
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(311,996)
Foreign currency transactions	237,817
Swap contracts	(17,552)
Net realized gain (loss)	(91,731)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,970,431)
Translation of other assets and liabilities denominated in foreign currencies	258,468
Change in deferred taxes on unrealized appreciation	(2,732)
Net change in unrealized appreciation (depreciation)	(1,714,695)
Net realized and unrealized gain (loss)	(1,806,426)
Net increase (decrease) in net assets resulting from operations	$(1,279,690)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$526,736	$768,355
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	(91,731)	(126,245)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	(1,714,695)	416,817
Net increase (decrease) in net assets resulting from operations	(1,279,690)	1,058,927
Distributions to shareholders from:
Net investment income:
Class A	(879,334)	(672,076)
Class C	(42,442)	(20,060)
Class R	(457)	(465)
Class R6	(239)	(253)
Advisor Class	(34,935)	(21,305)
Total distributions to shareholders	(957,407)	(714,159)
Capital share transactions: (Note 2)
Class A	644,883	6,796,296
Class C	34,844	523,849
Advisor Class	52,260	581,786
Total capital share transactions	731,987	7,901,931
Net increase (decrease) in net assets	(1,505,110)	8,246,699
Net assets:
Beginning of period	18,977,065	10,730,366
End of period	$17,471,955	$18,977,065
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(281,155)	$149,516

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counter-

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

party include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one coun-terparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

d. Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

30 | Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015[a]		August 31, 2014[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	261,517	$2,414,699	873,449	$8,482,229
Shares issued in reinvestment of distributions	44,655	397,658	18,519	178,005
Shares redeemed	(241,866)	(2,167,474)	(193,522)	(1,863,938)
Net increase (decrease)	64,306	$644,883	698,446	$6,796,296
Class C Shares:
Shares sold	30,258	$284,354	84,899	$820,438
Shares issued in reinvestment of distributions	4,135	36,874	1,887	18,120
Shares redeemed	(31,577)	(286,384)	(32,801)	(314,709)
Net increase (decrease)	2,816	$34,844	53,985	$523,849
Advisor Class Shares:
Shares sold	7,432	$68,010	131,826	$1,283,080
Shares issued in reinvestment of distributions	3,849	34,391	2,120	20,434
Shares redeemed	(5,580)	(50,141)	(76,395)	(721,728)
Net increase (decrease)	5,701	$52,260	57,551	$581,786
[a]During the period Class R and Class R6 did not report any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$3,795
CDSC retained	$5,557

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $7,610 of which $4,112 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.96% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2016.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015.

h. Other Affiliated Transactions

At February 28, 2015, Advisers owned 49.59% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At August 31, 2014, the Fund had short-term capital loss carryforwards of $16,398.

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$18,527,824

Unrealized appreciation	$300,403
Unrealized depreciation	(2,652,373)
Net unrealized appreciation (depreciation)	$(2,351,970)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and offering costs.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $3,097,508 and $1,055,610 respectively.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

7. Credit Risk

At February 28, 2015, the Fund had 51.62% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal		Acquisition
Amount	Issuer	Date	Cost	Value
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33
	(Value is 3.76% of Net Assets)	12/18/13	$600,000	$657,093

10. Other Derivative Information

At February 28, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$24,471	[a]	Due from brokers / Variation	$217,175	[a]
	consist of: net unrealized			margin / Net assets consist of: net
	appreciation			unrealized depreciation
Foreign exchange contracts	Unrealized appreciation on forward	603,999		Unrealized depreciation on	132,273
	exchange contracts			forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

34 | Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

For the period ended February 28, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change	$(17,552)	$(69,185)
	in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions /	238,202	312,913
	Net change in unrealized appreciation (depreciation) on
	translation of other assets and liabilities denominated in
	foreign currencies

For the period ended February 28, 2015, the average month end fair value of derivatives represented 5.00% of average month end net assets. The average month end number of open derivative contracts for the period was 68.

At February 28, 2015, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$603,999	$132,273

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At February 28, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
BZWS	$206,987	$—	$—	$—	$206,987
CITI	33,399	—	—	—	33,399
DBAB	275,350	(21,157)	—	(220,000)	34,193
HSBK	17,643	(12,091)	—	—	5,552
JPHQ	67,506	(67,506)	—	—	—
SCNY	3,114	—	—	—	3,114
Total	$603,999	$(100,754)	$—	$(220,000)	$283,245

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information (continued)

At February 28, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
DBAB	$21,157	$(21,157)	$—	$—	$—
HSBK	12,091	(12,091)	—	—	—
JPHQ	99,025	(67,506)	—	—	31,519
Total	$132,273	$(100,754)	$—	$—	$31,519

See Note 1(c) regarding derivative financial instruments.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$11,836,578	$—	$11,836,578
Quasi-Sovereign and Corporate Bonds[a]	—	1,377,453	657,093	2,034,546
Short Term Investments	1,802,377	502,353	—	2,304,730
Total Investments in Securities	$1,802,377	$13,716,384	$657,093	$16,175,854
Other Financial Instruments
Forward Exchange Contracts	$—	$603,999	$—	$603,999
Swap Contractss	—	24,471	—	24,471
Total Investments in Securities	$—	$628,470	$—	$628,470
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$132,273	$—	$132,273
Swap Contracts	—	217,175	—	217,175
Total Investments in Securities	$—	$349,448	$—	$349,448

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year. At February 28, 2015, the reconciliation of assets, is as follows:

Net Change in
Unrealized
Appreciation
	Balance at		Transfers		Net	Net Unrealized	Balance	(Depreciation)
	Beginning	Purchases	Into (Out of)	Cost Basis	Realized	Appreciation	at End of	on Assets Held
	of Period	(Sales)	Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period	at Period End
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$642,444	$ —	$ —	$ —	$ —	$14,649	$657,093	$14,649

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2015, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and
Corporate Bonds	$657,093	Discounted cash flow model	Discount rate[b]	6.8%	Decrease

[a]Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurement.
[b]The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio

BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citibank N.A.	EUR Euro		PIK	Payment-In-Kind
CME	Chicago Mercantile Exchange	GHS	Ghanaian Cedi
DBAB	Deutsche Bank AG	HUF	Hungarian Forint
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JPMorgan Chase Bank, N.A.	KRW South Korean Won
LCH	London Clearing House	LKR	Sri Lankan Rupee
SCNY	Standard Charted Bank	MXN	Mexican Peso
		MYR	Malaysian Ringgit
		NGN	Nigerian Naira
		PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		UYU	Uruguayan Peso

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TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	072 S 04/15

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton Global Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton Global Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	35
Notes to Financial Statements	39
Shareholder Information	50

Semiannual Report

Templeton Global Bond Fund

This semiannual report for Templeton Global Bond Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.86% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), posted cumulative total returns of +3.88% in local currency terms and -6.10% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., economic stabilization in China, the abundance of global liquidity from the Bank of Japan (BOJ) and the European Central Bank (ECB), and a sharp decline in oil prices. The U.S. dollar strengthened against the euro, Japanese yen, and a vast number of developed and emerging market currencies over the six-month period.

In our view, the market misjudged the underlying forces behind the oil price decline, which we considered to have been driven by supply dynamics rather than a loss of demand. We believe that the global economy benefits from lower oil prices and that most observers have been too pessimistic. Risk aversion increased in November and December as the decline in oil prices accelerated. Heightened volatility led to a broad decrease in local-currency sovereign bond yields across the Americas, Europe and Asia, and a widening of credit spreads. During this time, higher duration securities outperformed lower duration securities and higher quality bonds outperformed lower quality bonds. This trend persisted through January before sharply reversing course in February; credit spreads tightened as risk appetites returned and local-currency sovereign bond yields shifted higher across the Americas, Europe and Asia.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In late October, the BOJ introduced a new round of quantitative easing (QE) with an indefinite time horizon. The annual level of asset purchasing was raised to 80 trillion yen — a level that approximates the U.S. Federal Reserve Board’s former QE program, which ended in the same month. This massive amount of liquidity had significant implications for global markets. Money printed in Japan is not likely to stay in Japan; we believe it will spread globally. Although Japan’s QE was positive for global risk assets, it contributed to further yen depreciation. The yen depreciated 13.10% against the U.S. dollar during the six months under review.2

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: FactSet.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON GLOBAL BOND FUND

In Europe, low inflation persisted while economic data was disappointing through most of 2014. In January 2015, the ECB committed to an ambitious QE program scheduled to begin in March, with the aim of increasing the size of its balance sheet to a level higher than its previous peak. The ECB’s renewed commitment to pursue highly accommodative monetary policies put further pressure on the euro, contributing to the euro’s 14.85% depreciation against the U.S. dollar during the period.2 Eurozone bond yields remained around historical lows at period-end.

The Chinese economy continued to have profound implications for the global economy during the period. During the period, we held the opinion that China would not face a “hard landing” scenario in the moderation of its economic growth. Those stabilizing trends appeared to hold form and China concluded 2014 with reasonable growth around 7.3%.3 It is important to note that China’s economy is much larger today than it was in the recent past. Even a 7.0% growth rate creates a much larger global aggregate demand effect compared with China’s higher growth rates from 10 years ago when it was growing at 10%–12%. Thus, the slowdown in the rate of China’s growth during the period did not have a dire impact on aggregate demand globally.

We also continued to see differentiation among specific emerging market economies during the reporting period; some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. We believe investors should not view the emerging markets asset class as a whole but instead need to selectively distinguish between variant individual economies. A strengthening U.S. economy has magnified the fundamental differences between healthy and vulnerable emerging market economies.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

The core of our strategy during the reporting period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk. We favored countries that had solid underlying fundamentals and policymakers who have taken proactive steps regarding fiscal, monetary and financial policy. We augmented this positioning with select opportunities in emerging markets and with a number of currency strategies. During the period, we used currency forward contracts to actively manage currencies. We also used interest rate swaps to tactically manage duration exposures.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON GLOBAL BOND FUND

Currency Breakdown*
2/28/15
% of Total
Net Assets
Americas	94.2%
U.S. Dollar	70.5%
Mexican Peso	14.8%
Brazilian Real	4.7%
Chilean Peso	2.9%
Canadian Dollar	1.2%
Peruvian Nuevo Sol	0.1%
Asia Pacific	26.6%
South Korean Won	18.1%
Malaysian Ringgit	13.6%
Singapore Dollar	8.1%
Indian Rupee	5.5%
Indonesian Rupiah	2.9%
Philippine Peso	1.3%
Sri Lankan Rupee	1.1%
Japanese Yen	-24.0%
Europe	-20.8%
Polish Zloty	8.9%
Hungarian Forint	3.5%
Euro	-33.2%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

During the period, major factors contributing to the Fund’s negative absolute performance included sovereign credit expo sures followed by currency positions. Interest rate strategies contributed to absolute return. Currency positions in Asia ex-Japan and Latin America detracted from absolute performance However, the fund’s net-negative positions in the Japanese yen and the euro, achieved through currency forward contracts, contributed to absolute return.

The Fund maintained a defensive approach regarding interest rates in developed and emerging markets during the period. Select duration exposures in Europe and Asia ex-Japan contributed to absolute results. Relative to the benchmark index, currency positions contributed to performance, while sovereign credit exposures and interest rate strategies detracted.

Underweighted positioning in the euro and the Japanese yen significantly contributed to relative performance during the period. However, overweighted currency positions in Asia ex-Japan and Latin America detracted from relative performance. Select underweighted duration exposures in Europe detracted from relative return, as did an underweighted duration exposure in the U.S. An overweighted duration exposure in Asia ex-Japan contributed to relative results.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL BOND FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/28/15	8/31/14		Change
A (TPINX)	$12.48	$13.41	-$	0.93
C (TEGBX)	$12.51	$13.44	-$	0.93
R (FGBRX)	$12.48	$13.41	-$	0.93
R6 (FBNRX)	$12.44	$13.36	-$	0.92
Advisor (TGBAX)	$12.44	$13.36	-$	0.92

Distributions (9/1/14–2/28/15)
	Dividend	Short-Term
Share Class	Income	Capital Gain		Total
A	$0.6434	$0.0281		$0.6715
C	$0.6173	$0.0281		$0.6454
R	$0.6275	$0.0281		$0.6556
R6	$0.6681	$0.0281		$0.6962
Advisor	$0.6596	$0.0281		$0.6877

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TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(3/31/15)[5]	(with waiver)	(without waiver)
A								0.90%	0.91%
6-Month		-1.86%		-6.07%	$9,393
1-Year	+	3.18%		-1.18%	$9,882		-3.25%
5-Year	+	30.06%	+	4.49%	$12,457	+	3.58%
10-Year	+	104.72%	+	6.96%	$19,605	+	7.14%
C								1.30%	1.31%
6-Month		-2.06%		-2.99%	$9,701
1-Year	+	2.75%	+	1.79%	$10,179		-0.32%
5-Year	+	27.52%	+	4.98%	$12,752	+	4.05%
10-Year	+	96.66%	+	7.00%	$19,666	+	7.18%
R								1.15%	1.16%
6-Month		-1.98%		-1.98%	$9,802
1-Year	+	2.92%	+	2.92%	$10,292	+	0.78%
5-Year	+	28.47%	+	5.14%	$12,847	+	4.20%
Since Inception (2/2/09)	+	56.20%	+	7.62%	$15,620	+	7.41%
R6								0.52%	0.53%
6-Month		-1.61%		-1.61%	$9,839
1-Year	+	3.59%	+	3.59%	$10,359	+	1.43%
Since Inception (5/1/13)	+	2.01%	+	1.09%	$10,201	+	0.76%
Advisor								0.65%	0.66%
6-Month		-1.67%		-1.67%	$9,833
1-Year	+	3.45%	+	3.45%	$10,345	+	1.29%
5-Year	+	31.72%	+	5.66%	$13,172	+	4.74%
10-Year	+	109.97%	+	7.70%	$20,997	+	7.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON GLOBAL BOND FUND

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund contractually guaranteed through at least 12/31/15. Class R6 has a fee waiver contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 | Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 9

TEMPLETON GLOBAL BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$981.40	$4.32
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41
C
Actual	$1,000	$979.40	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41
R
Actual	$1,000	$980.20	$5.55
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66
R6
Actual	$1,000	$983.90	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56
Advisor
Actual	$1,000	$983.30	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.88%;
C: 1.28%; R: 1.13%; R6: 0.51%; and Advisor: 0.63%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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				TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Bond Fund
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.41	$12.68	$13.12	$13.81	$13.24	$12.18
Income from investment operations[a]:
Net investment income[b]	0.17	0.37	0.38	0.43	0.52	0.57
Net realized and unrealized gains (losses)	(0.43)	0.84	0.04	(0.24)	0.78	1.05
Total from investment operations	(0.26)	1.21	0.42	0.19	1.30	1.62
Less distributions from:
Net investment income and net foreign
currency gains	(0.64)	(0.48)	(0.69)	(0.80)	(0.73)	(0.56)
Net realized gains	(0.03)	(—)[c]	(0.17)	(0.08)	—	—
Total distributions	(0.67)	(0.48)	(0.86)	(0.88)	(0.73)	(0.56)
Net asset value, end of period	$12.48	$13.41	$12.68	$13.12	$13.81	$13.24

Total return[d]	(1.86)%	9.71%	3.09%	1.75%	9.96%	13.57%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	0.89%	0.90%	0.86%	0.89%	0.88%	0.91%
Expenses net of waiver and payments
by affiliates	0.88%	0.89%[f]	0.86%[f]	0.89%	0.88%[f]	0.91%[f]
Net investment income	2.74%	2.83%	2.84%	3.30%	3.76%	4.40%

Supplemental data
Net assets, end of period (000’s)	$21,471,864	$23,897,947	$25,959,296	$24,338,274	$26,032,471	$17,853,083
Portfolio turnover rate	18.09%	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 11

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.44	$12.70	$13.14	$13.84	$13.27	$12.20
Income from investment operations[a]:
Net investment income[b]	0.15	0.32	0.33	0.38	0.46	0.52
Net realized and unrealized gains (losses)	(0.43)	0.84	0.04	(0.25)	0.79	1.06
Total from investment operations	(0.28)	1.16	0.37	0.13	1.25	1.58
Less distributions from:
Net investment income and net foreign
currency gains	(0.62)	(0.42)	(0.64)	(0.75)	(0.68)	(0.51)
Net realized gains	(0.03)	(—)[c]	(0.17)	(0.08)	—	—
Total distributions	(0.65)	(0.42)	(0.81)	(0.83)	(0.68)	(0.51)
Net asset value, end of period	$12.51	$13.44	$12.70	$13.14	$13.84	$13.27

Total return[d]	(2.06)%	9.33%	2.67%	1.26%	9.59%	13.01%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.29%	1.30%	1.26%	1.29%	1.28%	1.31%
Expenses net of waiver and payments
by affiliates	1.28%	1.29%[f]	1.26%[f]	1.29%	1.28%[f]	1.31%[f]
Net investment income	2.34%	2.43%	2.44%	2.90%	3.36%	4.00%

Supplemental data
Net assets, end of period (000’s)	$7,378,116	$8,216,911	$8,956,685	$8,965,274	$9,270,612	$6,382,496
Portfolio turnover rate	18.09%	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.41	$12.67	$13.11	$13.81	$13.24	$12.18
Income from investment operations[a]:
Net investment income[b]	0.16	0.34	0.34	0.39	0.46	0.53
Net realized and unrealized gains (losses)	(0.43)	0.84	0.05	(0.25)	0.81	1.06
Total from investment operations	(0.27)	1.18	0.39	0.14	1.27	1.59
Less distributions from:
Net investment income and net foreign
currency gains	(0.63)	(0.44)	(0.66)	(0.76)	(0.70)	(0.53)
Net realized gains	(0.03)	(—)[c]	(0.17)	(0.08)	—	—
Total distributions	(0.66)	(0.44)	(0.83)	(0.84)	(0.70)	(0.53)
Net asset value, end of period	$12.48	$13.41	$12.67	$13.11	$13.81	$13.24

Total return[d]	(1.98)%	9.52%	2.83%	1.42%	9.78%	13.22%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.14%	1.15%	1.11%	1.14%	1.13%	1.16%
Expenses net of waiver and payments
by affiliates	1.13%	1.14%[f]	1.11%[f]	1.14%	1.13%[f]	1.16%[f]
Net investment income	2.49%	2.58%	2.59%	3.05%	3.51%	4.15%

Supplemental data
Net assets, end of period (000’s)	$380,494	$367,660	$297,364	$210,580	$126,413	$27,539
Portfolio turnover rate	18.09%	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended	Year Ended
	February 28, 2015	August 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.36	$12.64	$13.60
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.13
Net realized and unrealized gains (losses)	(0.42)	0.83	(0.91)
Total from investment operations	(0.22)	1.25	(0.78)
Less distributions from:
Net investment income and net foreign currency gains	(0.67)	(0.53)	(0.18)
Net realized gains	(0.03)	(—)[d]	—
Total distributions	(0.70)	(0.53)	(0.18)
Net asset value, end of period	$12.44	$13.36	$12.64

Total return[e]	(1.61)%	10.07%	(5.81)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.52%	0.52%	0.51%
Expenses net of waiver and payments by affiliates	0.51%	0.51%[g]	0.51%[g]
Net investment income	3.11%	3.21%	3.19%

Supplemental data
Net assets, end of period (000’s)	$2,368,924	$1,934,358	$123,814
Portfolio turnover rate	18.09%	35.18%	42.39%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.36	$12.63	$13.08	$13.77	$13.21	$12.15
Income from investment operations[a]:
Net investment income[b]	0.19	0.40	0.41	0.46	0.55	0.60
Net realized and unrealized gains (losses)	(0.42)	0.84	0.04	(0.24)	0.78	1.05
Total from investment operations	(0.23)	1.24	0.45	0.22	1.33	1.65
Less distributions from:
Net investment income and net foreign
currency gains	(0.66)	(0.51)	(0.73)	(0.83)	(0.77)	(0.59)
Net realized gains	(0.03)	(—)[c]	(0.17)	(0.08)	—	—
Total distributions	(0.69)	(0.51)	(0.90)	(0.91)	(0.77)	(0.59)
Net asset value, end of period	$12.44	$13.36	$12.63	$13.08	$13.77	$13.21

Total return[d]	(1.67)%	10.02%	3.28%	2.01%	10.27%	13.80%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	0.64%	0.65%	0.61%	0.64%	0.63%	0.66%
Expenses net of waiver and payments
by affiliates	0.63%	0.64%[f]	0.61%[f]	0.64%	0.63%[f]	0.66%[f]
Net investment income	2.99%	3.08%	3.09%	3.55%	4.01%	4.65%

Supplemental data
Net assets, end of period (000’s)	$36,984,174	$38,724,654	$32,926,705	$28,062,661	$27,154,629	$13,833,022
Portfolio turnover rate	18.09%	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON INCOME TRUST

Statement of Investments, February 28, 2015 (unaudited)

Templeton Global Bond Fund

	Principal Amount*	Value
Foreign Government and Agency Securities 57.3%
Brazil 4.7%
Letra Tesouro Nacional, Strip,
1/01/16	559,730[a] BRL	$177,892,111
1/01/17	988,370[a] BRL	279,115,305
1/01/18	615,590[a] BRL	155,109,165
Nota Do Tesouro Nacional,
10.00%, 1/01/21	195,750[a] BRL	62,625,394
10.00%, 1/01/23	744,290[a] BRL	234,151,608
[b]Index Linked, 6.00%, 5/15/17	4,429[a] BRL	4,027,501
[b]Index Linked, 6.00%, 5/15/19	458,561[a] BRL	415,208,954
[b]Index Linked, 6.00%, 8/15/20	39,290[a] BRL	35,524,714
[b]Index Linked, 6.00%, 8/15/22	1,050,004[a] BRL	949,657,556
[b]Index Linked, 6.00%, 5/15/23	379,926[a] BRL	339,582,765
[b]Index Linked, 6.00%, 8/15/24	252,192[a] BRL	227,446,449
[b]Index Linked, 6.00%, 8/15/50	133,230[a] BRL	118,783,739
senior note, 10.00%, 1/01/19	569,840[a] BRL	186,922,709
		3,186,047,970
Hungary 7.0%
Government of Hungary,
7.75%, 8/24/15	32,210,410,000 HUF	122,404,916
5.50%, 12/22/16	31,746,880,000 HUF	125,862,982
4.125%, 2/19/18	136,990,000	143,902,516
4.00%, 4/25/18	25,821,730,000 HUF	101,287,791
6.00%, 1/11/19	179,922,000 EUR	237,460,003
6.50%, 6/24/19	74,957,040,000 HUF	324,474,687
7.50%, 11/12/20	21,125,910,000 HUF	97,736,866
5.375%, 2/21/23	252,890,000	285,519,132
A, 6.75%, 11/24/17	110,833,790,000 HUF	466,336,042
A, 5.50%, 12/20/18	38,023,730,000 HUF	158,072,456
A, 7.00%, 6/24/22	39,464,430,000 HUF	186,186,259
A, 6.00%, 11/24/23	47,097,950,000 HUF	216,541,990
B, 6.75%, 2/24/17	57,394,070,000 HUF	233,993,247
B, 5.50%, 6/24/25	15,576,440,000 HUF	70,822,116
senior note, 6.25%, 1/29/20	390,004,000	448,444,149
senior note, 6.375%, 3/29/21	927,200,000	1,086,645,948
senior note, 5.375%, 3/25/24	83,320,000	94,617,775
[c]senior note, Reg S, 3.50%, 7/18/16	11,765,000 EUR	13,695,202
[c]senior note, Reg S, 4.375%, 7/04/17	104,973,000 EUR	126,511,620
[c]senior note, Reg S, 5.75%, 6/11/18	143,730,000 EUR	184,723,358
[c]senior note, Reg S, 3.875%, 2/24/20	41,781,000 EUR	52,301,337
		4,777,540,392
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000	199,132,370
India 2.3%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000 INR	234,253,352
senior bond, 8.28%, 9/21/27	4,362,400,000 INR	73,484,687
senior bond, 8.60%, 6/02/28	14,975,000,000 INR	260,008,866
senior note, 7.28%, 6/03/19	561,300,000 INR	8,946,505
senior note, 8.12%, 12/10/20	10,842,300,000 INR	178,246,125

16 | Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 8.35%, 5/14/22	4,260,400,000	INR	$71,073,805
senior note, 7.16%, 5/20/23	4,378,700,000	INR	68,253,121
senior note, 8.83%, 11/25/23	37,754,900,000	INR	651,179,548
			1,545,446,009
Indonesia 2.7%
Government of Indonesia,
7.875%, 4/15/19	612,998,000,000	IDR	49,137,920
8.375%, 3/15/34	2,917,910,000,000	IDR	249,500,563
FR27, 9.50%, 6/15/15	55,210,000,000	IDR	4,292,760
FR28, 10.00%, 7/15/17	104,700,000,000	IDR	8,651,748
FR30, 10.75%, 5/15/16	185,655,000,000	IDR	15,011,005
FR31, 11.00%, 11/15/20	919,348,000,000	IDR	84,647,680
FR32, 15.00%, 7/15/18	1,150,000,000	IDR	110,365
FR34, 12.80%, 6/15/21	1,522,849,000,000	IDR	152,629,368
FR35, 12.90%, 6/15/22	816,108,000,000	IDR	84,410,867
FR36, 11.50%, 9/15/19	437,062,000,000	IDR	39,806,951
FR37, 12.00%, 9/15/26	66,550,000,000	IDR	7,123,958
FR39, 11.75%, 8/15/23	556,845,000,000	IDR	55,849,438
FR40, 11.00%, 9/15/25	710,760,000,000	IDR	70,944,794
FR42, 10.25%, 7/15/27	818,390,000,000	IDR	79,236,029
FR43, 10.25%, 7/15/22	337,191,000,000	IDR	31,010,984
FR44, 10.00%, 9/15/24	197,824,000,000	IDR	18,421,865
FR46, 9.50%, 7/15/23	2,825,220,000,000	IDR	253,419,974
FR47, 10.00%, 2/15/28	1,854,867,000,000	IDR	178,152,185
FR48, 9.00%, 9/15/18	341,640,000,000	IDR	28,150,555
FR52, 10.50%, 8/15/30	896,704,000,000	IDR	90,056,700
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000	IDR	10,642,120
senior note, 8.50%, 10/15/16	70,944,000,000	IDR	5,606,179
senior note, FR70, 8.375%, 3/15/24	3,894,190,000,000	IDR	329,533,757
			1,846,347,765
Ireland 1.7%
Government of Ireland, senior bond, 5.40%, 3/13/25	723,011,670	EUR	1,160,769,452
Lithuania 0.6%
[d]Government of Lithuania, 144A,
7.375%, 2/11/20	259,310,000		317,929,619
6.125%, 3/09/21	101,430,000		120,798,058
			438,727,677
Malaysia 1.4%
Government of Malaysia,
4.72%, 9/30/15	2,465,400,000	MYR	688,591,477
senior bond, 4.262%, 9/15/16	1,021,117,000	MYR	286,761,099
senior note, 3.172%, 7/15/16	16,830,000	MYR	4,652,509
			980,005,085
Mexico 5.5%
Government of Mexico,
6.00%, 6/18/15	100,089,240[e] MXN		676,451,586
8.00%, 12/17/15	223,461,510[e] MXN		1,552,631,952
6.25%, 6/16/16	84,224,550[e] MXN		583,131,679
7.25%, 12/15/16	93,282,800[e] MXN		661,755,816

franklintempleton.com	Semiannual Report | 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	13,616,675		[g] MXN	$96,110,086
3.50%, 12/14/17	11,537,085		[g] MXN	82,049,906
4.00%, 6/13/19	7,217,807		[g] MXN	52,584,383
2.50%, 12/10/20	5,778,982		[g] MXN	39,288,547
				3,744,003,955
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000	PEN		68,443,920
Philippines 0.7%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000	PHP		40,327,626
senior bond, 9.125%, 9/04/16	619,630,000	PHP		15,130,398
senior note, 1.625%, 4/25/16	19,539,630,000	PHP		438,529,327
				493,987,351
Poland 8.5%
Government of Poland,
5.50%, 4/25/15	4,452,193,000	PLN		1,208,270,541
6.25%, 10/24/15	5,168,683,000	PLN		1,435,423,082
5.00%, 4/25/16	2,472,048,000	PLN		692,413,477
4.75%, 10/25/16	3,039,400,000	PLN		861,865,627
4.75%, 4/25/17	285,830,000	PLN		82,214,191
5.75%, 9/23/22	495,970,000	PLN		168,527,462
[h]FRN, 2.01%, 1/25/17	2,005,988,000	PLN		542,163,233
[h]FRN, 2.01%, 1/25/21	1,721,975,000	PLN		462,074,516
senior note, 6.375%, 7/15/19	297,700,000			348,425,103
				5,801,377,232
Portugal 2.8%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	690,810,000			766,926,900
[c]Reg S, 3.875%, 2/15/30	820,750,000		EUR	1,105,354,313
[c]senior bond, Reg S, 4.95%, 10/25/23	5,772,600		EUR	8,210,992
[c]senior note, Reg S, 5.65%, 2/15/24	14,427,600		EUR	21,484,155
				1,901,976,360
Russia 0.9%
Government of Russia, senior bond,
[d]144A, 7.50%, 3/31/30	441,113,680			472,962,088
[c]Reg S, 7.50%, 3/31/30	114,405,575			122,665,657
				595,627,745
Serbia 0.8%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000			105,510,480
4.875%, 2/25/20	190,710,000			199,483,614
7.25%, 9/28/21	211,710,000			248,419,455
				553,413,549
Singapore 0.3%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD		241,295,550

18 | Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Slovenia 1.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		$456,886,323
5.85%, 5/10/23	408,080,000		481,295,673
			938,181,996
South Korea 12.5%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,708,193
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	731,351,133
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	338,748,779
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	138,708,028
senior bond, 1.96%, 2/02/17	337,287,200,000	KRW	306,047,896
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,669,902,206
senior note, 2.90%, 12/02/15	1,159,921,000,000	KRW	1,060,574,926
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	737,214,791
senior note, 2.80%, 4/02/16	66,000,000,000	KRW	60,457,690
senior note, 2.79%, 6/02/16	172,039,000,000	KRW	157,769,311
senior note, 2.46%, 8/02/16	407,886,800,000	KRW	372,772,763
senior note, 2.22%, 10/02/16	216,924,000,000	KRW	197,647,873
senior note, 2.07%, 12/02/16	540,479,300,000	KRW	491,411,508
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	24,008,803
senior bond, 4.00%, 3/10/16	798,759,900,000	KRW	739,956,474
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	166,046,020
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	14,200,615
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	218,620,612
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	76,005,669
senior note, 2.75%, 6/10/16	432,225,200,000	KRW	396,186,090
senior note, 3.00%, 12/10/16	725,182,400,000	KRW	670,047,725
			8,584,387,105
Sri Lanka 1.0%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,648,411
8.25%, 3/01/17	907,610,000	LKR	6,975,203
8.00%, 6/15/17	557,250,000	LKR	4,268,832
10.60%, 7/01/19	7,357,980,000	LKR	61,750,390
10.60%, 9/15/19	18,304,460,000	LKR	153,846,134
8.00%, 11/01/19	557,250,000	LKR	4,269,648
11.20%, 7/01/22	1,288,300,000	LKR	11,478,400
A, 11.75%, 3/15/15	166,090,000	LKR	1,249,748
A, 6.50%, 7/15/15	3,488,190,000	LKR	26,237,397
A, 11.00%, 8/01/15	15,208,000,000	LKR	116,484,257
A, 8.50%, 11/01/15	2,571,370,000	LKR	19,569,159
A, 6.40%, 8/01/16	2,094,100,000	LKR	15,700,167
A, 5.80%, 1/15/17	2,419,800,000	LKR	17,823,649
A, 7.50%, 8/15/18	1,127,970,000	LKR	8,522,040
A, 8.00%, 11/15/18	6,671,840,000	LKR	51,133,152
A, 9.00%, 5/01/21	10,254,020,000	LKR	81,947,833
B, 11.00%, 9/01/15	3,443,800,000	LKR	26,480,662
B, 6.40%, 10/01/16	1,421,400,000	LKR	10,615,664
B, 5.80%, 7/15/17	810,400,000	LKR	5,921,854

franklintempleton.com	Semiannual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Sri Lanka (continued)
Government of Sri Lanka, (continued)
B, 8.50%, 7/15/18	1,975,710,000	LKR	$15,379,749
C, 8.50%, 4/01/18	7,340,380,000	LKR	57,042,443
D, 8.50%, 6/01/18	7,532,460,000	LKR	58,518,135
			758,862,927
[i]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	194,730,738
Ukraine 1.8%
[d]Government of Ukraine,
144A, 6.875%, 9/23/15	10,500,000		5,298,825
144A, 9.25%, 7/24/17	707,200,000		310,117,808
144A, 7.75%, 9/23/20	181,290,000		75,897,965
senior bond, 144A, 6.58%, 11/21/16	135,700,000		58,237,690
senior bond, 144A, 7.80%, 11/28/22	572,565,000		242,426,884
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	28,257,335
senior note, 144A, 6.25%, 6/17/16	349,346,000		150,955,900
senior note, 144A, 6.75%, 11/14/17	82,883,000		35,969,150
senior note, 144A, 7.95%, 2/23/21	554,350,000		234,844,834
senior note, 144A, 7.50%, 4/17/23	273,808,000		116,213,698
			1,258,220,089
Total Foreign Government and Agency Securities
(Cost $42,016,697,696)			39,268,525,237
Quasi-Sovereign and Corporate Bonds 1.3%
Hungary 0.4%
[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		283,786,250
India 0.7%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000	INR	404,897,849
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000	INR	55,998,319
8.29%, 11/28/24	3,050,000,000	INR	51,295,425
			512,191,593
South Korea 0.0%†
The Export-Import Bank of Korea,
senior bond, 5.125%, 3/16/15	6,330,000		6,339,431
senior note, 4.625%, 2/20/17	14,090,000	EUR	17,058,292
			23,397,723
Ukraine 0.2%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000		9,741,138
7.40%, 4/20/18	238,810,000		97,072,683
			106,813,821
Total Quasi-Sovereign and Corporate Bonds
(Cost $1,020,107,036)			926,189,387
Total Investments before Short Term Investments
(Cost $43,036,804,732)			40,194,714,624

20 | Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Short Term Investments 34.3%
Foreign Government and Agency Securities 14.6%
Canada 1.2%
[j]Canada Treasury Bills, 3/12/15 - 4/23/15	791,605,000	CAD	$633,193,912
Government of Canada, 1.50%, 8/01/15	208,775,000	CAD	167,704,215
			800,898,127
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	4,151,970,000	HUF	15,206,351
Indonesia 0.1%
[j]Indonesia Treasury Bills, 5/04/15 - 2/04/16	1,497,267,000,000	IDR	109,389,564
Malaysia 5.6%
[j]Bank of Negara Monetary Notes, 3/12/15 - 11/24/15	12,777,736,000	MYR	3,494,909,152
Government of Malaysia,
3.835%, 8/12/15	578,180,000	MYR	160,550,226
3.197%, 10/15/15	527,885,000	MYR	146,154,413
[j]Malaysia Treasury Bill, 8/14/15	53,090,000	MYR	14,479,706
			3,816,093,497
Mexico 3.1%
[j]Mexico Treasury Bills, 3/19/15 - 1/07/16	3,225,324,440[k] MXN		2,130,717,739
Philippines 0.4%
[j]Philippine Treasury Bills, 4/08/15 - 2/03/16	12,080,160,000	PHP	271,026,417

Singapore 3.1%
[j]Monetary Authority of Singapore Treasury Bills,
4/06/15	1,837,600,000	SGD	1,347,538,274
3/27/15 - 5/22/15	1,067,095,000	SGD	782,383,832
			2,129,922,106

South Korea 1.1%
[j]Korea Monetary Stabilization Bonds, 5/05/15 - 8/04/15	603,525,500,000	KRW	544,778,078
Korea Monetary Stabilization Bond, senior note, 2.13%, 10/08/15	223,563,600,000	KRW	203,217,077
			747,995,155

Total Foreign Government and Agency Securities
(Cost $10,555,550,570)			10,021,248,956
U.S. Government and Agency Securities (Cost $1,217,120,249) 1.8%
United States 1.8%
[j]FHLB, 3/03/15 - 3/06/15	1,217,124,000		1,217,123,083
Total Investments before Money Market Funds
(Cost $54,809,475,551)			51,433,086,663

	Shares
Money Market Funds (Cost $12,276,567,943) 17.9%
United States 17.9%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	12,276,567,943		12,276,567,943
Total Investments (Cost $67,086,043,494) 92.9%			63,709,654,606
Other Assets, less Liabilities 7.1%			4,873,916,985
Net Assets 100.0%			$68,583,571,591

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Semiannual Report | 21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2015, the aggregate value of these securities was $1,634,946,634, representing 2.38% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $5,018,164,740, representing 7.32% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(f).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lNon-income producing.
mSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Chilean Peso	DBAB	Buy	22,795,567,000	36,422,207		3/02/15	$510,736	$—
Chilean Peso	DBAB	Sell	22,795,567,000	36,531,357		3/02/15	—	(401,587)
Swedish Krona	GSCO	Buy	1,007,491,500	112,418,154	EUR	3/02/15	—	(4,952,414)
Swedish Krona	GSCO	Sell	1,007,491,500	106,083,003	EUR	3/02/15	—	(2,138,165)
Chilean Peso	DBAB	Buy	12,395,040,000	21,392,889		3/03/15	—	(1,312,525)
Chilean Peso	DBAB	Sell	12,395,040,000	19,992,000		3/03/15	—	(88,364)
Chilean Peso	MSCO	Buy	24,865,500,000	42,705,882		3/03/15	—	(2,422,971)
Chilean Peso	MSCO	Sell	24,865,500,000	39,944,578		3/03/15	—	(338,333)
Indian Rupee	HSBK	Buy	3,044,997,250	48,377,290		3/03/15	971,515	—
Indian Rupee	HSBK	Sell	3,044,997,250	49,152,498		3/03/15	—	(196,307)
Japanese Yen	JPHQ	Buy	12,728,600,000	106,631,482		3/03/15	—	(216,515)
Japanese Yen	JPHQ	Sell	12,728,600,000	125,015,715		3/03/15	18,600,747	—
Polish Zloty	DBAB	Buy	284,819,000	66,835,387	EUR	3/03/15	2,003,443	—
Polish Zloty	DBAB	Sell	284,819,000	68,578,205	EUR	3/03/15	—	(52,779)
Chilean Peso	DBAB	Buy	20,259,910,000	31,975,363		3/04/15	843,331	—
Chilean Peso	DBAB	Sell	20,259,910,000	32,677,274		3/04/15	—	(141,420)
Japanese Yen	HSBK	Sell	9,813,450,000	96,163,155		3/04/15	14,118,507	—
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,900,874		3/04/15	—	(5,668,146)
Malaysian Ringgit	JPHQ	Sell	250,109,000	69,577,155		3/04/15	344,427	—
Chilean Peso	MSCO	Buy	24,383,100,000	38,734,075		3/05/15	760,082	—
Singapore Dollar	MSCO	Buy	82,778,200	65,297,941		3/05/15	—	(4,564,695)
Euro	HSBK	Sell	29,251,000	40,213,105		3/09/15	7,471,108	—
Indian Rupee	DBAB	Buy	2,510,663,000	40,091,387		3/09/15	553,585	—
Japanese Yen	BZWS	Sell	35,663,421,500	348,757,526		3/09/15	50,573,827	—
Japanese Yen	MSCO	Sell	6,405,061,130	62,641,185		3/09/15	9,088,139	—
Euro	CITI	Sell	109,690,000	151,813,702		3/10/15	29,031,010	—
Euro	MSCO	Sell	82,877,000	114,782,573		3/10/15	22,013,304	—
Singapore Dollar	GSCO	Buy	87,786,250	69,871,259		3/10/15	—	(5,472,730)
Chilean Peso	MSCO	Buy	24,865,500,000	42,904,840		3/11/15	—	(2,651,491)
Polish Zloty	BZWS	Buy	52,182,000	12,451,887	EUR	3/11/15	129,303	—

22 | Semiannual Report							franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Polish Zloty	DBAB	Buy	52,182,000	12,458,249	EUR	3/11/15	$122,182	$—
Chilean Peso	CITI	Buy	20,803,900,000	33,124,592		3/12/15	550,574	—
Chilean Peso	DBAB	Buy	11,693,890,000	19,874,386		3/13/15	—	(947,283)
Indian Rupee	JPHQ	Buy	7,341,887,767	116,890,428		3/13/15	1,881,069	—
Mexican Peso	CITI	Buy	1,553,290,800	115,442,785		3/13/15	—	(11,468,739)
Mexican Peso	JPHQ	Buy	1,456,663,741	107,044,661		3/13/15	—	(9,538,628)
Euro	DBAB	Buy	103,280,000	122,666,689		3/16/15	—	(7,050,033)
Euro	DBAB	Sell	103,280,000	143,248,327		3/16/15	27,631,671	—
Malaysian Ringgit	HSBK	Buy	418,125,000	128,196,284		3/16/15	—	(12,576,627)
Singapore Dollar	DBAB	Buy	150,260,000	114,057,993		3/16/15	—	(3,848,358)
Singapore Dollar	HSBK	Buy	240,069,100	190,030,317		3/16/15	—	(13,949,338)
Chilean Peso	DBAB	Buy	13,621,865,000	21,521,234		3/17/15	518,301	—
Euro	CITI	Sell	6,192,249	8,640,045		3/17/15	1,708,050	—
Japanese Yen	CITI	Sell	8,267,822,900	80,802,006		3/17/15	11,666,075	—
Mexican Peso	CITI	Buy	553,062,600	40,512,955		3/17/15	—	(3,503,824)
Polish Zloty	DBAB	Buy	52,182,000	12,452,749	EUR	3/17/15	123,712	—
Chilean Peso	DBAB	Buy	13,453,500,000	21,415,950		3/18/15	349,182	—
Mexican Peso	JPHQ	Buy	1,108,360,000	81,431,195		3/18/15	—	(7,269,261)
Singapore Dollar	DBAB	Buy	109,530,000	86,542,222		3/18/15	—	(6,210,913)
Hungarian Forint	DBAB	Buy	20,036,298,800	62,790,031	EUR	3/19/15	3,685,843	—
Hungarian Forint	JPHQ	Buy	6,004,960,140	18,821,376	EUR	3/19/15	1,101,361	—
Japanese Yen	CITI	Sell	25,386,870,000	250,082,452		3/19/15	37,789,903	—
Japanese Yen	MSCO	Sell	12,384,230,000	122,652,570		3/19/15	19,091,960	—
Polish Zloty	DBAB	Buy	223,787,690	51,855,522	EUR	3/19/15	2,258,400	—
Chilean Peso	DBAB	Buy	20,505,700,000	32,877,505		3/20/15	290,627	—
Chilean Peso	JPHQ	Buy	37,392,177,200	61,145,233		3/20/15	191,258	(854,348)
Chilean Peso	MSCO	Buy	12,954,520,000	20,832,561		3/20/15	121,477	—
Hungarian Forint	JPHQ	Buy	20,038,995,000	63,021,653	EUR	3/20/15	3,433,209	—
Indian Rupee	JPHQ	Buy	5,912,162,767	94,741,188		3/20/15	780,512	—
Malaysian Ringgit	HSBK	Buy	116,686,000	35,021,910		3/20/15	—	(2,767,270)
Chilean Peso	DBAB	Buy	20,283,160,000	32,525,914		3/23/15	273,239	—
Euro	BZWS	Sell	4,383,502	6,104,027		3/23/15	1,196,472	—
Euro	DBAB	Buy	34,555,000	41,044,083		3/23/15	—	(2,357,996)
Euro	DBAB	Sell	34,555,000	48,100,560		3/23/15	9,414,472	—
Japanese Yen	DBAB	Sell	6,258,238,000	61,285,577		3/24/15	8,948,433	—
Mexican Peso	CITI	Buy	1,615,454,200	118,175,143		3/24/15	—	(10,134,145)
Swedish Krona	DBAB	Buy	1,307,000,000	146,746,758	EUR	3/24/15	—	(7,450,209)
Swedish Krona	DBAB	Sell	1,307,000,000	137,584,740	EUR	3/24/15	—	(2,807,272)
Japanese Yen	BZWS	Sell	17,003,283,330	166,544,478		3/25/15	24,345,260	—
Chilean Peso	DBAB	Buy	26,133,010,000	42,034,760		3/26/15	212,357	—
Euro	DBAB	Buy	29,745,000	35,331,706		3/26/15	—	(2,029,353)
Euro	DBAB	Sell	29,745,000	40,963,327		3/26/15	7,660,974	—
Malaysian Ringgit	DBAB	Buy	152,218,000	45,195,368		3/26/15	—	(3,140,969)
Malaysian Ringgit	DBAB	Sell	152,218,000	41,981,907		3/26/15	—	(72,492)
Malaysian Ringgit	HSBK	Buy	145,031,000	43,043,569		3/26/15	—	(2,974,776)
Indian Rupee	HSBK	Buy	6,669,238,000	107,568,355		3/30/15	—	(5,609)
Euro	DBAB	Buy	990,895	1,177,064		3/31/15	—	(67,594)
Euro	DBAB	Sell	990,895	1,363,967		3/31/15	254,497	—
Euro	GSCO	Sell	102,050,000	130,078,033		3/31/15	15,816,268	—
Malaysian Ringgit	HSBK	Buy	315,490,600	93,957,532		3/31/15	—	(6,834,634)
Polish Zloty	DBAB	Buy	207,553,629	49,851,955	EUR	3/31/15	90,300	—
Chilean Peso	DBAB	Buy	35,190,607,000	56,383,946		4/06/15	455,314	—
Chilean Peso	DBAB	Buy	20,259,910,000	32,597,358		4/07/15	123,588	—

franklintempleton.com							Semiannual Report | 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Euro	DBAB	Buy	74,973,000	89,064,925		4/07/15	$—	$(5,113,592)
Euro	DBAB	Sell	74,973,000	103,420,005		4/07/15	19,468,672	—
Polish Zloty	DBAB	Buy	284,819,000	68,462,321	EUR	4/07/15	39,934	—
Malaysian Ringgit	JPHQ	Buy	321,901,100	89,641,075		4/08/15	—	(817,902)
Malaysian Ringgit	JPHQ	Sell	321,901,100	89,169,280		4/08/15	346,107	—
Indian Rupee	DBAB	Buy	1,979,778,000	31,732,297		4/09/15	149,949	—
Euro	HSBK	Sell	133,988,000	184,725,906		4/10/15	34,687,126	—
Malaysian Ringgit	HSBK	Buy	93,511,500	28,077,316		4/10/15	—	(2,279,474)
Euro	DBAB	Sell	113,621,500	156,828,348		4/13/15	29,591,457	—
Euro	SCNY	Sell	66,994,000	92,601,117		4/13/15	17,579,151	—
Malaysian Ringgit	DBAB	Buy	1,263,085,810	298,235,926	EUR	4/13/15	14,381,913	—
Malaysian Ringgit	JPHQ	Buy	1,260,410,373	295,489,479	EUR	4/13/15	16,719,591	—
Euro	JPHQ	Sell	214,266,000	296,983,389		4/14/15	57,038,910	—
Indian Rupee	DBAB	Buy	2,891,384,000	45,908,028		4/15/15	612,722	—
Indian Rupee	JPHQ	Buy	5,912,162,767	93,738,955		4/15/15	1,384,434	—
Japanese Yen	CITI	Sell	6,890,100,000	68,066,168		4/15/15	10,427,298	—
Chilean Peso	MSCO	Buy	21,847,300,000	38,531,393		4/16/15	—	(3,271,064)
Euro	HSBK	Sell	117,406,000	163,031,146		4/16/15	31,551,740	—
Malaysian Ringgit	DBAB	Buy	215,381,806	65,030,738		4/16/15	—	(5,646,521)
Malaysian Ringgit	DBAB	Sell	215,381,806	59,279,940		4/16/15	—	(104,277)
Mexican Peso	CITI	Buy	618,239,190	45,812,463		4/16/15	—	(4,525,090)
Japanese Yen	BZWS	Sell	2,679,000,000	26,366,034		4/17/15	3,954,356	—
Indian Rupee	DBAB	Buy	4,833,959,000	76,705,157		4/20/15	1,012,183	—
Indian Rupee	JPHQ	Buy	7,481,629,900	119,917,133		4/21/15	349,742	—
Indian Rupee	DBAB	Buy	725,918,000	11,515,197		4/22/15	152,153	—
Indian Rupee	JPHQ	Buy	3,511,942,000	55,683,998		4/22/15	761,848	—
Chilean Peso	DBAB	Buy	8,464,610,000	13,648,194		4/24/15	4,843	—
Indian Rupee	DBAB	Buy	3,034,046,000	48,382,172		4/27/15	346,120	—
Indian Rupee	JPHQ	Buy	2,855,265,000	45,683,509		4/27/15	173,471	—
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,794,449		4/27/15	—	(476,125)
Chilean Peso	JPHQ	Buy	13,842,935,000	23,939,360		4/28/15	—	(1,618,166)
Indian Rupee	JPHQ	Buy	5,438,122,010	87,332,797		4/28/15	20,229	(27,164)
Euro	BZWS	Sell	41,793,000	57,944,323		4/30/15	11,133,905	—
Euro	SCNY	Sell	236,418,000	327,169,413		4/30/15	62,368,484	—
Indian Rupee	DBAB	Buy	4,774,662,292	76,728,519		4/30/15	—	(77,889)
Chilean Peso	DBAB	Buy	24,878,636,800	39,312,059		5/05/15	777,756	—
Euro	BZWS	Sell	202,926,342	281,227,500		5/05/15	53,923,498	—
Indian Rupee	DBAB	Buy	7,909,375,896	126,683,452		5/05/15	242,432	(40,012)
Indian Rupee	HSBK	Buy	3,044,997,250	48,833,249		5/05/15	16,008	—
Chilean Peso	BZWS	Buy	36,205,800,000	57,303,284		5/06/15	1,033,890	—
Chilean Peso	DBAB	Buy	28,279,300,000	44,667,983		5/06/15	897,491	—
Euro	BZWS	Sell	78,607,000	109,090,009		5/07/15	21,037,496	—
Euro	GSCO	Sell	226,520,861	314,442,668		5/07/15	60,702,785	—
Chilean Peso	DBAB	Buy	65,475,770,000	103,851,980		5/11/15	1,598,052	—
Chilean Peso	MSCO	Buy	11,060,000,000	18,876,941		5/11/15	—	(1,064,591)
Indian Rupee	CITI	Buy	3,154,839,000	50,322,190		5/11/15	247,014	—
Indian Rupee	HSBK	Buy	4,080,336,000	65,035,846		5/11/15	368,234	—
Chilean Peso	MSCO	Buy	48,033,910,000	75,876,961		5/12/15	1,475,445	—
Indian Rupee	DBAB	Buy	4,385,197,150	69,796,416		5/12/15	484,548	—
Indian Rupee	HSBK	Buy	1,292,616,000	20,573,753		5/12/15	142,829	—
Japanese Yen	CITI	Sell	12,481,442,000	123,246,722		5/12/15	18,798,812	—
Euro	CITI	Sell	100,069,509	137,865,763		5/13/15	25,762,583	—
Euro	GSCO	Sell	316,018,000	435,429,790		5/13/15	81,409,639	—

24 | Semiannual Report							franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Euro	SCNY	Sell	39,305,000	54,066,975		5/13/15	$10,035,426	$—
Indian Rupee	HSBK	Buy	982,620,000	15,583,884		5/13/15	162,247	—
Japanese Yen	GSCO	Sell	16,608,958,000	163,618,934		5/13/15	24,629,337	—
Japanese Yen	SCNY	Sell	12,414,879,000	122,410,560		5/13/15	18,518,490	—
Euro	GSCO	Sell	305,905,000	421,365,783		5/14/15	78,670,065	—
Japanese Yen	CITI	Sell	12,414,890,000	122,134,896		5/14/15	18,241,557	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	99,920,182		5/14/15	—	(6,967,703)
Malaysian Ringgit	JPHQ	Sell	338,000,000	93,421,780		5/14/15	469,301	—
Singapore Dollar	DBAB	Buy	95,420,000	76,541,130		5/14/15	—	(6,642,172)
Chilean Peso	CITI	Buy	22,313,350,000	35,518,369		5/18/15	394,445	—
Chilean Peso	DBAB	Buy	13,621,865,000	21,411,294		5/18/15	512,779	—
Chilean Peso	JPHQ	Buy	25,881,000,000	41,113,582		5/18/15	541,282	—
Euro	BZWS	Sell	205,897,795	282,640,021		5/18/15	51,966,601	—
Indian Rupee	JPHQ	Buy	2,855,265,000	45,099,747		5/18/15	623,095	—
Japanese Yen	BOFA	Sell	42,218,712,250	415,825,000		5/18/15	62,503,973	—
Chilean Peso	DBAB	Buy	13,453,500,000	21,304,038		5/19/15	347,052	—
Japanese Yen	BOFA	Sell	42,084,293,750	415,750,000		5/19/15	63,549,909	—
Japanese Yen	BZWS	Sell	42,198,117,500	415,745,000		5/19/15	62,592,327	—
Japanese Yen	CITI	Sell	42,148,693,500	415,750,001		5/19/15	63,010,954	—
Japanese Yen	HSBK	Sell	42,232,203,900	415,747,000		5/19/15	62,309,061	—
Chilean Peso	MSCO	Buy	22,054,300,000	35,286,880		5/20/15	202,431	—
Euro	JPHQ	Buy	143,015,781	169,396,472		5/20/15	—	(9,167,259)
Euro	JPHQ	Sell	143,015,781	179,498,392		5/20/15	19,269,179	—
Japanese Yen	JPHQ	Sell	9,694,306,000	82,620,753		5/20/15	1,488,962	—
Malaysian Ringgit	HSBK	Buy	632,620,000	191,581,115		5/20/15	—	(17,696,833)
Euro	DBAB	Sell	145,693,000	182,961,269		5/21/15	19,730,374	—
Euro	GSCO	Sell	202,057,000	277,385,870		5/21/15	51,006,120	—
Chilean Peso	MSCO	Buy	5,306,760,000	9,336,312		5/22/15	—	(798,367)
Euro	BZWS	Sell	251,880,551	345,359,720		5/22/15	63,155,015	—
Malaysian Ringgit	HSBK	Buy	36,030,800	10,968,614		5/22/15	—	(1,066,778)
Indian Rupee	DBAB	Buy	900,181,000	14,202,919		5/25/15	198,157	—
Chilean Peso	BZWS	Buy	1,883,586,000	3,011,329		5/26/15	18,016	—
Chilean Peso	DBAB	Buy	8,429,990,000	13,557,398		5/26/15	436	—
Chilean Peso	JPHQ	Buy	18,232,450,000	29,183,593		5/26/15	139,399	—
Chilean Peso	MSCO	Buy	24,865,500,000	39,651,571		5/26/15	339,262	—
Euro	JPHQ	Sell	37,226,387	50,889,216		5/26/15	9,178,824	—
Hungarian Forint	DBAB	Buy	11,159,470,000	36,328,765	EUR	5/26/15	429,876	—
Indian Rupee	HSBK	Buy	3,869,965,050	60,949,131		5/26/15	953,902	—
Mexican Peso	HSBK	Buy	531,511,160	39,975,268		5/26/15	—	(4,564,444)
South Korean Won	JPHQ	Buy 371,750,000,000 35,990,899,409			JPY	5/26/15	35,157,937	—
Malaysian Ringgit	JPHQ	Buy	928,597,255	283,493,541		5/27/15	—	(28,411,268)
Malaysian Ringgit	JPHQ	Sell	928,597,255	255,664,011		5/27/15	581,738	—
Polish Zloty	MSCO	Buy	267,265,000	62,620,665	EUR	5/27/15	1,690,917	—
Singapore Dollar	BZWS	Buy	128,018,000	102,362,400		5/27/15	—	(8,596,011)
South Korean Won	JPHQ	Buy 371,750,000,000 36,282,805,805			JPY	5/27/15	32,698,680	—
Malaysian Ringgit	HSBK	Buy	148,382,600	45,217,919		5/28/15	—	(4,461,306)
Malaysian Ringgit	JPHQ	Buy	494,551,373	145,627,613		5/28/15	—	(9,787,974)
Malaysian Ringgit	JPHQ	Sell	494,551,373	136,420,438		5/28/15	580,800	—
Mexican Peso	JPHQ	Buy	1,552,000,000	116,929,104		5/28/15	—	(13,542,734)
Singapore Dollar	DBAB	Buy	132,661,500	102,232,112		5/28/15	—	(5,065,555)
Chilean Peso	DBAB	Buy	15,347,561,000	24,409,640		5/29/15	266,857	—
Euro	BZWS	Sell	50,325,351	68,518,469		5/29/15	12,128,801	—
Indian Rupee	DBAB	Buy	4,138,651,600	65,779,754		5/29/15	392,134	—

franklintempleton.com							Semiannual Report | 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Malaysian Ringgit	HSBK	Buy	337,619,000	102,813,229		5/29/15	$—	$(10,086,118)
Malaysian Ringgit	JPHQ	Buy	352,411,000	107,229,880		5/29/15	—	(10,440,143)
Malaysian Ringgit	JPHQ	Sell	352,411,000	97,008,093		5/29/15	218,357	—
Mexican Peso	HSBK	Buy	475,193,807	35,920,071		5/29/15	—	(4,267,260)
Singapore Dollar	DBAB	Buy	132,661,500	105,685,322		5/29/15	—	(8,520,346)
Euro	GSCO	Sell	203,544,000	276,959,268		6/01/15	48,875,995	—
Chilean Peso	MSCO	Buy	26,179,074,000	46,103,718		6/02/15	—	(4,026,862)
Chilean Peso	JPHQ	Buy	31,264,830,000	55,092,211		6/03/15	—	(4,845,657)
Indian Rupee	HSBK	Buy	3,044,997,250	48,475,639		6/03/15	170,971	—
Chilean Peso	BZWS	Buy	30,271,200,000	53,266,233		6/04/15	—	(4,620,911)
Chilean Peso	DBAB	Buy	44,641,073,000	78,345,161		6/05/15	—	(6,614,093)
Chilean Peso	MSCO	Buy	12,816,000,000	22,454,665		6/05/15	—	(1,861,402)
Euro	BZWS	Sell	165,594,422	225,531,323		6/05/15	39,960,064	—
Euro	DBAB	Sell	196,930,000	268,559,349		6/08/15	47,860,889	—
Euro	HSBK	Sell	406,025,025	528,782,631		6/08/15	73,752,429	—
Malaysian Ringgit	DBAB	Buy	28,167,000	8,523,831		6/08/15	—	(794,035)
Malaysian Ringgit	DBAB	Sell	28,167,000	7,714,239		6/08/15	—	(15,558)
Mexican Peso	CITI	Buy	1,672,699,230	125,598,765		6/08/15	—	(14,256,785)
Polish Zloty	DBAB	Buy	354,200,000	83,640,314	EUR	6/08/15	1,462,644	—
Euro	GSCO	Sell	102,043,700	139,172,300		6/09/15	24,810,472	—
Japanese Yen	CITI	Sell	28,538,800,000	279,430,541		6/09/15	40,521,145	—
Japanese Yen	HSBK	Sell	42,738,600,000	418,419,275		6/09/15	60,637,830	—
Mexican Peso	CITI	Buy	1,670,822,000	125,980,924		6/09/15	—	(14,771,590)
Singapore Dollar	DBAB	Buy	150,355,000	119,656,997		6/09/15	—	(9,552,523)
Singapore Dollar	GSCO	Buy	87,786,250	69,915,777		6/09/15	—	(5,630,194)
Japanese Yen	BZWS	Sell	35,594,850,000	348,601,719		6/10/15	50,618,590	—
Japanese Yen	CITI	Sell	12,207,090,000	119,370,734		6/10/15	17,178,791	—
Japanese Yen	HSBK	Sell	37,908,340,000	371,397,332		6/10/15	54,046,768	—
Japanese Yen	DBAB	Sell	12,553,300,000	122,902,878		6/11/15	17,810,940	—
Polish Zloty	CITI	Buy	61,037,800	14,589,779	EUR	6/11/15	52,237	—
Euro	GSCO	Sell	104,415,800	141,660,916		6/12/15	24,634,602	—
Mexican Peso	CITI	Buy	3,397,747,360	254,094,179		6/12/15	—	(27,988,196)
Polish Zloty	DBAB	Buy	312,838,000	74,687,963	EUR	6/12/15	364,135	—
Euro	DBAB	Sell	70,474,000	95,518,345		6/15/15	16,528,977	—
Mexican Peso	CITI	Buy	1,460,250,600	109,324,744		6/15/15	—	(12,171,277)
Singapore Dollar	JPHQ	Buy	135,883,000	103,569,360		6/15/15	—	(4,072,398)
Malaysian Ringgit	JPHQ	Buy	140,706,364	39,657,938		6/16/15	—	(1,069,296)
Malaysian Ringgit	JPHQ	Sell	140,706,364	38,754,610		6/16/15	165,969	—
Japanese Yen	CITI	Sell	4,208,470,000	41,368,203		6/17/15	6,132,929	—
Malaysian Ringgit	JPHQ	Buy	159,282,000	44,918,782		6/19/15	—	(1,246,402)
Malaysian Ringgit	JPHQ	Sell	159,282,000	43,860,007		6/19/15	187,627	—
Euro	BZWS	Sell	19,959,932	27,153,990		6/22/15	4,779,607	—
Japanese Yen	DBAB	Sell	24,749,910,000	243,051,262		6/22/15	35,816,799	—
Mexican Peso	CITI	Buy	1,314,260,000	98,167,015		6/22/15	—	(10,768,889)
Singapore Dollar	HSBK	Buy	163,895,000	124,739,326		6/22/15	—	(4,744,939)
Malaysian Ringgit	HSBK	Buy	167,392,229	47,095,695		6/23/15	—	(1,214,503)
Japanese Yen	BZWS	Sell	11,637,164,000	114,847,045		6/30/15	17,394,897	—
Malaysian Ringgit	HSBK	Buy	497,925,000	152,303,245		7/07/15	—	(15,979,639)
Philippine Peso	HSBK	Buy	2,511,000,000	57,381,170		7/07/15	—	(579,069)
Malaysian Ringgit	DBAB	Buy	108,664,680	30,030,311		7/08/15	—	(282,131)
Malaysian Ringgit	DBAB	Sell	108,664,680	30,046,918		7/08/15	298,739	—
Chilean Peso	DBAB	Buy	24,066,765,000	42,240,921		7/10/15	—	(3,689,927)
Euro	JPHQ	Sell	117,193,824	159,691,820		7/10/15	28,280,957	—

26 | Semiannual Report							franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Mexican Peso	CITI	Buy	3,482,973,187	261,621,963		7/10/15	$—	$(30,292,350)
Mexican Peso	CITI	Buy	2,335,652,631	157,690,771		7/13/15	—	(2,595,177)
Malaysian Ringgit	JPHQ	Buy	1,281,008,255	295,907,625	EUR	7/15/15	18,658,540	—
Euro	BZWS	Sell	100,903,000	137,819,372		7/16/15	24,663,923	—
Euro	GSCO	Sell	91,986,000	125,594,005		7/16/15	22,438,330	—
Euro	MSCO	Sell	100,845,000	137,689,729		7/16/15	24,599,323	—
Japanese Yen	HSBK	Sell	12,607,090,000	108,606,909		7/16/15	3,005,199	—
Japanese Yen	SCNY	Sell	10,082,050,000	86,488,492		7/16/15	2,037,463	—
Euro	BZWS	Sell	158,260,000	214,557,830		7/20/15	37,068,415	—
Euro	GSCO	Sell	91,986,000	124,771,650		7/20/15	21,608,872	—
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	290,885,886	EUR	7/20/15	10,933,246	—
Japanese Yen	DBAB	Sell	25,032,090,000	215,264,995		7/21/15	5,569,952	—
Japanese Yen	HSBK	Sell	10,034,848,500	86,131,603		7/21/15	2,069,185	—
Euro	DBAB	Sell	87,055,000	118,037,875		7/22/15	20,401,877	—
Euro	MSCO	Sell	94,240,000	127,576,458		7/22/15	21,882,168	—
Malaysian Ringgit	DBAB	Buy	193,897,100	59,614,789		7/22/15	—	(6,593,335)
Malaysian Ringgit	DBAB	Sell	193,897,100	53,547,943		7/22/15	526,489	—
Euro	DBAB	Sell	89,314,817	120,992,996		7/23/15	20,820,791	—
Singapore Dollar	JPHQ	Buy	136,940,000	102,446,323		7/23/15	—	(2,237,361)
Japanese Yen	CITI	Sell	14,729,205,625	145,744,252		7/24/15	22,351,016	—
Euro	DBAB	Sell	57,486,735	77,524,311		7/27/15	13,044,869	—
Euro	GSCO	Sell	53,052,700	71,576,050		7/27/15	12,070,000	—
Japanese Yen	JPHQ	Sell	7,902,175,000	78,192,905		7/27/15	11,989,604	—
Malaysian Ringgit	DBAB	Buy	6,261,000	1,935,933		7/27/15	—	(224,544)
Malaysian Ringgit	DBAB	Sell	6,261,000	1,728,603		7/27/15	17,215	—
Chilean Peso	DBAB	Buy	17,914,400,000	30,831,082		7/28/15	—	(2,181,055)
Chilean Peso	MSCO	Buy	30,202,971,000	51,963,833		7/28/15	—	(3,661,020)
Euro	BZWS	Sell	69,060,000	93,157,106		7/28/15	15,695,289	—
Euro	CITI	Sell	97,037,945	130,897,395		7/28/15	22,053,845	—
Euro	GSCO	Sell	236,417,000	319,049,470		7/28/15	53,870,054	—
Euro	BZWS	Sell	8,238,187	11,091,071		7/29/15	1,850,470	—
Euro	DBAB	Sell	2,245,099	3,024,463		7/29/15	506,182	—
Japanese Yen	BZWS	Sell	13,069,570,000	128,824,524		7/29/15	19,325,994	—
Chilean Peso	JPHQ	Buy	23,075,040,000	39,654,649		7/30/15	—	(2,757,903)
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,036,178		7/30/15	—	(236,663)
Mexican Peso	CITI	Buy	1,772,466,150	133,093,009		7/30/15	—	(15,532,858)
Chilean Peso	DBAB	Buy	10,855,470,000	18,666,443		7/31/15	—	(1,310,203)
Chilean Peso	JPHQ	Buy	24,540,000,000	42,172,195		7/31/15	—	(2,936,479)
Euro	JPHQ	Sell	236,418,000	317,854,544		7/31/15	52,660,310	—
Malaysian Ringgit	HSBK	Buy	31,057,000	9,561,295		7/31/15	—	(1,074,885)
Euro	DBAB	Sell	72,100,000	96,714,940		8/03/15	15,834,923	—
Chilean Peso	DBAB	Buy	21,710,940,000	36,823,168		8/04/15	—	(2,123,017)
Euro	BZWS	Sell	21,388,935	28,689,727		8/04/15	4,695,730	—
Euro	HSBK	Sell	236,418,000	317,278,866		8/04/15	52,066,368	—
Mexican Peso	CITI	Buy	2,260,406,280	166,905,876		8/04/15	—	(17,034,364)
Chilean Peso	JPHQ	Buy	13,008,500,000	22,044,569		8/05/15	—	(1,255,195)
Euro	BZWS	Sell	202,258,000	271,890,373		8/05/15	44,994,480	—
Euro	JPHQ	Buy	254,839,100	297,369,197		8/05/15	—	(11,487,081)
Euro	JPHQ	Sell	254,839,100	342,595,492		8/05/15	56,713,376	—
Euro	MSCO	Sell	8,856,901	11,903,232		8/05/15	1,967,435	—
Chilean Peso	DBAB	Buy	13,711,100,000	23,213,578		8/06/15	—	(1,303,299)
Malaysian Ringgit	HSBK	Buy	518,518,000	158,645,821		8/06/15	—	(17,027,977)
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,189,127		8/06/15	—	(474,689)

franklintempleton.com							Semiannual Report | 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Japanese Yen	MSCO	Sell	1,969,700,000	19,250,391		8/07/15	$2,745,601	$—
Mexican Peso	CITI	Buy	1,374,921,000	101,112,002		8/07/15	—	(9,969,574)
Singapore Dollar	DBAB	Buy	139,923,000	112,406,009		8/07/15	—	(10,039,139)
Euro	CITI	Sell	188,712,223	252,398,836		8/10/15	40,680,560	—
Malaysian Ringgit	DBAB	Buy	1,282,011,906	311,110,549	EUR	8/10/15	992,308	—
Malaysian Ringgit	HSBK	Buy	137,320,000	37,912,755		8/10/15	—	(419,968)
Mexican Peso	CITI	Buy	1,151,722,000	84,838,275		8/10/15	—	(8,507,302)
South Korean Won	HSBK	Buy 184,000,000,000 19,661,795,741			JPY	8/10/15	1,380,333	—
Chilean Peso	BZWS	Buy	20,031,600,000	33,760,175		8/11/15	—	(1,763,966)
Euro	DBAB	Sell	226,679,000	303,739,659		8/11/15	49,421,668	—
Euro	JPHQ	Sell	295,609,000	395,931,304		8/11/15	64,278,672	—
Japanese Yen	CITI	Sell	8,636,095,000	84,771,485		8/11/15	12,402,029	—
Malaysian Ringgit	DBAB	Buy	200,633,268	61,275,164		8/11/15	—	(6,500,233)
Malaysian Ringgit	DBAB	Sell	200,633,268	55,331,844		8/11/15	556,914	—
Malaysian Ringgit	HSBK	Buy	82,678,945	25,244,709		8/11/15	—	(2,672,512)
Mexican Peso	MSCO	Buy	1,342,789,000	98,862,004		8/11/15	—	(9,874,094)
Singapore Dollar	HSBK	Buy	139,904,000	103,624,917		8/11/15	—	(1,278,602)
Chilean Peso	DBAB	Buy	11,009,800,000	18,603,920		8/12/15	—	(1,019,673)
Euro	BZWS	Sell	28,000,000	37,576,560		8/12/15	6,161,976	—
Euro	GSCO	Sell	171,944,000	230,876,087		8/12/15	37,963,617	—
Malaysian Ringgit	HSBK	Buy	62,400,000	18,999,482		8/12/15	—	(1,965,020)
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,435,054		8/12/15	—	(3,672,606)
Malaysian Ringgit	JPHQ	Sell	116,351,000	31,899,709		8/12/15	137,261	—
Singapore Dollar	BZWS	Buy	38,999,058	28,777,345		8/12/15	—	(248,175)
South Korean Won	HSBK	Buy 184,161,000,000 17,799,180,407			JPY	8/12/15	17,119,890	—
Malaysian Ringgit	DBAB	Buy	176,076,402	53,964,816		8/13/15	—	(5,901,917)
Malaysian Ringgit	DBAB	Sell	176,076,402	48,552,710		8/13/15	489,811	—
Singapore Dollar	DBAB	Buy	54,530,000	40,167,950		8/13/15	—	(278,003)
Euro	MSCO	Sell	144,241,714	180,152,132		8/14/15	18,314,651	—
Euro	MSCO	Sell	144,241,718	193,648,112		8/17/15	31,802,266	—
Japanese Yen	CITI	Sell	18,760,200,000	157,414,602		8/17/15	191,152	—
Mexican Peso	MSCO	Buy	123,499,000	9,201,511		8/17/15	—	(1,020,494)
Singapore Dollar	BZWS	Buy	112,084,000	82,676,108		8/17/15	—	(689,421)
Singapore Dollar	DBAB	Buy	95,420,000	70,288,387		8/17/15	—	(491,006)
Singapore Dollar	HSBK	Buy	84,114,500	61,936,565		8/17/15	—	(408,878)
Chilean Peso	MSCO	Buy	9,984,130,000	16,823,877		8/18/15	—	(886,259)
Euro	BZWS	Sell	186,465,000	250,238,827		8/18/15	41,012,912	—
Euro	JPHQ	Sell	142,058,430	190,494,672		8/18/15	31,095,831	—
Japanese Yen	DBAB	Sell	9,637,940,000	94,500,262		8/18/15	13,726,359	—
Mexican Peso	DBAB	Buy	1,413,199,480	105,659,774		8/18/15	—	(12,050,808)
Singapore Dollar	HSBK	Buy	84,114,500	61,936,565		8/18/15	—	(409,878)
Malaysian Ringgit	HSBK	Buy	51,597,000	14,227,768		8/19/15	—	(150,347)
Chilean Peso	JPHQ	Buy	26,571,790,000	44,790,206		8/20/15	—	(2,381,308)
Euro	DBAB	Sell	148,587,110	199,303,605		8/20/15	32,573,415	—
Euro	JPHQ	Sell	207,184,000	278,015,030		8/20/15	45,533,035	—
Japanese Yen	HSBK	Sell	19,192,069,750	187,789,332		8/20/15	26,938,744	—
Japanese Yen	JPHQ	Sell	4,331,618,000	42,404,068		8/20/15	6,100,360	—
Euro	JPHQ	Sell	141,425,000	188,823,589		8/21/15	30,127,298	—
Malaysian Ringgit	HSBK	Buy	571,500,000	177,506,523		8/21/15	—	(21,606,982)
Malaysian Ringgit	JPHQ	Buy	177,750,000	55,222,443		8/21/15	—	(6,734,003)
Mexican Peso	HSBK	Buy	1,245,700,000	93,289,897		8/21/15	—	(10,792,966)
Japanese Yen	BZWS	Sell	4,322,430,000	42,010,613		8/24/15	5,781,576	—
Malaysian Ringgit	HSBK	Buy	571,500,000	155,277,816		8/24/15	584,026	—

28 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Mexican Peso	HSBK	Buy	543,754,960	40,599,937		8/24/15	$—	$(4,597,000)
Polish Zloty	DBAB	Buy	318,369,688	74,509,043	EUR	8/24/15	1,783,376	—
Singapore Dollar	DBAB	Buy	84,117,000	61,687,445		8/24/15	—	(164,930)
Japanese Yen	DBAB	Sell	4,271,575,000	41,307,974		8/25/15	5,504,609	—
Japanese Yen	HSBK	Sell	8,572,756,000	82,948,776		8/25/15	11,093,894	—
Mexican Peso	DBAB	Buy	1,242,200,000	92,660,003		8/25/15	—	(10,417,494)
Euro	BZWS	Sell	449,846,411	537,669,652		8/26/15	32,843,028	—
Euro	DBAB	Sell	149,427,000	169,702,349		8/26/15	2,012,386	—
Euro	GSCO	Sell	305,100,791	383,066,213		8/26/15	40,676,013	—
Euro	JPHQ	Sell	204,801,000	232,566,896		8/26/15	2,735,124	—
Euro	SCNY	Sell	211,027,544	239,560,578		8/26/15	2,741,255	—
Japanese Yen	BZWS	Sell	12,841,448,000	124,353,108		8/26/15	16,717,291	—
Japanese Yen	JPHQ	Sell	8,617,736,000	83,392,872		8/26/15	11,159,815	—
Japanese Yen	SCNY	Sell	11,809,161,000	99,034,832		8/26/15	51,549	—
Malaysian Ringgit	HSBK	Buy	957,079,700	259,970,039		8/26/15	1,006,619	—
Chilean Peso	DBAB	Buy	13,753,090,000	22,948,590		8/27/15	—	(1,012,049)
Euro	HSBK	Sell	195,181,803	258,410,948		8/27/15	39,369,034	—
Euro	JPHQ	Sell	69,055,954	91,462,885		8/27/15	13,965,146	—
Japanese Yen	DBAB	Sell	8,644,374,000	83,447,556		8/27/15	10,989,657	—
Japanese Yen	HSBK	Sell	14,893,097,250	143,780,746		8/27/15	18,945,503	—
Japanese Yen	JPHQ	Sell	10,357,462,000	100,117,077		8/27/15	13,299,925	—
Malaysian Ringgit	JPHQ	Buy	227,033,719	70,171,762		8/27/15	—	(8,268,576)
Mexican Peso	HSBK	Buy	545,438,860	40,575,701		8/27/15	—	(4,468,762)
Chilean Peso	CITI	Buy	53,031,580,000	88,231,112		8/28/15	—	(3,651,615)
Chilean Peso	JPHQ	Buy	10,953,800,000	18,280,708		8/28/15	—	(810,610)
Malaysian Ringgit	HSBK	Buy	1,061,532,404	308,024,660		8/28/15	254,259	(18,861,292)
Mexican Peso	CITI	Buy	1,412,593,600	105,221,125		8/28/15	—	(11,716,850)
Philippine Peso	JPHQ	Buy	2,519,000,000	57,295,576		8/28/15	—	(398,310)
Euro	DBAB	Sell	60,147,806	79,552,691		8/31/15	12,045,922	—
Japanese Yen	JPHQ	Sell	6,909,339,000	66,797,235		8/31/15	8,877,550	—
Euro	DBAB	Sell	88,663,500	117,167,042		9/02/15	17,651,199	—
Mexican Peso	HSBK	Buy	615,247,100	45,768,800		9/04/15	—	(5,063,465)
Chilean Peso	DBAB	Buy	24,487,480,000	40,435,073		9/08/15	—	(1,417,142)
Euro	DBAB	Sell	104,415,800	137,747,412		9/08/15	20,535,152	—
Euro	JPHQ	Buy	345,200,000	409,171,824		9/08/15	—	(21,666,561)
Euro	JPHQ	Sell	410,375,000	533,938,913		9/08/15	73,271,264	—
Polish Zloty	DBAB	Buy	166,560,000	39,052,755	EUR	9/08/15	824,319	—
Chilean Peso	DBAB	Buy	12,019,520,000	19,713,826		9/09/15	—	(563,774)
Mexican Peso	CITI	Buy	1,158,913,000	85,584,849		9/11/15	—	(8,947,543)
Japanese Yen	BZWS	Sell	24,270,000,000	227,643,649		9/18/15	24,113,721	—
Euro	BZWS	Sell	58,343,508	75,926,783		9/21/15	10,413,672	—
Singapore Dollar	HSBK	Buy	217,756,000	172,548,336		9/21/15	—	(13,340,620)
Euro	DBAB	Sell	203,050,000	262,228,923		9/23/15	34,216,501	—
Hungarian Forint	JPHQ	Buy	9,861,822,000	31,344,188	EUR	9/23/15	1,049,737	—
Euro	BZWS	Sell	87,741,063	113,131,572		9/24/15	14,601,609	—
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,064,406	EUR	9/25/15	868,276	—
Euro	CITI	Sell	7,237,832	9,334,632		9/28/15	1,206,072	—
Euro	DBAB	Sell	176,088,661	226,772,260		9/28/15	29,013,159	—
Malaysian Ringgit	DBAB	Buy	210,507,000	63,516,686		9/28/15	—	(6,250,154)
Malaysian Ringgit	DBAB	Sell	210,507,000	57,847,486		9/28/15	580,953	—
Malaysian Ringgit	HSBK	Buy	218,283,000	65,864,941		9/28/15	—	(6,483,018)
Mexican Peso	HSBK	Buy	1,303,182,600	95,576,282		9/28/15	—	(9,500,822)
Euro	BZWS	Sell	151,820,000	193,844,535		9/29/15	23,336,837	—

franklintempleton.com							Semiannual Report | 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Japanese Yen	JPHQ	Sell	8,250,436,116	75,943,594		9/29/15	$6,738,414	$—
Euro	HSBK	Sell	135,560,000	172,735,297		9/30/15	20,485,584	—
Japanese Yen	JPHQ	Sell	2,117,676,000	19,510,109		9/30/15	1,746,525	—
Mexican Peso	HSBK	Buy	603,492,100	43,690,154		9/30/15	—	(3,834,946)
Euro	DBAB	Buy	301,000,000	356,510,420		10/01/15	—	(18,444,546)
Euro	DBAB	Sell	371,450,000	473,829,049		10/01/15	56,637,791	—
Euro	DBAB	Sell	3,565,000	4,513,647		10/05/15	509,278	—
Euro	DBAB	Sell	67,415,000	84,729,194		10/07/15	9,002,172	—
Euro	JPHQ	Sell	210,255,000	266,470,879		10/07/15	30,292,209	—
Japanese Yen	JPHQ	Sell	78,253,000,000	722,390,953		10/07/15	65,886,373	—
Euro	DBAB	Sell	319,800,000	405,682,290		10/09/15	46,435,716	—
Euro	GSCO	Sell	102,935,000	130,403,205		10/09/15	14,771,416	—
Japanese Yen	HSBK	Sell	38,917,825,000	361,194,691		10/09/15	34,678,973	—
Japanese Yen	BZWS	Sell	19,705,372,000	183,005,754		10/13/15	17,665,839	—
Japanese Yen	DBAB	Sell	19,434,250,000	180,598,922		10/13/15	17,533,884	—
Euro	JPHQ	Sell	102,960,000	130,332,946		10/14/15	14,659,864	—
Euro	HSBK	Sell	137,930,000	176,605,572		10/20/15	21,623,299	—
Malaysian Ringgit	JPHQ	Buy	244,314,016	73,001,469		10/20/15	—	(6,641,745)
Mexican Peso	DBAB	Buy	1,955,968,680	141,398,733		10/21/15	—	(12,413,572)
Japanese Yen	BZWS	Sell	9,218,756,500	86,634,306		10/22/15	9,268,351	—
Mexican Peso	CITI	Buy	629,982,970	45,495,990		10/22/15	—	(3,955,040)
Mexican Peso	DBAB	Buy	1,798,400,870	129,792,211		10/22/15	—	(11,206,021)
Malaysian Ringgit	HSBK	Buy	190,522,200	56,979,454		10/23/15	—	(5,241,484)
Malaysian Ringgit	JPHQ	Buy	903,500,000	28,844,237,500	JPY	10/23/15	3,280,526	—
Euro	DBAB	Sell	107,566,000	136,538,902		10/26/15	15,657,959	—
Euro	JPHQ	Buy	7,387,013	8,772,078		10/26/15	—	(470,671)
Euro	JPHQ	Sell	7,387,013	9,383,797		10/26/15	1,082,390	—
Malaysian Ringgit	DBAB	Buy	136,438,000	40,944,093		10/26/15	—	(3,901,040)
Malaysian Ringgit	DBAB	Sell	136,438,000	37,426,416		10/26/15	383,364	—
Malaysian Ringgit	HSBK	Buy	90,961,633	27,299,410		10/26/15	—	(2,603,236)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,598,714		10/26/15	—	(910,682)
Singapore Dollar	DBAB	Buy	1,115,826,850	878,396,324		10/26/15	—	(62,942,385)
Singapore Dollar	HSBK	Buy	356,099,500	280,451,661		10/26/15	—	(20,211,697)
Euro	BZWS	Sell	280,805,419	356,614,458		10/27/15	41,042,629	—
Euro	DBAB	Sell	175,760,000	223,584,296		10/28/15	26,059,006	—
Euro	GSCO	Sell	139,330,000	177,227,760		10/29/15	20,640,212	—
Euro	DBAB	Sell	189,168,918	241,559,250		10/30/15	28,954,830	—
Malaysian Ringgit	JPHQ	Buy	115,374,900	34,548,555		10/30/15	—	(3,233,035)
Euro	DBAB	Sell	11,263,065	14,264,672		11/03/15	1,605,107	—
Mexican Peso	CITI	Buy	1,132,383,200	82,310,245		11/03/15	—	(7,703,473)
Euro	UBSW	Sell	119,224,000	149,894,374		11/04/15	15,884,803	—
Euro	DBAB	Sell	84,940,000	106,534,296		11/05/15	11,058,276	—
Japanese Yen	BOFA	Sell	6,474,170,000	56,990,933		11/05/15	2,641,742	—
Japanese Yen	SCNY	Sell	12,949,800,000	114,361,157		11/05/15	5,650,518	—
Euro	BZWS	Sell	79,210,113	99,506,912		11/06/15	10,469,484	—
Euro	DBAB	Sell	65,665,000	82,452,257		11/06/15	8,640,435	—
Japanese Yen	BZWS	Sell	6,464,800,000	57,317,138		11/06/15	3,045,432	—
Mexican Peso	CITI	Buy	666,525,500	44,417,266		11/09/15	—	(521,734)
South Korean Won	JPHQ	Buy 861,667,250,000 91,522,629,264			JPY	11/09/15	8,162,691	—
Euro	DBAB	Sell	70,759,000	88,374,453		11/10/15	8,829,366	—
Japanese Yen	CITI	Sell	9,190,446,650	80,616,185		11/10/15	3,456,125	—
South Korean Won	DBAB	Buy 228,000,000,000 24,245,002,126			JPY	11/10/15	1,917,934	—
Euro	DBAB	Sell	377,328,000	469,167,906		11/12/15	44,968,006	—

30 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Euro	JPHQ	Sell	101,421,123	127,085,738		11/12/15	$13,066,025	$—
Euro	MSCO	Sell	178,075,514	222,631,603		11/12/15	22,435,447	—
Euro	UBSW	Sell	96,724,000	120,567,675		11/12/15	11,828,564	—
Japanese Yen	CITI	Sell	12,407,760,000	109,188,637		11/12/15	5,012,535	—
Japanese Yen	HSBK	Sell	6,367,072,000	55,813,565		11/12/15	2,355,347	—
Japanese Yen	JPHQ	Sell	9,028,069,000	79,324,403		11/12/15	3,524,336	—
Mexican Peso	CITI	Buy	435,292,000	31,375,788		11/12/15	—	(2,714,637)
Euro	BZWS	Sell	131,886,000	164,618,786		11/13/15	16,346,443	—
Mexican Peso	CITI	Buy	906,059,000	65,511,659		11/13/15	—	(5,857,706)
Euro	DBAB	Sell	102,118,400	127,796,072		11/16/15	12,981,969	—
Euro	MSCO	Sell	231,893,680	290,179,336		11/16/15	29,455,854	—
Japanese Yen	MSCO	Sell	3,400,000,000	29,649,008		11/16/15	1,099,988	—
Japanese Yen	SCNY	Sell	9,153,053,700	79,951,902		11/16/15	3,095,810	—
Euro	UBSW	Sell	180,000,000	225,189,000		11/17/15	22,806,169	—
South Korean Won	JPHQ	Buy 743,500,000,000 79,933,344,084			JPY	11/17/15	—	(1,254,231)
Euro	DBAB	Sell	69,738,000	86,986,580		11/18/15	8,574,933	—
Euro	UBSW	Sell	59,525,000	74,221,723		11/18/15	7,293,315	—
Japanese Yen	DBAB	Sell	10,792,263,000	93,052,794		11/18/15	2,428,717	—
Euro	DBAB	Sell	126,551,139	158,514,407		11/19/15	16,220,247	—
Japanese Yen	CITI	Sell	13,358,646,000	115,354,657		11/19/15	3,177,892	—
Malaysian Ringgit	DBAB	Buy	79,333,360	23,213,179		11/19/15	—	(1,710,677)
Malaysian Ringgit	DBAB	Sell	79,333,360	21,729,214		11/19/15	226,712	—
Euro	BZWS	Sell	449,792,000	565,412,556		11/20/15	59,654,662	—
Euro	DBAB	Sell	133,816,000	167,960,491		11/20/15	17,494,279	—
Japanese Yen	CITI	Sell	15,005,634,000	129,470,526		11/20/15	3,460,759	—
Malaysian Ringgit	HSBK	Buy	218,456,900	63,747,673		11/20/15	—	(4,541,339)
Euro	MSCO	Sell	57,920,996	72,850,132		11/23/15	7,717,783	—
Japanese Yen	HSBK	Sell	2,816,138,000	24,090,145		11/24/15	439,589	—
Euro	MSCO	Sell	100,965,680	125,870,885		11/25/15	12,328,674	—
Euro	DBAB	Sell	277,024,466	345,347,010		11/30/15	33,769,378	—
Mexican Peso	CITI	Buy	1,775,831,900	127,308,904		11/30/15	—	(10,531,867)
Euro	CITI	Sell	72,203,000	90,112,954		12/04/15	8,894,437	—
Euro	DBAB	Sell	131,065,000	163,529,801		12/04/15	16,099,570	—
Euro	CITI	Sell	63,090,000	78,174,819		12/07/15	7,200,850	—
Euro	HSBK	Sell	21,570,052	26,571,716		12/09/15	2,304,743	—
Euro	SCNY	Sell	226,537,356	279,846,127		12/09/15	24,984,627	—
Euro	MSCO	Sell	44,121,607	55,302,243		12/11/15	5,661,123	—
Mexican Peso	CITI	Buy	2,030,785,800	138,007,870		12/11/15	—	(4,575,174)
Euro	DBAB	Sell	129,470,000	161,105,995		12/14/15	15,426,590	—
Euro	BOFA	Sell	177,095,041	220,208,829		12/15/15	20,935,888	—
Euro	JPHQ	Sell	127,432,000	159,077,189		12/15/15	15,686,672	—
Malaysian Ringgit	DBAB	Buy	151,275,000	42,249,686		12/15/15	—	(1,347,711)
Malaysian Ringgit	DBAB	Sell	151,275,000	41,360,219		12/15/15	458,244	—
Polish Zloty	DBAB	Buy	35,195,600	8,287,167	EUR	12/15/15	96,622	—
Euro	CITI	Sell	149,674,000	186,857,961		12/17/15	18,430,020	—
Mexican Peso	CITI	Buy	973,603,510	64,116,135		12/18/15	—	(179,032)
Japanese Yen	DBAB	Sell	24,707,170,000	211,497,774		12/21/15	3,828,670	—
Japanese Yen	HSBK	Sell	24,745,070,000	211,586,746		12/21/15	3,599,085	—
Japanese Yen	BZWS	Sell	12,521,550,000	105,897,651		12/22/15	648,071	—
Japanese Yen	CITI	Sell	19,533,646,000	165,427,219		12/22/15	1,237,639	—
Euro	BZWS	Sell	57,908,589	70,580,499		1/05/16	5,379,184	—
Japanese Yen	DBAB	Sell	10,434,667,000	87,609,711		1/07/16	—	(141,924)
Japanese Yen	GSCO	Sell	6,380,360,000	53,881,349		1/08/16	223,260	—

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation		Depreciation

Euro	BZWS	Sell	121,560,662	144,649,895	1/11/16	$7,756,019	$—
Euro	UBSW	Sell	23,478,000	27,908,768	1/11/16	1,469,340	—
Malaysian Ringgit	JPHQ	Buy	224,973,000	60,861,085	1/11/16	—	(194,427)
Euro	CITI	Sell	29,000,000	34,457,800	1/13/16	1,797,902	—
Euro	SCNY	Sell	49,935,936	59,311,408	1/13/16	3,073,388	—
Japanese Yen	CITI	Sell	3,332,090,000	28,105,621	1/14/16	77,941	—
Japanese Yen	SCNY	Sell	3,331,470,000	28,275,929	1/14/16	253,464	—
Euro	CITI	Sell	192,914,073	228,689,988	1/15/16	11,416,567	—
Euro	JPHQ	Sell	102,670,589	121,477,380	1/15/16	5,842,529	—
Japanese Yen	BZWS	Sell	22,053,780,000	187,702,927	1/15/16	2,193,121	—
Japanese Yen	JPHQ	Sell	14,336,430,000	121,561,101	1/15/16	967,337	—
Malaysian Ringgit	JPHQ	Buy	54,220,000	14,708,914	1/15/16	—	(93,606)
Euro	BZWS	Sell	76,139,000	90,108,451	1/19/16	4,345,128	—
Euro	DBAB	Sell	137,436,000	162,435,608	1/19/16	7,627,061	—
Euro	GSCO	Sell	106,397,000	126,415,596	1/19/16	6,569,521	—
Euro	JPHQ	Sell	75,805,000	89,574,978	1/19/16	4,187,875	—
Malaysian Ringgit	JPHQ	Buy	25,017,400	6,730,535	1/19/16	10,390	—
Japanese Yen	JPHQ	Sell	19,676,275,000	169,347,870	1/20/16	3,811,382	—
Euro	BZWS	Sell	139,061,000	162,298,093	1/21/16	5,649,806	—
Euro	CITI	Sell	42,223,091	49,243,735	1/22/16	1,679,200	—
Euro	JPHQ	Sell	25,614,073	29,873,693	1/22/16	1,019,304	—
Euro	JPHQ	Sell	76,519,000	89,575,360	1/25/16	3,368,598	—
Malaysian Ringgit	HSBK	Buy	149,324,973	40,017,412	1/25/16	194,357	—
Euro	BZWS	Sell	94,940,000	107,792,028	1/27/16	825,684	—
Japanese Yen	GSCO	Sell	15,371,620,000	131,409,446	1/27/16	2,060,070	—
Japanese Yen	HSBK	Sell	17,605,035,074	150,447,882	1/28/16	2,300,152	—
Euro	CITI	Sell	81,493,700	92,847,402	1/29/16	1,025,172	—
Japanese Yen	DBAB	Sell	13,902,366,365	118,584,448	1/29/16	1,591,349	—
Mexican Peso	CITI	Buy	632,490,760	41,836,933	2/05/16	—	(452,492)
Euro	CITI	Sell	80,318,000	92,253,255	2/09/16	1,726,064	—
Euro	GSCO	Sell	127,740,000	146,837,130	2/09/16	2,860,147	—
Japanese Yen	CITI	Sell	12,481,439,000	107,006,387	2/09/16	1,935,186	—
Mexican Peso	CITI	Buy	666,525,500	44,143,685	2/09/16	—	(545,309)
Euro	HSBK	Sell	73,778,000	83,792,626	2/10/16	634,254	—
Euro	BZWS	Sell	150,959,000	171,564,904	2/11/16	1,407,420	—
Mexican Peso	MSCO	Buy	1,198,560,000	79,061,379	2/11/16	—	(673,548)
Japanese Yen	GSCO	Sell	5,856,880,500	49,699,864	2/12/16	390,927	—
Japanese Yen	HSBK	Sell	10,857,850,000	92,172,684	2/12/16	760,704	—
Mexican Peso	CITI	Buy	1,155,788,000	75,586,162	2/12/16	—	(1,318)
Mexican Peso	MSCO	Buy	1,244,214,000	81,614,562	2/12/16	—	(246,942)
Euro	SCNY	Sell	140,680,000	160,027,017	2/16/16	1,432,149	—
Japanese Yen	CITI	Sell	37,564,700,000	315,964,471	2/16/16	—	(330,923)
Euro	GSCO	Sell	74,206,000	85,257,500	2/17/16	1,599,257	—
Japanese Yen	GSCO	Sell	20,850,739,790	176,807,569	2/17/16	1,238,573	—
Mexican Peso	MSCO	Buy	1,131,302,320	73,854,441	2/17/16	101,590	—
South Korean Won	JPHQ	Buy 523,500,000,000 55,743,081,362			JPY 2/19/16	1,767,752	—
Euro	BZWS	Sell	165,746,000	189,973,093	2/22/16	3,086,774	—
Japanese Yen	BZWS	Sell	9,408,100,000	79,714,799	2/25/16	476,411	—
Japanese Yen	HSBK	Sell	6,688,700,000	56,700,236	2/25/16	365,609	—
Mexican Peso	CITI	Buy	645,757,100	41,801,987	2/25/16	387,635	—

32 | Semiannual Report

franklintempleton.com

						TEMPLETON INCOME TRUST
					STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity		Amount*	Date Appreciation		Depreciation

Euro	BOFA	Sell	143,335,694	163,664,995		2/26/16	$2,028,061	$—
Euro	BZWS	Sell	411,968,926	470,110,101		2/26/16	5,540,584	—
Japanese Yen	BZWS	Sell	29,025,800,000	244,541,051		2/26/16	67,814	—
Japanese Yen	BZWS	Sell	42,387,239,840	358,882,387		2/29/16	1,837,741	—
Mexican Peso	MSCO	Buy	274,416,700		17,767,349	2/29/16	155,943	—
Japanese Yen	JPHQ	Sell	12,728,600,000	107,416,612		3/03/16	188,590	—
Unrealized appreciation (depreciation)							5,167,740,243	(1,055,719,873)
Net unrealized appreciation (depreciation)						$4,112,020,370

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 28, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
			Counterparty/ Expiration			Notional	Unrealized	Unrealized
Description			Exchange		Date	Amount Appreciation		Depreciation

Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%				LCH	10/17/17	$3,657,620,000	$5,858,569	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%				CME	10/15/20	212,000,000	—	(6,735,242)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.759%				CME	3/18/24	114,725,000	—	(8,014,628)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.788%				CME	3/31/24	202,600,000	—	(14,588,215)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%				LCH	7/07/24	690,810,000	—	(41,196,420)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%				LCH	1/22/25	2,081,160,000	35,194,985	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%				LCH	1/23/25	2,601,430,000	30,860,233	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%				LCH	1/27/25	1,535,390,000	18,108,284	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%				LCH	1/29/25	383,800,000	5,842,332	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%				LCH	1/30/25	325,000,000	4,838,717	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%				LCH	2/03/25	514,670,000	13,726,102	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.559%				CME	3/18/44	54,025,000	—	(13,236,190)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.489%				CME	3/31/44	96,470,000	—	(22,041,280)
Centrally Cleared Swaps unrealized
appreciation (depreciation)							114,429,222	(105,811,975)

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Semiannual Report | 33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount Appreciation		Depreciation
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	3/04/21	$101,430,000	$—	$(12,063,789)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000	—	(54,268,013)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000	—	(101,258,683)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000	—	(16,715,238)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000	—	(82,330,284)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000	—	(91,684,758)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000	—	(91,814,967)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000	—	(71,950,532)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000	—	(23,584,794)
OTC Swaps unrealized appreciation (depreciation)				—	(545,671,058)
Total Interest Rate Swaps unrealized appreciation (depreciation)				114,429,222	(651,483,033)
Net unrealized appreciation (depreciation)					$(537,053,811)

See Abbreviations on page 49.
34 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$54,809,475,551
Cost - Sweep Money Fund (Note 3f)	12,276,567,943
Total cost of investments	$67,086,043,494
Value - Unaffiliated issuers	$51,433,086,663
Value - Sweep Money Fund (Note 3f)	12,276,567,943
Total value of investments	63,709,654,606
Restricted cash (Note 1d)	2,643,716,000
Foreign currency, at value (cost $284,566,345)	284,201,041
Receivables:
Capital shares sold	149,752,256
Interest	671,603,474
Due from brokers	568,639,711
Unrealized appreciation on forward exchange contracts	5,167,740,243
Other assets	44,598
Total assets	73,195,351,929
Liabilities:
Payables:
Investment securities purchased	18,593,953
Capital shares redeemed	211,151,254
Management fees	24,018,086
Distribution fees	7,967,159
Transfer agent fees	18,658,498
Variation margin	14,387,518
Due to brokers	2,643,716,000
Unrealized depreciation on forward exchange contracts	1,055,719,873
Unrealized depreciation on OTC swap contracts	545,671,058
Deferred tax	61,120,239
Accrued expenses and other liabilities	10,776,700
Total liabilities	4,611,780,338
Net assets, at value	$68,583,571,591
Net assets consist of:
Paid-in capital	$70,877,463,480
Distributions in excess of net investment income	(3,364,001,671)
Net unrealized appreciation (depreciation)	107,257,184
Accumulated net realized gain (loss)	962,852,598
Net assets, at value	$68,583,571,591

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 35

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Templeton Global Bond Fund

Class A:
Net assets, at value	$21,471,864,329
Shares outstanding	1,719,914,072
Net asset value per share[a]	$12.48
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.03
Class C:
Net assets, at value	$7,378,116,245
Shares outstanding	589,654,182
Net asset value and maximum offering price per share[a]	$12.51
Class R:
Net assets, at value	$380,493,772
Shares outstanding	30,480,514
Net asset value and maximum offering price per share	$12.48
Class R6:
Net assets, at value	$2,368,923,706
Shares outstanding	190,435,706
Net asset value and maximum offering price per share	$12.44
Advisor Class:
Net assets, at value	$36,984,173,539
Shares outstanding	2,973,137,088
Net asset value and maximum offering price per share	$12.44

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Templeton Global Bond Fund

Investment income:
Interest (net of foreign taxes of $34,119,990)	$1,136,912,294
Inflation principal adjustments	136,352,924
Total investment income	1,273,265,218
Expenses:
Management fees (Note 3a)	166,594,172
Distribution fees: (Note 3c)
Class A	28,002,745
Class C	25,179,545
Class R	925,705
Transfer agent fees: (Note 3e)
Class A	13,814,784
Class C	4,783,520
Class R	228,394
Class R6	17,044
Advisor Class	23,364,989
Custodian fees (Note 4)	11,266,737
Reports to shareholders	2,151,023
Registration and filing fees	1,100,768
Professional fees	315,020
Trustees’ fees and expenses	210,172
Other	668,785
Total expenses	278,623,403
Expenses waived/paid by affiliates (Note 3f)	(4,143,471)
Net expenses	274,479,932
Net investment income	998,785,286
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(728,939,940)
Foreign currency transactions	1,769,251,696
Swap contracts	(47,324,469)
Net realized gain (loss)	992,987,287
Net change in unrealized appreciation (depreciation) on:
Investments	(5,985,240,058)
Translation of other assets and liabilities denominated in foreign currencies	2,699,600,442
Change in deferred taxes on unrealized appreciation	(38,979,177)
Net change in unrealized appreciation (depreciation)	(3,324,618,793)
Net realized and unrealized gain (loss)	(2,331,631,506)
Net increase (decrease) in net assets resulting from operations	$(1,332,846,220)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 37

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$998,785,286	$2,064,443,190
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	992,987,287	762,132,959
Net change in unrealized appreciation (depreciation) on investments, translation of
other assets and liabilities denominated in foreign currencies and deferred taxes	(3,324,618,793)	3,761,545,269
Net increase (decrease) in net assets resulting from operations	(1,332,846,220)	6,588,121,418
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(1,121,674,286)	(947,413,695)
Class C	(369,295,132)	(280,545,816)
Class R	(18,029,071)	(11,251,406)
Class R6	(112,344,459)	(33,613,050)
Advisor Class	(1,958,191,446)	(1,361,240,406)
Net realized gains:
Class A	(48,970,538)	(6,249,754)
Class C	(16,770,779)	(2,094,232)
Class R	(805,892)	(75,908)
Class R6	(4,736,424)	(81,247)
Advisor Class	(83,506,505)	(8,179,181)
Total distributions to shareholders	(3,734,324,532)	(2,650,744,695)
Capital share transactions: (Note 2)
Class A	(822,548,670)	(3,503,116,317)
Class C	(286,540,928)	(1,227,882,376)
Class R	38,936,164	51,804,894
Class R6	584,723,188	1,760,741,455
Advisor Class	994,642,923	3,858,740,878
Total capital share transactions	509,212,677	940,288,534
Net increase (decrease) in net assets	(4,557,958,075)	4,877,665,257
Net assets:
Beginning of period	73,141,529,666	68,263,864,409
End of period	$68,583,571,591	$73,141,529,666
Distributions in excess of net investment income included in net assets:
End of period	$(3,364,001,671)	$(783,252,563)

38 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the coun-terparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	181,620,500	$2,340,653,390	436,393,233	$5,714,868,750
Shares issued in reinvestment of distributions	86,877,107	1,081,460,875	67,528,824	883,665,148
Shares redeemed	(330,953,317)	(4,244,662,935)	(769,545,903)	(10,101,650,215)
Net increase (decrease)	(62,455,710)	$(822,548,670)	(265,623,846)	$(3,503,116,317)
Class C Shares:
Shares sold	34,244,038	$441,236,436	68,322,672	$897,960,201
Shares issued in reinvestment of distributions	25,462,768	317,413,770	17,577,156	230,448,763
Shares redeemed	(81,597,174)	(1,045,191,134)	(179,528,498)	(2,356,291,340)
Net increase (decrease)	(21,890,368)	$(286,540,928)	(93,628,670)	$(1,227,882,376)

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		NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	5,104,936	$65,812,330	8,973,846	$117,619,315
Shares issued in reinvestment of distributions	1,456,841	18,120,618	834,778	10,926,999
Shares redeemed	(3,504,344)	(44,996,784)	(5,847,234)	(76,741,420)
Net increase (decrease)	3,057,433	$38,936,164	3,961,390	$51,804,894
Class R6 Shares:
Shares sold	42,560,198	$548,449,869	140,951,964	$1,839,595,866
Shares issued in reinvestment of distributions	8,769,518	108,849,634	2,483,920	32,538,032
Shares redeemed	(5,646,313)	(72,576,315)	(8,482,669)	(111,392,443)
Net increase (decrease)	45,683,403	$584,723,188	134,953,215	$1,760,741,455
Advisor Class Shares:
Shares sold	462,394,450	$5,935,354,288	1,021,178,495	$13,369,365,599
Shares issued in reinvestment of distributions	131,409,683	1,631,258,252	81,328,307	1,060,932,924
Shares redeemed	(518,711,657)	(6,571,969,617)	(810,673,240)	(10,571,557,645)
Net increase (decrease)	75,092,476	$994,642,923	291,833,562	$3,858,740,878

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $1.3 billion
0.475%	Over $1.3 billion, up to and including $35 billion
0.470%	Over $35 billion, up to and including $50 billion
0.465%	Over $50 billion, up to and including $65 billion
0.460%	Over $65 billion, up to and including $80 billion
0.455%	In excess of $80 billion

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$1,492,086
CDSC retained	$353,815

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $42,208,731, of which $14,599,411 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. At February 28, 2015, the Fund owned 52.74% of the Sweep Money Fund. The Fund does not invest in the Sweep Money Fund for the purpose of exercising a controlling influence over the management or policies.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015. There were no Class R6 transfer agent fees waived during the period ended February 28, 2015.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At August 31, 2014, the Fund deferred post-October capital losses of $29,373,991.

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$67,562,412,790

Unrealized appreciation	$1,411,511,782
Unrealized depreciation	(5,264,269,966)
Net unrealized appreciation (depreciation)	$(3,852,758,184)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and tax straddles.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $8,429,791,670 and $15,714,118,380, respectively.

7. Credit Risk

At February 28, 2015, the Fund had 16.89% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

9. Other Derivative Information

At February 28, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$114,429,222	[a]	Unrealized depreciation on	$651,483,033	[a]
	consist of: net unrealized			swap contracts / Due from
	appreciation			brokers / Variation margin /
Net assets consist of: net
unrealized depreciation
Foreign exchange contracts	Unrealized appreciation on	5,167,740,243		Unrealized depreciation on	1,055,719,873
	forward exchange contracts			forward exchange contracts

[a]Includes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended February 28, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:
				Change in
				Unrealized
				Appreciation
Derivative Contracts			Realized Gain	(Depreciation)
Not Accounted for as			(Loss) for	for the
Hedging Instruments	Statement of Operations Locations		the Period	Period
Interest rate contracts	Net realized gain (loss) from swap		$(47,324,469)	$(119,907,910)
	contracts / Net change in
	unrealized appreciation
	(depreciation) on investments
Foreign exchange contracts	Net realized gain (loss) from		1,950,867,934	2,711,665,267
	foreign currency transactions / Net
	change in unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the period ended February 28, 2015, the average month end fair value of derivatives represented 8.71% of average month end net assets. The average month end number of open derivative contracts for the period was 655.

At February 28, 2015, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$5,167,740,243	$1,055,719,873
Swap Contracts	—	545,671,058
Total	$5,167,740,243	$1,601,390,931

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At February 28, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$151,659,573	$—	$(151,659,573)	$—	$—
BZWS	989,925,445	(15,918,484)	—	(974,006,961)	—
CITI	451,313,975	(363,604,869)	(44,529,049)	—	43,180,057
DBAB	1,002,762,671	(326,355,442)	—	(611,510,000)	64,897,229
GSCO	649,535,552	(18,193,503)	—	(604,270,000)	27,072,049
HSBK	604,935,025	(262,800,620)	(267,540,445)	—	74,593,960
JPHQ	871,453,174	(577,155,880)	(294,297,294)	—	—
MSCO	235,050,863	(37,362,133)	—	(173,556,000)	24,132,730
SCNY	151,821,774	—	—	(151,821,774)	—
UBSW	59,282,191	—	(52,074,078)	—	7,208,113
Total	$5,167,740,243	$(1,601,390,931)	$(810,100,439)	$(2,515,164,735)	$241,084,138

aAt February 28, 2015, the Fund received United Kingdom Treasury Bonds, U.S. Government and Agency securities and U.S. Treasury Bonds, Notes and Bills as collateral for derivatives. bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At February 28, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:
		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	15,918,484	(15,918,484)	—	—	—
CITI	363,604,869	(363,604,869)	—	—	—
DBAB	326,355,442	(326,355,442)	—	—	—
GSCO	18,193,503	(18,193,503)	—	—	—
HSBK	262,800,620	(262,800,620)	—	—	—
JPHQ	577,155,880	(577,155,880)	—	—	—
MSCO	37,362,133	(37,362,133)	—	—	—
SCNY	—	—	—	—	—
UBSW	—	—	—	—	—
Total	$1,601,390,931	$(1,601,390,931)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$39,268,525,237	$—	$39,268,525,237
Quasi-Sovereign and Corporate Bonds[a]	—	926,189,387	—	926,189,387
Short Term Investments	12,276,567,943	11,238,372,039	—	23,514,939,982
Total Investments in Securities	$12,276,567,943	$51,433,086,663	$—	$63,709,654,606
Other Financial Instruments
Forward Exchange Contracts	$—	$5,167,740,243	$—	$5,167,740,243
Swap Contracts	—	114,429,222	—	114,429,222
Total Other Financial Instruments	$—	$5,282,169,465	$—	$5,282,169,465
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$1,055,719,873	$—	$1,055,719,873
Swaps Contracts	—	651,483,033	—	651,483,033
Total Other Financial Instruments	$—	$1,707,202,906	$—	$1,707,202,906

[a]For detailed categories, see the accompanying Statement of Investments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	FHLB	Federal Home Loan Bank
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	FRN	Floating Rate Note
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	HUF	Hungarian Forint
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JPMorgan Chase Bank, N.A.	KRW	South Korean Won
LCH	London Clearing House	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Chartered Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		SGD	Singapore Dollar

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TEMPLETON INCOME TRUST TEMPLETON GLOBAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton Global Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	406 S 04/15

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton Global Total Return Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton Global Total Return Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	45
Notes to Financial Statements	49
Shareholder Information	61

Semiannual Report

Templeton Global Total Return Fund

This semiannual report for Templeton Global Total Return Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.49% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Barclays Multiverse Index, had a -4.80% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., economic stabilization in China, the abundance of global liquidity from the Bank of Japan (BOJ) and the European Central Bank (ECB), and a sharp decline in oil prices. The U.S. dollar strengthened against the euro, Japanese yen, and a vast number of developed and emerging market currencies over the six-month period.

In our view, the market misjudged the underlying forces behind the oil price decline, which we considered to have been driven by supply dynamics rather than a loss of demand. We believe that the global economy benefits from lower oil prices and that most observers have been too pessimistic. Risk aversion increased in November and December as the decline in oil prices accelerated. Heightened volatility led to a broad decrease in local-currency sovereign bond yields across the Americas, Europe and Asia, and a widening of credit spreads. During this time, higher duration securities outperformed lower duration securities and higher quality bonds outperformed lower quality bonds. This trend persisted through January before sharply reversing course in February; credit spreads tightened as risk appetites returned and local-currency sovereign bond yields shifted higher across the Americas, Europe and Asia.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In late October, the BOJ introduced a new round of quantitative easing (QE) with an indefinite time horizon. The annual level of asset purchasing was raised to 80 trillion yen—a level that approximates the U.S. Federal Reserve Board’s former QE program, which ended in the same month. This massive amount of liquidity had significant implications for global markets. Money printed in Japan is not likely to stay in Japan; we believe it will spread globally. Although Japan’s QE was positive for global risk assets, it contributed to further yen depreciation. The yen depreciated 13.10% against the U.S. dollar during the six months under review.2

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: FactSet.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON GLOBAL TOTAL RETURN FUND

In Europe, low inflation persisted while economic data was disappointing through most of 2014. In January 2015, the ECB committed to an ambitious QE program scheduled to begin in March, with the aim of increasing the size of its balance sheet to a level higher than its previous peak. The ECB’s renewed commitment to pursue highly accommodative monetary policies put further pressure on the euro, contributing to the euro’s 14.85% depreciation against the U.S. dollar during the period.2 Eurozone bond yields remained around historical lows at period-end.

The Chinese economy continued to have profound implications for the global economy during the reporting period. During the period, we held the opinion that China would not face a “hard landing” scenario in the moderation of its economic growth. Those stabilizing trends appeared to hold form and China concluded 2014 with reasonable growth around 7.3%.3 It is important to note that China’s economy is much larger today than it was in the recent past. Even a 7.0% growth rate creates a much larger global aggregate demand effect compared with China’s higher growth rates from 10 years ago when it was growing at 10%–12%. Thus, the slowdown in the rate of China’s growth during the period did not have a dire impact on aggregate demand globally.

We also continued to see differentiation among specific emerging market economies during the reporting period; some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. We believe investors should not view the emerging markets asset class as a whole but instead need to selectively distinguish between variant individual economies. A strengthening U.S. economy has magnified the fundamental differences between healthy and vulnerable emerging market economies.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

The core of our strategy during the reporting period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk. We favored countries that had solid underlying fundamentals and policymakers who have taken proactive steps regarding fiscal, monetary and financial policy. We augment this positioning with select opportunities in emerging markets and with a number of currency strategies. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn)	.
See www.franklintempletondatasources.com for additional data provider information

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TEMPLETON GLOBAL TOTAL RETURN FUND

Currency Breakdown*
2/28/15
% of Total
Net Assets
Americas	101.3%
U.S. Dollar	73.7%
Mexican Peso	14.4%
Uruguayan Peso	5.9%
Brazilian Real	5.3%
Chilean Peso	1.4%
Canadian Dollar	0.6%
Asia Pacific	16.3%
South Korean Won	14.6%
Malaysian Ringgit	11.6%
Singapore Dollar	6.3%
Indian Rupee	4.2%
Philippine Peso	2.1%
Sri Lankan Rupee	0.8%
Indonesian Rupiah	0.4%
Japanese Yen	-23.7%
Middle East & Africa	1.2%
Ghanaian Cedi	1.2%
Europe	-18.8%
Polish Zloty	6.9%
Hungarian Forint	6.5%
Serbian Dinar	2.7%
Swedish Krona	0.0%**
Ukrainian Hryvnia	0.0%**
British Pound Sterling	0.0%**
Euro	-34.9%
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

During the period, major factors contributing to the Fund’s negative absolute performance included credit exposures followed by currency positions. Interest rate strategies contributed to absolute return. Subinvestment-grade sovereign credits and high yield corporate bonds detracted from absolute performance. Currency positions in Asia ex-Japan and Latin America also detracted from absolute performance. However, the Fund’s net-negative positions in the Japanese yen and the euro, achieved through currency forward contracts, contributed to absolute results. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select duration exposures in Europe contributed to absolute results.

Relative to the benchmark index, currency positions contributed to performance, while overall credit exposures and interest rate strategies detracted. Underweighted positioning in the euro and the Japanese yen significantly contributed to relative performance during the period. However, overweighted currency positions in Asia ex-Japan and Latin America detracted. Overweighted exposures to subinvestment-grade sovereign credit and high yield corporate bonds detracted from relative return. Select underweighted duration exposures in Europe detracted from relative return, as did an underweighted duration exposure in the U.S.

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/28/15	8/31/14		Change
A (TGTRX)	$12.62	$13.59	-$	0.97
C (TTRCX)	$12.60	$13.58	-$	0.98
R (N/A)	$12.63	$13.60	-$	0.97
R6 (FTTRX)	$12.63	$13.61	-$	0.98
Advisor (TTRZX)	$12.64	$13.61	-$	0.97

Distributions (9/1/14–2/28/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.7187	$0.0115		$0.0223	$0.7525
C	$0.6929	$0.0115		$0.0223	$0.7267
R	$0.7029	$0.0115		$0.0223	$0.7367
R6	$0.7421	$0.0115		$0.0223	$0.7759
Advisor	$0.7353	$0.0115		$0.0223	$0.7691

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TEMPLETON GLOBAL TOTAL RETURN FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(3/31/15)[5]	(with waiver)	(without waiver)
A								1.03%	1.04%
6-Month		-1.49%		-5.66%	$9,434
1-Year	+	2.77%		-1.61%	$9,839		-3.95%
5-Year	+	39.45%	+	5.95%	$13,348	+	4.78%
Since Inception (9/30/08)	+	86.54%	+	9.47%	$17,868	+	9.16%
C								1.43%	1.44%
6-Month		-1.77%		-2.70%	$9,730
1-Year	+	2.28%	+	1.33%	$10,133		-1.05%
5-Year	+	36.64%	+	6.44%	$13,664	+	5.27%
Since Inception (9/30/08)	+	81.84%	+	9.77%	$18,184	+	9.46%
R								1.28%	1.29%
6-Month		-1.69%		-1.69%	$9,831
1-Year	+	2.43%	+	2.43%	$10,243	+	0.03%
5-Year	+	37.70%	+	6.61%	$13,770	+	5.43%
Since Inception (9/30/08)	+	83.75%	+	9.95%	$18,375	+	9.64%
R6								0.68%	0.69%
6-Month		-1.39%		-1.39%	$9,861
1-Year	+	3.06%	+	3.06%	$10,306	+	0.57%
Since Inception (5/1/13)	+	1.65%	+	0.90%	$10,165	+	0.29%
Advisor								0.78%	0.79%
6-Month		-1.37%		-1.37%	$9,863
1-Year	+	3.03%	+	3.03%	$10,303	+	0.54%
5-Year	+	41.27%	+	7.15%	$14,127	+	5.96%
Since Inception (9/30/08)	+	89.65%	+	10.49%	$18,965	+	10.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON GLOBAL TOTAL RETURN FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least 12/31/15. Class R6 has a fee waiver contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON GLOBAL TOTAL RETURN FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$985.10	$4.97
Hypothetical (5% return before expenses)	$1,000	$1,019.79	$5.06
C
Actual	$1,000	$982.30	$6.93
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.05
R
Actual	$1,000	$983.10	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,018.55	$6.31
R6
Actual	$1,000	$986.10	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.52	$3.31
Advisor
Actual	$1,000	$986.30	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.03	$3.81

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.01%;
C: 1.41%; R: 1.26%; R6: 0.66%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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				TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.59	$12.95	$13.15	$13.47	$12.55	$11.33
Income from investment operations[a]:
Net investment income[b]	0.27	0.49	0.52	0.55	0.57	0.54
Net realized and unrealized gains (losses)	(0.49)	0.74	0.17	(0.13)	0.91	1.19
Total from investment operations	(0.22)	1.23	0.69	0.42	1.48	1.73
Less distributions from:
Net investment income and net foreign
currency gains	(0.72)	(0.59)	(0.86)	(0.66)	(0.56)	(0.51)
Net realized gains	(0.03)	—	(0.03)	(0.08)	—	(—)[c]
Total distributions	(0.75)	(0.59)	(0.89)	(0.74)	(0.56)	(0.51)
Net asset value, end of period	$12.62	$13.59	$12.95	$13.15	$13.47	$12.55

Total return[d]	(1.49)%	9.56%	5.27%	3.36%	12.04%	15.55%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.03%	1.03%	1.01%	1.04%	1.04%	1.10%
Expenses net of waiver and payments
by affiliates	1.01%[f]	1.01%[f]	1.00%[f]	1.04%	1.04%	1.09%
Net investment income	4.17%	3.66%	3.76%	4.33%	4.23%	4.34%

Supplemental data
Net assets, end of period (000’s)	$1,961,838	$2,115,198	$1,875,526	$1,138,837	$940,949	$345,645
Portfolio turnover rate	14.05%	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 11

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.58	$12.94	$13.13	$13.46	$12.53	$11.33
Income from investment operations[a]:
Net investment income[b]	0.24	0.44	0.46	0.50	0.51	0.48
Net realized and unrealized gains (losses)	(0.50)	0.73	0.19	(0.14)	0.93	1.19
Total from investment operations	(0.26)	1.17	0.65	0.36	1.44	1.67
Less distributions from:
Net investment income and net foreign
currency gains	(0.69)	(0.53)	(0.81)	(0.61)	(0.51)	(0.47)
Net realized gains	(0.03)	—	(0.03)	(0.08)	—	(—)[c]
Total distributions	(0.72)	(0.53)	(0.84)	(0.69)	(0.51)	(0.47)
Net asset value, end of period	$12.60	$13.58	$12.94	$13.13	$13.46	$12.53

Total return[d]	(1.77)%	9.22%	4.78%	3.03%	11.61%	14.97%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.43%	1.43%	1.41%	1.44%	1.44%	1.50%
Expenses net of waiver and payments
by affiliates	1.41%[f]	1.41%[f]	1.40%[f]	1.44%	1.44%	1.49%
Net investment income	3.77%	3.26%	3.36%	3.93%	3.83%	3.94%

Supplemental data
Net assets, end of period (000’s)	$853,221	$904,521	$809,479	$512,461	$462,929	$152,562
Portfolio turnover rate	14.05%	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.60	$12.96	$13.15	$13.48	$12.55	$11.34
Income from investment operations[a]:
Net investment income[b]	0.25	0.46	0.50	0.52	0.54	0.47
Net realized and unrealized gains (losses)	(0.49)	0.73	0.17	(0.14)	0.92	1.23
Total from investment operations	(0.24)	1.19	0.67	0.38	1.46	1.70
Less distributions from:
Net investment income and net foreign
currency gains	(0.70)	(0.55)	(0.83)	(0.63)	(0.53)	(0.49)
Net realized gains	(0.03)	—	(0.03)	(0.08)	—	(—)[c]
Total distributions	(0.73)	(0.55)	(0.86)	(0.71)	(0.53)	(0.49)
Net asset value, end of period	$12.63	$13.60	$12.96	$13.15	$13.48	$12.55

Total return[d]	(1.69)%	9.36%	4.93%	3.18%	11.75%	15.22%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.28%	1.28%	1.26%	1.29%	1.29%	1.35%
Expenses net of waiver and payments
by affiliates	1.26%[f]	1.26%[f]	1.25%[f]	1.29%	1.29%	1.34%
Net investment income	3.92%	3.41%	3.51%	4.08%	3.98%	4.09%

Supplemental data
Net assets, end of period (000’s)	$9,167	$8,090	$7,450	$6,508	$5,357	$1,975
Portfolio turnover rate	14.05%	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended
	February 28, 2015	Year Ended August 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.61	$12.97	$14.03
Income from investment operations[b]:
Net investment income[c]	0.29	0.54	0.15
Net realized and unrealized gains (losses)	(0.50)	0.74	(1.03)
Total from investment operations	(0.21)	1.28	(0.88)
Less distributions from:
Net investment income and net foreign currency gains	(0.74)	(0.64)	(0.18)
Net realized gains	(0.03)	—	—
Total distributions	(0.77)	(0.64)	(0.18)
Net asset value, end of period	$12.63	$13.61	$12.97

Total return[d]	(1.39)%	10.02%	(6.31)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.68%	0.68%	0.68%
Expenses net of waiver and payments by affiliates[f]	0.66%	0.66%	0.67%
Net investment income	4.52%	4.01%	4.09%

Supplemental data
Net assets, end of period (000’s)	$1,229,225	$1,038,236	$691,716
Portfolio turnover rate	14.05%	28.85%	25.45%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.61	$12.97	$13.16	$13.49	$12.56	$11.35
Income from investment operations[a]:
Net investment income[b]	0.29	0.53	0.55	0.59	0.60	0.56
Net realized and unrealized gains (losses)	(0.49)	0.73	0.19	(0.14)	0.92	1.20
Total from investment operations	(0.20)	1.26	0.74	0.45	1.52	1.76
Less distributions from:
Net investment income and net foreign
currency gains	(0.74)	(0.62)	(0.90)	(0.70)	(0.59)	(0.55)
Net realized gains	(0.03)	—	(0.03)	(0.08)	—	(—)[c]
Total distributions	(0.77)	(0.62)	(0.93)	(0.78)	(0.59)	(0.55)
Net asset value, end of period	$12.64	$13.61	$12.97	$13.16	$13.49	$12.56

Total return[d]	(1.37)%	9.91%	5.45%	3.70%	12.30%	15.77%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	0.78%	0.78%	0.76%	0.79%	0.79%	0.85%
Expenses net of waiver and payments
by affiliates	0.76%[f]	0.76%[f]	0.75%[f]	0.79%	0.79%	0.84%
Net investment income	4.42%	3.91%	4.01%	4.58%	4.48%	4.59%

Supplemental data
Net assets, end of period (000’s)	$4,569,014	$5,017,585	$3,602,558	$2,313,376	$1,726,189	$460,540
Portfolio turnover rate	14.05%	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON INCOME TRUST

Statement of Investments, February 28, 2015 (unaudited)

Templeton Global Total Return Fund
	Shares		Value
Common Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920		$643,685
United States 0.0%†
[a]Verso Corp.	9,431		22,634
Total Common Stocks (Cost $1,346,404)			666,319
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37		36,075
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991		1,393,406
Total Convertible Preferred Stocks (Cost $2,895,379)			1,429,481

	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000		48,086,208
Foreign Government and Agency Securities 63.9%
Bosnia & Herzegovina 0.0%†
[b,c]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.938%, 12/11/21	204,167	DEM	97,847
Brazil 5.0%
Letra Tesouro Nacional, Strip,
10/01/15	49,090	[d]BRL	16,093,384
1/01/16	122,340	[d]BRL	38,881,819
7/01/16	14,770	[d]BRL	4,420,603
10/01/16	46,650	[d]BRL	13,546,476
Nota Do Tesouro Nacional,
10.00%, 1/01/23	289,500	[d]BRL	91,075,912
[e]Index Linked, 6.00%, 5/15/17	5,321	[d]BRL	4,838,639
[e]Index Linked, 6.00%, 5/15/19	73,710	[d]BRL	66,741,507
[e]Index Linked, 6.00%, 8/15/20	4,190	[d]BRL	3,788,459
[e]Index Linked, 6.00%, 8/15/22	62,989	[d]BRL	56,969,287
[e]Index Linked, 6.00%, 5/15/23	143,373	[d]BRL	128,148,639
[e]Index Linked, 6.00%, 8/15/24	4,390	[d]BRL	3,959,245
[e]Index Linked, 6.00%, 8/15/50	400	[d]BRL	356,628
			428,820,598
Croatia 0.1%
[f] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,567,028
Ecuador 0.6%
[f]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000		52,109,227
Ghana 1.5%
Government of Ghana,
24.00%, 5/25/15	40,600,000	GHS	11,560,676
21.00%, 10/26/15	60,275,000	GHS	16,775,566
16.90%, 3/07/16	2,390,000	GHS	645,621
19.24%, 5/30/16	33,350,000	GHS	9,155,290
23.00%, 2/13/17	23,550,000	GHS	6,815,235
25.48%, 4/24/17	1,320,000	GHS	404,883
24.44%, 5/29/17	34,140,000	GHS	10,433,574
26.00%, 6/05/17	3,110,000	GHS	977,206
25.40%, 7/31/17	11,600,000	GHS	3,572,800

16 | Semiannual Report	franklintempleton.com

	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
23.00%, 8/21/17	83,299,000	GHS	$24,680,185
23.23%, 2/19/18	15,560,000	GHS	4,621,787
19.04%, 9/24/18	43,190,000	GHS	11,653,834
[f]144A, 7.875%, 8/07/23	26,510,000		25,964,292
			127,260,949
Hungary 7.8%
Government of Hungary,
7.75%, 8/24/15	1,825,630,000	HUF	6,937,698
5.50%, 12/22/16	20,763,400,000	HUF	82,318,119
4.125%, 2/19/18	20,840,000		21,891,586
4.00%, 4/25/18	6,050,490,000	HUF	23,733,529
6.00%, 1/11/19	11,560,000	EUR	15,256,820
6.50%, 6/24/19	10,993,370,000	HUF	47,588,196
7.50%, 11/12/20	4,916,980,000	HUF	22,747,906
5.375%, 2/21/23	38,460,000		43,422,301
A, 6.75%, 11/24/17	13,762,060,000	HUF	57,904,224
A, 5.50%, 12/20/18	11,115,920,000	HUF	46,211,163
A, 7.00%, 6/24/22	1,899,000,000	HUF	8,959,149
A, 6.00%, 11/24/23	23,670,900,000	HUF	108,831,569
B, 6.75%, 2/24/17	19,342,000,000	HUF	78,856,533
B, 5.50%, 6/24/25	1,936,290,000	HUF	8,803,819
senior note, 6.25%, 1/29/20	21,385,000		24,589,435
senior note, 6.375%, 3/29/21	23,190,000		27,177,868
senior note, 5.375%, 3/25/24	10,000,000		11,355,950
[b]senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	11,641
[b]senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	23,940,950
[b]senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	8,514,522
[b]senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	25,036
			669,078,014
Iceland 0.1%
[f]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		12,428,527
India 2.9%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	28,984,379
senior bond, 8.28%, 9/21/27	539,800,000	INR	9,092,938
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	32,171,648
senior note, 7.28%, 6/03/19	69,400,000	INR	1,106,160
senior note, 8.12%, 12/10/20	1,341,500,000	INR	22,054,101
senior note, 8.35%, 5/14/22	527,100,000	INR	8,793,306
senior note, 7.16%, 5/20/23	2,481,400,000	INR	38,678,899
senior note, 8.83%, 11/25/23	6,495,900,000	INR	112,038,364
			252,919,795
Indonesia 0.3%
Government of Indonesia,
7.875%, 4/15/19	14,607,000,000	IDR	1,170,897
FR31, 11.00%, 11/15/20	13,446,000,000	IDR	1,238,022
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,504,910
FR35, 12.90%, 6/15/22	4,323,000,000	IDR	447,132

franklintempleton.com	Semiannual Report | 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	$3,020,618
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	636,881
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	11,004,648
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	208,162
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	330,443
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	675,138
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	636,864
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,582,671
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,415,361
senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	848,937
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	247,341
			28,968,025
Ireland 3.3%
Government of Ireland, senior bond, 5.40%, 3/13/25	179,328,930	EUR	287,906,202
Kenya 0.2%
[f]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,920,000		21,050,858
Latvia 0.6%
[f]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000		27,737,179
senior note, 144A, 5.25%, 6/16/21	18,000,000		20,588,040
			48,325,219
Lithuania 0.1%
[f]Government of Lithuania, 144A, 7.375%, 2/11/20	10,320,000		12,652,939
Malaysia 1.1%
Government of Malaysia,
3.835%, 8/12/15	218,890,000	MYR	60,781,831
4.72%, 9/30/15	42,800,000	MYR	11,954,131
senior bond, 4.262%, 9/15/16	61,440,000	MYR	17,254,244
senior note, 3.172%, 7/15/16	4,800,000	MYR	1,326,919
			91,317,125
Mexico 7.9%
Government of Mexico,
6.00%, 6/18/15	9,826,640	[g]MXN	66,413,195
8.00%, 12/17/15	24,732,170	[g]MXN	171,841,483
6.25%, 6/16/16	15,055,030	[g]MXN	104,234,038
7.25%, 12/15/16	43,453,750	[g]MXN	308,264,458
7.75%, 12/14/17	1,335,000	[g]MXN	9,730,753
[h]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	824,859	[i] MXN	5,822,073
3.50%, 12/14/17	832,787	[i] MXN	5,922,650
4.00%, 6/13/19	573,057	[i] MXN	4,174,928
2.50%, 12/10/20	451,807	[i] MXN	3,071,619
			679,475,197

18 | Semiannual Report

franklintempleton.com

	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Philippines 1.7%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000	PHP	$2,305,368
senior bond, 8.375%, 5/22/15	160,000,000	PHP	3,668,421
senior bond, 7.00%, 1/27/16	260,790,000	PHP	6,119,946
senior bond, 9.125%, 9/04/16	126,690,000	PHP	3,093,572
senior note, 1.625%, 4/25/16	5,928,030,000	PHP	133,043,205
			148,230,512
Poland 2.7%
Government of Poland,
5.50%, 4/25/15	49,885,000	PLN	13,538,177
6.25%, 10/24/15	46,028,000	PLN	12,782,686
5.00%, 4/25/16	304,780,000	PLN	85,367,994
4.75%, 10/25/16	293,705,000	PLN	83,284,281
4.75%, 4/25/17	9,170,000	PLN	2,637,596
[c]FRN, 2.01%, 1/25/17	64,309,000	PLN	17,380,949
[c]FRN, 2.01%, 1/25/21	55,199,000	PLN	14,812,092
			229,803,775
Portugal 2.8%
Government of Portugal,
[f]144A, 5.125%, 10/15/24	212,200,000		235,581,257
[b]senior bond, Reg S, 4.95%, 10/25/23	1,419,700	EUR	2,019,393
[b]senior note, Reg S, 5.65%, 2/15/24	3,549,500	EUR	5,285,564
			242,886,214
Russia 0.1%
Government of Russia, senior bond,
[f]144A, 7.50%, 3/31/30	2,267,610		2,431,332
[b]Reg S, 7.50%, 3/31/30	5,492,175		5,888,710
			8,320,042
Serbia 3.4%
[f]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000		48,074,390
7.25%, 9/28/21	29,790,000		34,955,437
[j]Serbia Treasury Bill, 7/24/15	1,329,560,000	RSD	11,999,090
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000	RSD	6,436,879
8/15/16	280,100,000	RSD	2,648,576
11/21/18	140,010,000	RSD	1,282,165
9/11/21	1,505,120,000	RSD	12,803,609
Serbia Treasury Note,
10.00%, 3/01/15	1,589,800,000	RSD	14,805,521
10.00%, 3/21/15	1,000,000,000	RSD	9,324,551
10.00%, 4/27/15	606,300,000	RSD	5,669,027
10.00%, 9/14/15	435,500,000	RSD	4,103,415
10.00%, 9/28/15	149,700,000	RSD	1,411,237
10.00%, 10/18/15	637,300,000	RSD	6,012,253
10.00%, 12/06/15	123,700,000	RSD	1,168,747
10.00%, 1/30/16	104,830,000	RSD	991,205
10.00%, 2/21/16	4,619,000,000	RSD	43,704,401

franklintempleton.com

Semiannual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Serbia (continued)
Serbia Treasury Note, (continued)
10.00%, 5/22/16	273,340,000	RSD	$2,586,716
10.00%, 10/17/16	156,810,000	RSD	1,481,308
10.00%, 12/19/16	439,100,000	RSD	4,142,445
8.00%, 1/12/17	49,570,000	RSD	451,818
10.00%, 5/08/17	149,560,000	RSD	1,405,622
10.00%, 7/10/17	3,418,090,000	RSD	32,048,134
10.00%, 11/08/17	848,160,000	RSD	7,920,556
10.00%, 3/02/18	1,570,870,000	RSD	14,743,597
10.00%, 8/21/19	2,432,950,000	RSD	21,855,778
10.00%, 3/20/21	357,280,000	RSD	3,086,076
			295,112,553
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,625,555
Slovenia 1.5%
[f]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		33,200,789
5.85%, 5/10/23	84,940,000		100,179,510
			133,380,299
South Korea 12.1%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	40,789,173
senior bond, 2.80%, 8/02/15	29,838,950,000	KRW	27,190,866
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,342,946
senior bond, 1.96%, 2/02/17	39,466,600,000	KRW	35,811,231
senior note, 2.76%, 6/02/15	82,959,000,000	KRW	75,484,618
senior note, 2.66%, 6/09/15	10,337,650,000	KRW	9,405,195
senior note, 2.90%, 12/02/15	97,007,000,000	KRW	88,698,447
senior note, 2.78%, 2/02/16	107,819,740,000	KRW	98,630,425
senior note, 2.80%, 4/02/16	40,489,280,000	KRW	37,089,217
senior note, 2.79%, 6/02/16	229,756,270,000	KRW	210,699,251
senior note, 2.46%, 8/02/16	40,544,100,000	KRW	37,053,752
senior note, 2.22%, 10/02/16	19,680,100,000	KRW	17,931,303
senior note, 2.07%, 12/02/16	77,785,700,000	KRW	70,723,871
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,626,570
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,287,958
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	37,052,291
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	6,884,831
senior note, 2.75%, 12/10/15	164,021,360,000	KRW	149,831,725
senior note, 2.75%, 6/10/16	34,790,200,000	KRW	31,889,379
senior note, 3.00%, 12/10/16	59,191,700,000	KRW	54,691,432
			1,040,114,481
Sri Lanka 1.4%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	78,159
8.00%, 6/15/17	29,570,000	LKR	226,522
10.60%, 7/01/19	370,020,000	LKR	3,105,319
10.60%, 9/15/19	211,520,000	LKR	1,777,793

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	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Sri Lanka (continued)
Government of Sri Lanka, (continued)
8.00%, 11/01/19	29,570,000	LKR	$226,565
11.20%, 7/01/22	89,990,000	LKR	801,786
A, 11.75%, 3/15/15	611,300,000	LKR	4,599,740
A, 6.50%, 7/15/15	90,460,000	LKR	680,420
A, 11.00%, 8/01/15	148,900,000	LKR	1,140,486
A, 8.50%, 11/01/15	1,067,960,000	LKR	8,127,605
A, 6.40%, 8/01/16	86,300,000	LKR	647,020
A, 5.80%, 1/15/17	394,700,000	LKR	2,907,263
A, 7.50%, 8/15/18	95,560,000	LKR	721,975
A, 8.00%, 11/15/18	542,330,000	LKR	4,156,431
A, 9.00%, 5/01/21	162,810,000	LKR	1,301,141
B, 11.00%, 9/01/15	333,600,000	LKR	2,565,175
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,758,887
B, 6.40%, 10/01/16	885,200,000	LKR	6,611,078
B, 5.80%, 7/15/17	973,900,000	LKR	7,116,601
B, 8.50%, 7/15/18	124,950,000	LKR	972,663
C, 8.50%, 4/01/18	510,340,000	LKR	3,965,876
D, 8.50%, 6/01/18	119,600,000	LKR	929,148
[b]senior note, Reg S, 6.25%, 7/27/21	50,000,000		52,253,500
			116,671,153
Ukraine 1.3%
[f]Government of Ukraine,
144A, 9.25%, 7/24/17	51,390,000		22,535,286
144A, 7.75%, 9/23/20	50,845,000		21,286,513
senior bond, 144A, 6.58%, 11/21/16	9,395,000		4,032,005
senior bond, 144A, 7.80%, 11/28/22	89,130,000		37,738,088
senior note, 144A, 6.25%, 6/17/16	3,000,000		1,296,330
senior note, 144A, 6.75%, 11/14/17	5,140,000		2,230,632
senior note, 144A, 7.95%, 2/23/21	12,058,000		5,108,251
senior note, 144A, 7.50%, 4/17/23	48,570,000		20,614,808
			114,841,913
Uruguay 5.4%
[h]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	235,579,872	UYU	9,770,837
Index Linked, zero cpn., 3/26/15	16,240,279	UYU	659,036
senior bond, Index Linked, 5.00%, 9/14/18	122,053,606	UYU	5,150,041
senior bond, Index Linked, 4.375%, 12/15/28	3,563,446,526	UYU	149,645,904
senior bond, Index Linked, 4.00%, 7/10/30	123,077,403	UYU	4,962,135
senior bond, Index Linked, 3.70%, 6/26/37	26,230,540	UYU	991,317
Uruguay Notas del Tesoro,
10.50%, 3/21/15	288,830,000	UYU	11,722,684
10.25%, 8/22/15	579,631,000	UYU	23,443,674
9.50%, 1/27/16	507,279,000	UYU	20,631,538
11.00%, 3/21/17	762,105,000	UYU	29,181,039
[h]10, Index Linked, 4.25%, 1/05/17	221,858,421	UYU	9,043,428
[h]13, Index Linked, 4.00%, 5/25/25	532,338,935	UYU	21,305,688
[h]14, Index Linked, 4.00%, 6/10/20	547,000,214	UYU	22,342,427
[h]16, Index Linked, 3.25%, 1/27/19	948,600	UYU	37,831
[h]17, Index Linked, 2.75%, 6/16/16	333,715,219	UYU	13,311,469
[h]18, Index Linked, 2.25%, 8/23/17	480,030,827	UYU	18,535,655

franklintempleton.com	Semiannual Report | 21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Uruguay (continued)
Uruguay Notas del Tesoro, (continued)
[h]19, Index Linked, 2.50%, 9/27/22	178,219,801	UYU	$6,514,048
[h]Index Linked, 4.00%, 6/14/15	462,517,743	UYU	18,787,188
Uruguay Treasury Bill, Strip,
5/14/15	262,174,000	UYU	10,386,422
7/02/15	109,781,000	UYU	4,253,836
8/20/15	787,736,000	UYU	30,021,044
10/08/15	83,910,000	UYU	3,142,004
11/26/15	41,280,000	UYU	1,519,420
1/14/16	333,423,000	UYU	12,068,922
3/03/16	217,510,000	UYU	7,906,345
4/21/16	219,579,000	UYU	7,692,538
6/09/16	153,250,000	UYU	5,365,184
7/28/16	275,710,000	UYU	9,465,464
9/15/16	200,920,000	UYU	6,723,903
11/03/16	46,340,000	UYU	1,525,953
			466,106,974
Total Foreign Government and Agency Securities
(Cost $5,991,866,213)			5,514,071,021
Quasi-Sovereign and Corporate Bonds 11.6%
Australia 0.1%
[f]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	4,000,000		3,895,000
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	1,000,000		1,012,500
6.875%, 2/01/18	5,333,333		5,370,000
8.25%, 11/01/19	600,000		569,250
			10,846,750
Bermuda 0.2%
[f]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	5,600,000		5,666,500
7.125%, 4/01/22	3,000,000		2,855,625
[f]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		6,069,500
			14,591,625
Canada 0.5%
[f]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	13,000,000		13,585,000
[f,k] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	1,900,000		1,900,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		8,865,281
[f]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	7,890,000		7,377,150
7.00%, 2/15/21	7,890,000		7,377,150
Novelis Inc., senior note,
8.375%, 12/15/17	1,000,000		1,046,250
8.75%, 12/15/20	4,000,000		4,360,000
			44,510,831
Chile 0.1%
[f]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	10,300,000		10,820,150

22 | Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
France 0.1%
CGG SA, senior note,
7.75%, 5/15/17	1,010,000		$954,450
6.50%, 6/01/21	5,300,000		4,359,250
6.875%, 1/15/22	5,700,000		4,563,562
			9,877,262
Germany 0.2%
[f]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	3,300,000	EUR	4,081,163
[f]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	2,601,510
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,237,415
[f]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	5,000,000		5,315,625
			13,235,713
Italy 0.2%
[f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	12,000,000		12,487,500
Japan 0.0%†
[f]Ymobile Corp., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,359,761
8.375%, 4/01/18	500,000	EUR	585,689
			1,945,450
Kazakhstan 0.0%†
[f]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	4,040,000		3,777,400
Luxembourg 0.4%
ArcelorMittal, senior note, 6.25%, 3/01/21	12,200,000		13,305,320
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	4,200,000		4,116,000
senior bond, 5.50%, 8/01/23	6,500,000		6,134,375
senior note, 7.25%, 10/15/20	2,000,000		2,085,000
senior note, 7.50%, 4/01/21	5,500,000		5,781,875
			31,422,570
Mexico 0.1%
[f]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	8,700,000		8,727,188
Netherlands 0.3%
[f]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	13,000,000		12,545,000
[f]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	3,678,670
6.75%, 3/15/23	2,800,000	EUR	3,497,950
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,292,337
[f]UPCB Finance VI Ltd., senior secured note, first lien, 144A, 6.875%, 1/15/22	4,500,000		4,893,750
			25,907,707
Poland 0.1%
[f]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,555,898
[f]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	2,200,000	EUR	2,579,812
			4,135,710
Russia 0.7%
[f,l]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		10,726,575
senior note, 144A, 7.75%, 4/28/21	29,610,000		27,796,387

franklintempleton.com	Semiannual Report | 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Russia (continued)
[l]Gaz Capital SA (OJSC Gazprom), loan participation,
[f] senior bond, 144A, 6.51%, 3/07/22	2,860,000		$2,627,768
[b]senior bond, Reg S, 6.51%, 3/07/22	170,000		155,231
[f] senior note, 144A, 5.092%, 11/29/15	8,760,000		8,781,900
LUKOIL International Finance BV,
[f] 144A, 6.656%, 6/07/22	430,000		412,800
[b]Reg S, 6.656%, 6/07/22	2,400,000		2,302,008
[f] senior note, 144A, 6.125%, 11/09/20	6,180,000		5,790,351
TNK-BP Finance SA,
[f] senior bond, 144A, 7.25%, 2/02/20	590,000		533,213
[b]senior note, Reg S, 7.875%, 3/13/18	420,000		409,196
			59,535,429
South Africa 0.4%
[f]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	44,820,000	EUR	16,146,068
Edcon Pty. Ltd.,
[f] secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	1,845,281
[f] senior secured note, 144A, 9.50%, 3/01/18	13,350,000		10,838,531
[f] senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	7,331,308
[b]senior secured note, first lien, Reg S, 9.50%, 3/01/18	100,000	EUR	92,614
			36,253,802
Spain 0.1%
[f]Abengoa Finance SAU, senior note, 144A, 7.75%, 2/01/20	8,900,000		8,799,875
Sweden 0.1%
[f]Stena AB, senior bond, 144A, 7.00%, 2/01/24	5,000,000		4,987,500
[f]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		6,625,725
			11,613,225
Switzerland 0.1%
[f]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	2,100,000	EUR	2,447,271
5.75%, 2/15/19	2,300,000	EUR	2,680,344
5.875%, 2/15/19	5,000,000		5,062,500
			10,190,115
Ukraine 0.2%
[f]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		7,490,343
7.40%, 4/20/18	15,100,000		6,137,924
[b,l]State Export-Import Bank of Ukraine (Biz Finance PLC), loan participation, Reg S,
8.75%, 1/22/18	6,430,000		2,463,494
			16,091,761
United Arab Emirates 0.0%†
DP World Ltd.,
[f] 144A, 6.85%, 7/02/37	130,000		151,517
[b]Reg S, 6.85%, 7/02/37	1,500,000		1,748,272
			1,899,789
United Kingdom 0.4%
[f]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	400,000	EUR	453,276
senior secured note, first lien, 144A, 8.50%, 10/15/18	11,500,000		11,550,313

24 | Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
United Kingdom (continued)
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		$388,204
Kerling PLC, senior secured note,
[f] 144A, 10.625%, 2/01/17	1,000,000	EUR	1,138,489
[b]first lien, Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,366,187
[f]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	4,717,063
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	600,000		678,375
5.125%, 5/28/24	1,600,000		1,695,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	3,621,451
[f]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	1,300,000		1,410,500
10/15/24	2,000,000	GBP	3,396,140
[f]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 1/15/25	4,000,000		4,260,000
			34,674,998
United States 7.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	5,500,000		5,720,000
Ally Financial Inc., senior note, 7.50%, 9/15/20	2,248,000		2,680,740
AmSurg Corp., senior note, 5.625%, 7/15/22	1,200,000		1,278,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	11,900,000		12,033,875
[m]Bank ofAmerica Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	8,000,000		8,650,000
[f]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		7,040,625
[n]Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	6,600,000		4,801,500
9.00%, 2/15/20	1,400,000		1,039,500
[f]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	3,000,000		2,683,125
senior note, 144A, 5.50%, 9/15/21	2,100,000		1,926,750
Calpine Corp.,
senior bond, 5.75%, 1/15/25	7,000,000		7,166,250
senior note, 5.375%, 1/15/23	2,000,000		2,040,000
[f] senior secured bond, first lien, 144A, 7.875%, 1/15/23	4,084,000		4,609,815
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	8,200,000		8,415,250
senior note, 7.25%, 10/30/17	400,000		417,000
senior note, 8.125%, 4/30/20	5,000,000		5,256,250
CenturyLink Inc., senior bond, 6.75%, 12/01/23	6,300,000		7,138,687
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000		492,000
8.25%, 9/01/21	11,400,000		8,892,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000		11,471,250
5.75%, 3/15/23	1,700,000		1,782,875
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000		5,476,125
senior note, 7.125%, 7/15/20	4,600,000		4,922,000
senior secured note, first lien, 5.125%, 8/15/18	1,300,000		1,348,750
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000		7,402,500
senior note, 5.375%, 5/15/20	1,700,000		1,831,750
senior note, 5.00%, 8/15/22	6,400,000		6,820,032
[f] senior note, 144A, 6.625%, 4/01/18	600,000		656,250

franklintempleton.com	Semiannual Report | 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
[m]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	10,900,000	$11,131,625
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	11,000,000	10,395,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	2,120,000
senior sub. note, 7.625%, 3/15/20	200,000	210,800
senior sub. note, 7.625%, 3/15/20	4,500,000	4,781,250
[f,o]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000	1,319,500
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	2,300,000	2,406,375
6.375%, 3/01/21	3,500,000	3,535,000
5.875%, 4/15/22	6,300,000	6,095,250
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000	11,766,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	2,700,000	2,806,312
senior note, 5.75%, 8/15/22	7,100,000	7,685,750
Del Monte Corp., senior note, 7.625%, 2/15/19	3,580,000	3,657,865
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000	8,150,625
[f]Dynegy Finance I Inc./Dynegy Finance II Inc., senior secured bond, first lien,
144A, 7.625%, 11/01/24	3,300,000	3,506,250
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000	5,699,620
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	3,000,000	3,225,000
senior note, first lien, 7.50%, 10/15/20	5,000,000	5,750,000
[p]Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	535,000
senior note, 9.25%, 12/15/17	4,000,000	2,920,000
[f] senior note, 144A, 6.875%, 3/15/24	3,400,000	1,717,000
Equinix Inc., senior bond, 5.375%, 4/01/23	15,000,000	15,759,375
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,542,400
senior note, 11.25%, 1/15/21	342,000	391,590
[f] senior secured bond, second lien, 144A, 8.25%, 1/15/21	5,000,000	5,387,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	314,000	335,980
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000	537,500
senior note, 8.50%, 4/15/20	3,400,000	3,859,000
senior note, 8.75%, 4/15/22	1,500,000	1,712,813
senior note, 7.125%, 1/15/23	2,700,000	2,831,625
senior note, 7.875%, 1/15/27	300,000	309,750
Gannett Co. Inc.,
[f] senior bond, 144A, 5.50%, 9/15/24	4,200,000	4,378,500
senior note, 5.125%, 7/15/20	6,900,000	7,219,125
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	8,964,000
[f]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	2,200,000	2,260,500
Halcon Resources Corp., senior note, 8.875%, 5/15/21	11,000,000	8,415,000
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,719,750
senior secured bond, first lien, 5.875%, 3/15/22	13,900,000	15,658,350
Hertz Corp., senior note,
5.875%, 10/15/20	4,000,000	4,150,000
6.25%, 10/15/22	800,000	836,000

26 | Semiannual Report

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	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	$6,296,875
senior secured note, first lien, 9.00%, 9/15/22	1,500,000	1,456,875
[f]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	600,000	627,000
[f,o]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	7,200,000	7,388,100
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,683,875
[f]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,701,063
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,857,500
senior note, 144A, 7.25%, 6/01/21	700,000	739,827
[m]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	5,000,000	5,121,875
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	4,000,000	3,955,000
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,742,280
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	2,000,000	2,223,600
Linn Energy LLC/Finance Corp., senior note,
6.25%, 11/01/19	900,000	767,250
8.625%, 4/15/20	1,600,000	1,456,000
7.75%, 2/01/21	6,900,000	6,054,750
Meritor Inc., senior note, 6.75%, 6/15/21	8,000,000	8,420,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	840,000
7.50%, 6/01/16	2,900,000	3,081,250
8.625%, 2/01/19	700,000	808,500
6.75%, 10/01/20	200,000	219,125
6.625%, 12/15/21	5,700,000	6,213,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	8,000,000	5,060,000
Navient Corp., senior note,
8.45%, 6/15/18	3,900,000	4,465,500
5.50%, 1/15/19	9,600,000	10,128,000
Navistar International Corp., senior note, 8.25%, 11/01/21	2,100,000	2,118,375
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	8,000,000	5,260,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	3,078,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	8,600,000	9,159,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	8,000,000	7,880,000
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	200,000	213,500
senior sub. note, 8.75%, 5/15/20	2,050,000	2,173,000
senior sub. note, 7.75%, 4/01/22	4,300,000	4,665,500
[f]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	4,500,000	4,612,500
6.00%, 12/15/22	6,100,000	6,031,375
[n]Quicksilver Resources Inc.,
[c,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000	1,656,250
senior note, 9.125%, 8/15/19	2,100,000	231,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000	1,646,250
5.00%, 10/01/22	2,400,000	2,556,000
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	3,950,000	4,093,187
senior note, 9.00%, 4/15/19	8,550,000	8,998,875

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
Reynolds Group Issuer Inc./LLC/SA, (continued)
senior note, 9.875%, 8/15/19	1,000,000		$1,076,250
senior secured note, first lien, 7.125%, 4/15/19	500,000		521,250
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	9,600,000		9,876,000
Samson Investment Co., senior note, 9.75%, 2/15/20	6,000,000		2,070,000
[f]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	2,900,000		2,845,625
senior secured note, first lien, 144A, 7.00%, 1/01/22	2,200,000		2,277,000
[f]Sealed Air Corp., senior note, 144A,
6.50%, 12/01/20	3,400,000		3,868,180
8.375%, 9/15/21	800,000		909,000
[f]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	11,100,000		11,821,500
[f]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	4,400,000		4,639,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	2,000,000		2,207,500
6.00%, 11/15/22	5,000,000		4,862,500
[f]144A, 9.00%, 11/15/18	9,000,000		10,485,000
[f]144A, 7.00%, 3/01/20	400,000		445,124
Sterling International Inc., senior note, 11.00%, 10/01/19	1,200,000		1,302,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	1,000,000		1,052,500
senior bond, 6.375%, 3/01/25	9,500,000		9,951,250
senior note, 6.542%, 4/28/20	3,200,000		3,404,000
senior note, 6.125%, 1/15/22	600,000		633,750
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	3,900,000		4,426,500
[f]144A, 5.00%, 3/01/19	4,600,000		4,634,500
Terex Corp., senior note, 6.00%, 5/15/21	8,400,000		8,662,500
[f,n]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	6,200,000		4,231,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,900,000		3,168,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	1,200,000		1,233,000
senior sub. note, 6.00%, 7/15/22	16,100,000		16,381,750
[f]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	1,832,000		1,996,880
senior secured note, first lien, 144A, 5.125%, 5/15/23	800,000		832,000
[f] Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,633,125
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	451,000		446,490
Visant Corp., senior note, 10.00%, 10/01/17	5,900,000		5,354,250
[f] VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000		11,196,250
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000		7,025,000
			627,826,110
Total Quasi-Sovereign and Corporate Bonds
(Cost $1,080,692,021)			999,170,960
[q]Credit-Linked Notes 0.0%†
Ukraine 0.0%†
[c,f]Citigroup Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	5,136,800	UAH	179,846
[f]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	15,963,500	UAH	558,990
8/25/15	5,688,200	UAH	199,152
Total Credit-Linked Notes (Cost $2,129,360)			937,988

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
[c,r]Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948		$190,748
[s]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812		16,326
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan,
10.50%, 1/29/18	56,404		55,276
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086		12,693
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		318,633
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		203,650
Total Senior Floating Rate Interests (Cost $804,734)			797,326

	Shares
Escrows and Litigation Trusts 0.0%
[a,s]Comfort Co. Inc., Escrow Account	1,299		—
[a,s]NewPage Corp., Litigation Trust	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $7,133,594,111)			6,565,159,303

	Principal Amount*
Short Term Investments 15.0%
Foreign Government and Agency Securities 9.8%
Canada 0.6%
[j]Canada Treasury Bills, 3/12/15 - 4/23/15	47,907,000	CAD	38,321,162
Government of Canada, 1.50%, 8/01/15	10,500,000	CAD	8,434,411
			46,755,573
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	808,310,000	HUF	2,960,389
Malaysia 4.1%
[j]Bank of Negara Monetary Notes, 3/03/15 - 11/24/15	1,190,085,000	MYR	325,947,790
Government of Malaysia, 3.197%, 10/15/15	94,180,000	MYR	26,075,419
[j]Malaysia Treasury Bill, 8/14/15	14,620,000	MYR	3,987,442
			356,010,651
Mexico 0.6%
[j]Mexico Treasury Bills, 4/01/15 - 10/01/15	78,510,000	[t] MXN	51,768,985
Philippines 0.3%
[j]Philippine Treasury Bills, 4/08/15 - 2/03/16	1,097,500,000	PHP	24,634,826
Serbia 0.0%†
[j]Serbia Treasury Bill, 6/25/15	282,690,000	RSD	2,567,186
Singapore 3.3%
[j]Monetary Authority of Singapore Treasury Bills,
3/27/15 - 4/10/15	79,310,000	SGD	58,156,281
5/04/15	170,250,000	SGD	124,778,289
5/22/15	132,464,000	SGD	97,046,660
			279,981,230

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Semiannual Report | 29

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
South Korea 0.7%
Korea Monetary Stabilization Bonds,
[j]5/05/15 - 8/04/15	56,339,400,000	KRW	$50,873,501
senior note, 2.13%, 10/08/15	11,284,400,000	KRW	10,257,407
			61,130,908
Uruguay 0.2%
[j]Uruguay Treasury Bills, 5/04/15 - 10/23/15	374,679,000	UYU	14,752,629
Total Foreign Government and Agency Securities
(Cost $885,108,112)			840,562,377
Total Investments before Money Market Funds
(Cost $8,018,702,223)			7,405,721,680

	Shares
Money Market Funds (Cost $450,051,946) 5.2%
United States 5.2%
[a,u]Institutional Fiduciary Trust Money Market Portfolio	450,051,946		450,051,946
Total Investments (Cost $8,468,754,169) 91.1%			7,855,773,626
Other Assets, less Liabilities 8.9%			766,691,310
Net Assets 100.0%			$8,622,464,936

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2015, the aggregate value of these securities was $106,574,165, representing 1.24% of net assets.
cThe coupon rate shown represents the rate at period end.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation. See Note 1(j).
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $1,176,810,805, representing 13.65% of net assets.
gPrincipal amount is stated in 100 Mexican Peso Units.
hPrincipal amount of security is adjusted for inflation. See Note 1(j).
iPrincipal amount is stated in 100 Uninad de Inversion Units.
jThe security is traded on a discount basis with no stated coupon rate.
kSecurity purchased on a when-issued basis. See Note 1(c).
lSee Note 1(f) regarding loan participation notes.
mPerpetual security with no stated maturity date.
nSee Note 7 regarding defaulted securities.
oIncome may be received in additional securities and/or cash.
pAt February 28, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
qSee Note 1(g) regarding credit-linked notes.
rSee Note 1(h) regarding senior floating rate interests.
sSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2015, the aggregate value of these securities was $16,326, representing less than 0.01% of net assets.
tPrincipal amount is stated in 10 Mexican Peso Units.
uSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Chilean Peso	DBAB	Buy	921,287,000	1,472,010		3/02/15	$20,642	$—
Chilean Peso	DBAB	Sell	921,287,000	1,476,421		3/02/15	—	(16,230)
Swedish Krona	GSCO	Buy	20,086,000	2,241,241	EUR	3/02/15	—	(98,735)
Swedish Krona	GSCO	Sell	20,086,000	2,114,939	EUR	3/02/15	—	(42,628)
Chilean Peso	DBAB	Buy	39,500,000	68,174		3/03/15	—	(4,183)
Chilean Peso	DBAB	Sell	39,500,000	63,710		3/03/15	—	(282)
Indian Rupee	HSBK	Buy	132,590,750	2,106,531		3/03/15	42,303	—
Indian Rupee	HSBK	Sell	132,590,750	2,140,287		3/03/15	—	(8,548)
Japanese Yen	JPHQ	Buy	601,100,000	5,035,604		3/03/15	—	(10,225)
Japanese Yen	JPHQ	Sell	601,100,000	5,903,129		3/03/15	877,751	—
Polish Zloty	DBAB	Buy	14,078,000	3,303,532	EUR	3/03/15	99,026	—
Polish Zloty	DBAB	Sell	14,078,000	3,389,675	EUR	3/03/15	—	(2,609)
Uruguayan Peso	CITI	Buy	45,000,000	1,789,976		3/03/15	38,276	—
Uruguayan Peso	CITI	Sell	45,000,000	1,811,594		3/03/15	—	(16,658)
Chilean Peso	DBAB	Buy	245,840,000	387,999		3/04/15	10,233	—
Chilean Peso	DBAB	Sell	245,840,000	396,516		3/04/15	—	(1,716)
Japanese Yen	HSBK	Sell	284,000,000	2,782,950		3/04/15	408,588	—
South Korean Won	JPHQ	Buy	10,406,210,000	10,188,183		3/04/15	—	(739,631)
South Korean Won	JPHQ	Sell	10,406,210,000	9,473,109		3/04/15	24,557	—
Chilean Peso	MSCO	Buy	195,220,000	310,119		3/05/15	6,086	—
Euro	DBAB	Sell	51,989,000	71,626,695		3/05/15	13,436,046	—
Japanese Yen	GSCO	Sell	11,008,384,000	108,800,000		3/05/15	16,763,820	—
Polish Zloty	DBAB	Buy	18,098,270	4,218,219	EUR	3/05/15	158,901	—
Singapore Dollar	MSCO	Buy	5,055,000	3,987,536		3/05/15	—	(278,751)
British Pound	DBAB	Buy	2,900,000	4,571,607		3/09/15	—	(95,228)
British Pound	DBAB	Sell	3,021,775	5,068,675		3/09/15	404,327	—
Euro	BZWS	Sell	10,259,560	14,092,276		3/09/15	2,608,276	—
Euro	DBAB	Buy	4,362,055	4,945,862		3/09/15	—	(63,212)
Euro	DBAB	Sell	5,469,373	7,558,078		3/09/15	1,435,956	—
Euro	HSBK	Sell	427,000	587,023		3/09/15	109,062	—
Indian Rupee	DBAB	Buy	23,321,000	372,400		3/09/15	5,142	—
Japanese Yen	BZWS	Sell	2,532,491,700	24,765,586		3/09/15	3,591,293	—
Japanese Yen	MSCO	Sell	91,664,560	896,475		3/09/15	130,063	—
Euro	CITI	Sell	15,709,005	21,741,656		3/10/15	4,157,610	—
Euro	MSCO	Sell	1,211,000	1,677,205		3/10/15	321,659	—
Ghanaian Cedi	BZWS	Buy	3,180,000	1,025,806		3/10/15	—	(123,136)
Singapore Dollar	GSCO	Buy	5,725,000	4,556,670		3/10/15	—	(356,905)
Chilean Peso	CITI	Buy	25,880,400,000	41,168,218		3/11/15	728,095	—
Malaysian Ringgit	HSBK	Buy	124,263,688	37,441,227		3/11/15	—	(3,064,861)
Malaysian Ringgit	HSBK	Sell	124,263,688	34,787,293		3/11/15	410,927	—
Polish Zloty	DBAB	Buy	59,680,407	14,248,465	EUR	3/11/15	139,739	—
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,443,075		3/12/15	—	(707,664)
Malaysian Ringgit	JPHQ	Sell	31,579,530	8,831,459		3/12/15	96,048	—
Polish Zloty	DBAB	Buy	230,476,746	53,801,939	EUR	3/12/15	1,905,803	—
South Korean Won	HSBK	Buy	11,313,150,000	10,448,051		3/12/15	—	(179,678)
Indian Rupee	JPHQ	Buy	68,690,000	1,093,616		3/13/15	17,599	—
Mexican Peso	CITI	Buy	63,796,400	4,808,291		3/13/15	—	(537,893)
Polish Zloty	DBAB	Buy	7,949,300	1,845,670	EUR	3/13/15	76,805	—
Euro	DBAB	Sell	75,790,000	105,119,972		3/16/15	20,276,959	—

franklintempleton.com							Semiannual Report | 31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	JPHQ	Buy	4,720,000	5,600,983		3/16/15	$—	$(317,186)
Euro	JPHQ	Sell	31,220,000	43,265,613		3/16/15	8,316,426	—
Japanese Yen	CITI	Sell	9,546,876,430	93,168,436		3/16/15	13,338,187	—
Malaysian Ringgit	DBAB	Buy	563,206,240	168,171,466		3/16/15	—	(12,434,038)
Malaysian Ringgit	DBAB	Sell	563,206,240	157,597,515		3/16/15	1,860,087	—
Malaysian Ringgit	HSBK	Buy	36,500,000	11,190,827		3/16/15	—	(1,097,870)
Malaysian Ringgit	HSBK	Sell	36,500,000	10,212,647		3/16/15	119,690	—
Polish Zloty	JPHQ	Buy	352,645,568	81,612,027	EUR	3/16/15	3,688,637	—
Singapore Dollar	DBAB	Buy	9,800,000	7,438,895		3/16/15	—	(250,991)
Singapore Dollar	HSBK	Buy	8,971,900	7,101,843		3/16/15	—	(521,317)
Chilean Peso	DBAB	Buy	846,235,000	1,336,970		3/17/15	32,199	—
Euro	BZWS	Sell	1,054,943	1,471,118		3/17/15	290,148	—
Euro	CITI	Buy	113,350,770	134,462,918		3/17/15	—	(7,570,893)
Euro	CITI	Sell	113,350,770	158,158,329		3/17/15	31,266,305	—
Euro	JPHQ	Sell	27,462,000	38,309,490		3/17/15	7,566,789	—
Japanese Yen	BZWS	Sell	8,582,643,860	83,896,812		3/17/15	12,128,333	—
Japanese Yen	CITI	Sell	241,795,083	2,363,080		3/17/15	341,178	—
Mexican Peso	CITI	Buy	706,391,500	48,143,269		3/17/15	—	(873,872)
Polish Zloty	BZWS	Buy	7,593,347	1,756,296	EUR	3/17/15	80,452	—
Polish Zloty	DBAB	Buy	22,045,960	5,107,014	EUR	3/17/15	224,718	—
Polish Zloty	JPHQ	Buy	365,237,029	84,555,395	EUR	3/17/15	3,782,125	—
Chilean Peso	DBAB	Buy	835,780,000	1,330,436		3/18/15	21,692	—
Euro	DBAB	Sell	2,334,000	3,241,576		3/18/15	628,714	—
Singapore Dollar	DBAB	Buy	7,150,000	5,649,383		3/18/15	—	(405,442)
Hungarian Forint	DBAB	Buy	5,376,462,700	16,848,833	EUR	3/19/15	989,045	—
Hungarian Forint	JPHQ	Buy	1,611,347,720	5,050,455	EUR	3/19/15	295,535	—
Malaysian Ringgit	DBAB	Buy	58,684,300	17,545,460		3/19/15	—	(1,322,377)
Malaysian Ringgit	DBAB	Sell	58,684,300	16,416,566		3/19/15	193,483	—
Malaysian Ringgit	HSBK	Buy	51,780,000	15,470,571		3/19/15	—	(1,156,159)
Malaysian Ringgit	HSBK	Sell	51,780,000	14,484,321		3/19/15	169,909	—
Polish Zloty	DBAB	Buy	8,845,690	2,049,701	EUR	3/19/15	89,268	—
South Korean Won	CITI	Buy	35,659,300,000	34,244,982		3/19/15	—	(1,888,913)
Chilean Peso	DBAB	Buy	99,300,000	159,211		3/20/15	1,407	—
Chilean Peso	JPHQ	Buy	267,969,900	442,071		3/20/15	1,046	(9,674)
Chilean Peso	MSCO	Buy	146,640,000	235,816		3/20/15	1,375	—
Hungarian Forint	JPHQ	Buy	5,377,186,000	16,910,985	EUR	3/20/15	921,254	—
Indian Rupee	JPHQ	Buy	68,690,000	1,100,743		3/20/15	9,068	—
Malaysian Ringgit	HSBK	Buy	4,196,000	1,259,379		3/20/15	—	(99,510)
Malaysian Ringgit	HSBK	Sell	4,196,000	1,173,641		3/20/15	13,772	—
Euro	BZWS	Sell	762,348	1,061,570		3/23/15	208,082	—
Euro	DBAB	Sell	11,411,000	15,884,112		3/23/15	3,108,915	—
Malaysian Ringgit	HSBK	Buy	11,185,200	3,344,356		3/23/15	—	(253,327)
Malaysian Ringgit	HSBK	Sell	11,185,200	3,127,765		3/23/15	36,735	—
Polish Zloty	BZWS	Buy	10,009,200	2,328,533	EUR	3/23/15	90,093	—
Mexican Peso	CITI	Buy	157,237,800	11,502,399		3/24/15	—	(986,392)
Japanese Yen	BZWS	Sell	735,719,080	7,210,105		3/25/15	1,057,253	—
Chilean Peso	DBAB	Buy	65,780,000	105,807		3/26/15	535	—
Euro	DBAB	Sell	543,750	748,825		3/26/15	140,046	—
Malaysian Ringgit	DBAB	Buy	7,644,500	2,269,745		3/26/15	—	(157,742)
Malaysian Ringgit	DBAB	Sell	7,644,500	2,137,246		3/26/15	25,243	—
Malaysian Ringgit	HSBK	Buy	7,284,000	2,161,809		3/26/15	—	(149,404)
Malaysian Ringgit	HSBK	Sell	7,284,000	2,036,286		3/26/15	23,882	—
Polish Zloty	DBAB	Buy	5,265,800	1,250,546	EUR	3/26/15	18,600	—

32 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Uruguayan Peso	CITI	Buy	67,900,000	2,684,856		3/26/15	$49,079	$—
Indian Rupee	HSBK	Buy	268,629,000	4,332,726		3/30/15	—	(226)
Euro	DBAB	Sell	369,873	509,130		3/31/15	94,997	—
Malaysian Ringgit	HSBK	Buy	25,370,000	7,555,542		3/31/15	—	(549,603)
Malaysian Ringgit	HSBK	Sell	25,370,000	7,089,166		3/31/15	83,227	—
Polish Zloty	DBAB	Buy	44,555,749	10,699,790	EUR	3/31/15	21,601	—
Serbian Dinar	DBAB	Buy	904,845,548	7,273,678	EUR	3/31/15	206,392	—
Euro	BZWS	Sell	1,763,676	2,431,139		4/02/15	456,369	—
Chilean Peso	DBAB	Buy	960,787,000	1,536,317		4/06/15	15,530	—
Chilean Peso	DBAB	Buy	245,840,000	395,546		4/07/15	1,500	—
Euro	DBAB	Sell	1,124,643	1,552,626		4/07/15	293,302	—
Polish Zloty	DBAB	Buy	28,874,480	6,847,948	EUR	4/07/15	107,792	—
Malaysian Ringgit	JPHQ	Buy	47,636,700	13,265,581		4/08/15	—	(121,038)
Malaysian Ringgit	JPHQ	Sell	47,636,700	13,287,782		4/08/15	143,239	—
Indian Rupee	DBAB	Buy	137,306,550	2,200,778		4/09/15	10,400	—
Euro	HSBK	Sell	2,107,000	2,904,868		4/10/15	545,465	—
Malaysian Ringgit	HSBK	Buy	16,260,000	4,882,150		4/10/15	—	(396,360)
Malaysian Ringgit	HSBK	Sell	16,260,000	4,539,744		4/10/15	53,954	—
Euro	DBAB	Sell	5,047,127	6,966,398		4/13/15	1,314,468	—
Euro	SCNY	Sell	1,054,000	1,456,870		4/13/15	276,568	—
Euro	JPHQ	Sell	3,371,000	4,672,375		4/14/15	897,381	—
Malaysian Ringgit	DBAB	Buy	803,510,924	189,178,907	EUR	4/14/15	9,733,576	—
Malaysian Ringgit	HSBK	Buy	686,092,285	161,528,496	EUR	4/14/15	8,317,151	—
Euro	DBAB	Sell	82,000	113,750		4/15/15	21,922	—
Indian Rupee	DBAB	Buy	911,000	14,464		4/15/15	193	—
Indian Rupee	JPHQ	Buy	68,690,000	1,089,099		4/15/15	16,085	—
Japanese Yen	CITI	Sell	271,000,000	2,677,165		4/15/15	410,124	—
South Korean Won	JPHQ	Buy	11,328,005,920	10,751,714		4/15/15	—	(484,906)
Chilean Peso	MSCO	Buy	174,920,000	308,501		4/16/15	—	(26,190)
Euro	HSBK	Sell	3,919,180	5,442,213		4/16/15	1,053,242	—
Japanese Yen	BZWS	Sell	813,310,000	8,004,389		4/17/15	1,200,492	—
Indian Rupee	DBAB	Buy	876,728,000	13,911,901		4/20/15	183,578	—
Indian Rupee	JPHQ	Buy	79,884,700	1,280,409		4/21/15	3,734	—
Japanese Yen	JPHQ	Sell	488,670,000	4,792,621		4/21/15	704,339	—
Euro	BZWS	Sell	1,737,194	2,397,472		4/22/15	451,908	—
Euro	JPHQ	Sell	481,591	666,255		4/22/15	126,899	—
Indian Rupee	DBAB	Buy	451,000	7,154		4/22/15	95	—
Indian Rupee	JPHQ	Buy	3,711,000	58,838		4/22/15	807	—
Japanese Yen	JPHQ	Sell	781,110,000	7,662,261		4/22/15	1,127,297	—
Swedish Krona	DBAB	Buy	195,715,395	21,383,818	EUR	4/22/15	—	(455,576)
Swedish Krona	DBAB	Sell	195,715,395	20,600,753	EUR	4/22/15	—	(421,415)
Chilean Peso	DBAB	Buy	21,310,000	34,360		4/24/15	12	—
Indian Rupee	DBAB	Buy	426,079,000	6,794,435		4/27/15	48,607	—
Chilean Peso	JPHQ	Buy	110,826,000	191,658		4/28/15	—	(12,955)
Indian Rupee	JPHQ	Buy	255,272,000	4,100,755		4/28/15	—	(1,574)
Euro	BZWS	Sell	9,766,340	13,540,640		4/30/15	2,601,811	—
Euro	SCNY	Sell	2,285,000	3,162,120		4/30/15	602,797	—
Indian Rupee	DBAB	Buy	869,077,828	13,966,025		4/30/15	—	(14,177)
Uruguayan Peso	CITI	Buy	412,400,000	16,242,615		4/30/15	187,227	—
Chilean Peso	DBAB	Buy	834,226,800	1,318,206		5/05/15	26,080	—
Euro	BZWS	Sell	1,144,918	1,586,696		5/05/15	304,238	—
Indian Rupee	DBAB	Buy	844,728,083	13,558,668		5/05/15	2,139	(9,288)
Indian Rupee	HSBK	Buy	132,590,750	2,126,385		5/05/15	697	—

franklintempleton.com							Semiannual Report | 33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Chilean Peso	BZWS	Buy	435,250,000	688,871		5/06/15	$12,432	$—
Chilean Peso	DBAB	Buy	372,800,000	588,849		5/06/15	11,831	—
British Pound	DBAB	Sell	3,178,293	5,256,397		5/07/15	352,480	—
Euro	BZWS	Sell	6,319,000	8,769,445		5/07/15	1,691,146	—
Euro	DBAB	Sell	5,732,037	7,440,060		5/07/15	1,019,255	—
Euro	GSCO	Sell	15,008,000	20,833,205		5/07/15	4,021,826	—
Chilean Peso	DBAB	Buy	729,090,000	1,156,497		5/11/15	17,717	—
Chilean Peso	MSCO	Buy	101,000,000	172,384		5/11/15	—	(9,722)
Indian Rupee	CITI	Buy	85,545,000	1,364,511		5/11/15	6,698	—
Indian Rupee	HSBK	Buy	237,532,000	3,785,986		5/11/15	21,436	—
Chilean Peso	MSCO	Buy	30,579,419,400	48,304,904		5/12/15	939,300	—
Indian Rupee	DBAB	Buy	93,191,125	1,483,264		5/12/15	10,297	—
Indian Rupee	HSBK	Buy	47,584,000	757,365		5/12/15	5,258	—
Japanese Yen	CITI	Sell	618,846,000	6,110,732		5/12/15	932,069	—
Euro	GSCO	Sell	11,495,000	15,838,317		5/13/15	2,961,007	—
Euro	SCNY	Sell	3,160,000	4,346,817		5/13/15	806,817	—
Indian Rupee	HSBK	Buy	620,000	9,833		5/13/15	102	—
Japanese Yen	GSCO	Sell	827,501,000	8,151,916		5/13/15	1,227,097	—
Japanese Yen	SCNY	Sell	618,542,000	6,098,817		5/13/15	922,640	—
Euro	GSCO	Sell	7,665,000	10,558,078		5/14/15	1,971,220	—
Japanese Yen	CITI	Sell	618,542,000	6,085,077		5/14/15	908,842	—
Singapore Dollar	DBAB	Buy	4,645,000	3,725,986		5/14/15	—	(323,338)
Chilean Peso	CITI	Buy	178,639,000	284,357		5/18/15	3,158	—
Chilean Peso	DBAB	Buy	846,235,000	1,330,140		5/18/15	31,856	—
Euro	BZWS	Sell	8,514,000	11,687,338		5/18/15	2,148,851	—
Japanese Yen	BOFA	Sell	1,434,111,250	14,125,000		5/18/15	2,123,174	—
Chilean Peso	DBAB	Buy	835,780,000	1,323,484		5/19/15	21,560	—
Japanese Yen	BOFA	Sell	1,430,815,375	14,135,000		5/19/15	2,160,620	—
Japanese Yen	BZWS	Sell	1,434,702,500	14,135,000		5/19/15	2,128,089	—
Japanese Yen	CITI	Sell	1,433,004,900	14,135,000		5/19/15	2,142,297	—
Japanese Yen	HSBK	Sell	1,435,854,500	14,135,000		5/19/15	2,118,448	—
Singapore Dollar	DBAB	Buy	11,300,200	9,044,863		5/19/15	—	(767,420)
Chilean Peso	MSCO	Buy	317,000,000	507,200		5/20/15	2,910	—
Euro	JPHQ	Sell	18,445,006	23,150,235		5/20/15	2,485,181	—
Japanese Yen	JPHQ	Sell	88,344,000	752,921		5/20/15	13,569	—
Euro	DBAB	Sell	7,368,000	9,252,734		5/21/15	997,806	—
Euro	GSCO	Sell	15,810,277	21,704,506		5/21/15	3,991,056	—
Euro	BZWS	Sell	6,311,000	8,653,170		5/22/15	1,582,382	—
Malaysian Ringgit	HSBK	Buy	1,935,400	589,181		5/22/15	—	(57,302)
Malaysian Ringgit	HSBK	Sell	1,935,400	538,194		5/22/15	6,316	—
Indian Rupee	DBAB	Buy	871,067,000	13,743,563		5/25/15	191,748	—
Chilean Peso	BZWS	Buy	1,124,481,000	1,797,731		5/26/15	10,756	—
Chilean Peso	DBAB	Buy	21,220,000	34,127		5/26/15	1	—
Chilean Peso	JPHQ	Buy	206,400,000	330,372		5/26/15	1,578	—
Euro	JPHQ	Sell	3,472,968	4,747,617		5/26/15	856,322	—
Indian Rupee	HSBK	Buy	34,619,025	545,224		5/26/15	8,533	—
Mexican Peso	HSBK	Buy	26,270,786	1,975,841		5/26/15	—	(225,605)
Malaysian Ringgit	JPHQ	Buy	56,087,070	17,122,948		5/27/15	—	(1,716,034)
Malaysian Ringgit	JPHQ	Sell	56,087,070	15,575,848		5/27/15	168,935	—
Polish Zloty	MSCO	Buy	9,266,000	2,171,040	EUR	5/27/15	58,624	—
Singapore Dollar	BZWS	Buy	7,817,000	6,250,425		5/27/15	—	(524,887)
Malaysian Ringgit	HSBK	Buy	7,970,400	2,428,889		5/28/15	—	(239,640)

34 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Malaysian Ringgit	HSBK	Sell	7,970,400	2,215,169		5/28/15	$25,920	$—
Malaysian Ringgit	JPHQ	Buy	29,870,790	8,795,875		5/28/15	—	(591,191)
Malaysian Ringgit	JPHQ	Sell	29,870,790	8,294,677		5/28/15	89,994	—
Singapore Dollar	DBAB	Buy	6,586,000	5,075,328		5/28/15	—	(251,480)
Chilean Peso	DBAB	Buy	863,498,000	1,373,357		5/29/15	15,014	—
Indian Rupee	DBAB	Buy	753,311,988	11,973,145		5/29/15	71,376	—
Malaysian Ringgit	BOFA	Buy	9,317,000	2,835,190		5/29/15	—	(276,274)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,562,738		5/29/15	—	(442,985)
Malaysian Ringgit	HSBK	Sell	15,000,000	4,168,519		5/29/15	48,767	—
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,504,975		5/29/15	—	(438,615)
Malaysian Ringgit	JPHQ	Sell	14,805,600	4,110,954		5/29/15	44,593	—
Mexican Peso	HSBK	Buy	23,487,206	1,775,406		5/29/15	—	(210,916)
Singapore Dollar	DBAB	Buy	6,586,000	5,246,764		5/29/15	—	(422,994)
South Korean Won	JPHQ	Buy	23,492,350,000	22,606,187		5/29/15	—	(1,350,775)
Euro	GSCO	Sell	52,151,000	70,961,083		6/01/15	12,522,757	—
Japanese Yen	GSCO	Sell	8,236,852,000	81,152,850		6/01/15	12,207,831	—
Malaysian Ringgit	DBAB	Buy	2,524,000	767,570		6/02/15	—	(74,578)
Malaysian Ringgit	DBAB	Sell	2,524,000	701,228		6/02/15	8,236	—
Indian Rupee	HSBK	Buy	132,590,750	2,110,814		6/03/15	7,445	—
Japanese Yen	DBAB	Sell	6,912,259,000	68,126,579		6/03/15	10,266,955	—
Chilean Peso	BZWS	Buy	329,100,000	579,096		6/04/15	—	(50,237)
Japanese Yen	JPHQ	Sell	2,962,582,246	29,025,574		6/04/15	4,226,640	—
Chilean Peso	MSCO	Buy	222,700,000	390,188		6/05/15	—	(32,345)
Euro	BZWS	Sell	2,397,130	3,264,771		6/05/15	578,458	—
Euro	DBAB	Sell	7,466,000	10,181,608		6/08/15	1,814,500	—
Malaysian Ringgit	DBAB	Buy	1,294,000	391,587		6/08/15	—	(36,478)
Malaysian Ringgit	DBAB	Sell	1,294,000	359,275		6/08/15	4,166	—
Mexican Peso	CITI	Buy	162,809,640	12,224,965		6/08/15	—	(1,387,662)
Polish Zloty	DBAB	Buy	4,100,000	968,169	EUR	6/08/15	16,931	—
Euro	GSCO	Sell	7,506,700	10,238,013		6/09/15	1,825,147	—
Japanese Yen	CITI	Sell	2,026,500,000	19,841,969		6/09/15	2,877,349	—
Japanese Yen	HSBK	Sell	3,034,900,000	29,712,266		6/09/15	4,305,938	—
Mexican Peso	CITI	Buy	162,627,000	12,262,168		6/09/15	—	(1,437,771)
Singapore Dollar	DBAB	Buy	9,810,000	7,807,091		6/09/15	—	(623,260)
Singapore Dollar	GSCO	Buy	5,725,000	4,559,573		6/09/15	—	(367,174)
Japanese Yen	BZWS	Sell	3,257,620,000	31,903,827		6/10/15	4,632,584	—
Japanese Yen	CITI	Sell	4,387,300,000	42,902,544		6/10/15	6,174,159	—
Japanese Yen	HSBK	Sell	3,469,350,000	33,990,075		6/10/15	4,946,330	—
Japanese Yen	DBAB	Sell	1,148,800,000	11,247,308		6/11/15	1,629,947	—
Japanese Yen	JPHQ	Sell	3,214,350,000	31,463,264		6/11/15	4,553,824	—
Polish Zloty	CITI	Buy	281,000	67,167	EUR	6/11/15	240	—
Euro	GSCO	Sell	8,776,716	11,907,371		6/12/15	2,070,672	—
Mexican Peso	CITI	Buy	330,714,570	24,731,870		6/12/15	—	(2,724,189)
Polish Zloty	DBAB	Buy	1,438,000	343,313	EUR	6/12/15	1,674	—
Mexican Peso	CITI	Buy	142,131,300	10,640,960		6/15/15	—	(1,184,673)
Polish Zloty	DBAB	Buy	26,678,682	6,343,006	EUR	6/15/15	59,656	—
Singapore Dollar	JPHQ	Buy	5,777,000	4,403,201		6/15/15	—	(173,136)
Japanese Yen	CITI	Sell	38,352,000	376,991		6/17/15	55,890	—
Japanese Yen	JPHQ	Sell	1,355,500,000	13,325,731		6/17/15	1,976,852	—
Euro	DBAB	Sell	95,558	117,871		6/18/15	10,761	—
Malaysian Ringgit	DBAB	Buy	22,000,000	6,685,914		6/18/15	—	(653,404)
Malaysian Ringgit	DBAB	Sell	22,000,000	6,102,297		6/18/15	69,787	—

franklintempleton.com							Semiannual Report | 35

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Chilean Peso	DBAB	Buy	1,500,450,000	2,593,915		6/19/15	$—	$(185,941)
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,078,441		6/19/15	—	(29,924)
Malaysian Ringgit	JPHQ	Sell	3,824,153	1,059,821		6/19/15	11,304	—
Japanese Yen	DBAB	Sell	7,443,020,000	73,092,605		6/22/15	10,771,156	—
Mexican Peso	CITI	Buy	127,922,000	9,554,975		6/22/15	—	(1,048,178)
Singapore Dollar	HSBK	Buy	6,967,000	5,302,534		6/22/15	—	(201,702)
Malaysian Ringgit	DBAB	Buy	18,932,200	5,760,947		6/23/15	—	(571,746)
Malaysian Ringgit	DBAB	Sell	18,932,200	5,248,884		6/23/15	59,683	—
Malaysian Ringgit	HSBK	Buy	6,027,114	1,695,725		6/23/15	—	(43,729)
Malaysian Ringgit	HSBK	Sell	6,027,114	1,670,903		6/23/15	18,908	—
Singapore Dollar	DBAB	Buy	8,718,400	6,651,205		6/23/15	—	(268,204)
South Korean Won	DBAB	Buy	3,290,000,000	3,177,516		6/29/15	—	(203,361)
Japanese Yen	BZWS	Sell	260,566,000	2,571,523		6/30/15	389,487	—
Japanese Yen	MSCO	Sell	1,074,900,000	10,636,361		7/01/15	1,634,769	—
Philippine Peso	JPHQ	Buy	17,244,000	394,203		7/01/15	—	(4,053)
Euro	DBAB	Sell	2,420,000	3,311,383		7/02/15	598,181	—
Philippine Peso	DBAB	Buy	73,175,950	1,672,976		7/03/15	—	(17,449)
Philippine Peso	HSBK	Buy	90,000,000	2,056,673		7/07/15	—	(20,755)
Malaysian Ringgit	DBAB	Buy	12,301,000	3,399,475		7/08/15	—	(31,938)
Malaysian Ringgit	DBAB	Sell	12,301,000	3,405,687		7/08/15	38,149	—
Philippine Peso	DBAB	Buy	48,983,060	1,119,869		7/08/15	—	(11,840)
Euro	DBAB	Sell	584,893	796,916		7/09/15	141,080	—
Chilean Peso	DBAB	Buy	214,571,000	376,606		7/10/15	—	(32,898)
Euro	JPHQ	Sell	11,697,590	15,939,488		7/10/15	2,822,837	—
Japanese Yen	SCNY	Sell	125,000,000	1,235,239		7/10/15	188,293	—
Mexican Peso	CITI	Buy	219,912,850	16,518,655		7/10/15	—	(1,912,641)
Euro	DBAB	Sell	29,588,000	40,390,579		7/13/15	7,211,481	—
Mexican Peso	CITI	Buy	227,337,200	15,348,592		7/13/15	—	(252,598)
Euro	DBAB	Sell	477,490	651,391		7/14/15	115,940	—
Malaysian Ringgit	JPHQ	Buy	444,704,523	103,576,225	EUR	7/14/15	5,534,517	—
Singapore Dollar	HSBK	Buy	10,093,000	8,123,270		7/14/15	—	(736,406)
Euro	DBAB	Sell	31,920,000	43,516,536		7/15/15	7,721,171	—
Euro	BZWS	Sell	18,964,000	25,902,169		7/16/15	4,635,409	—
Euro	GSCO	Sell	6,019,000	8,218,102		7/16/15	1,468,227	—
Euro	MSCO	Sell	6,498,000	8,872,109		7/16/15	1,585,070	—
Japanese Yen	HSBK	Sell	218,790,000	1,884,821		7/16/15	52,154	—
Japanese Yen	SCNY	Sell	240,140,000	2,060,032		7/16/15	48,529	—
Euro	DBAB	Sell	3,359,340	4,579,452		7/17/15	812,130	—
Euro	BZWS	Sell	16,108,531	21,838,819		7/20/15	3,773,017	—
Euro	DBAB	Sell	10,554,660	14,310,008		7/20/15	2,472,902	—
Euro	GSCO	Sell	6,019,000	8,164,292		7/20/15	1,413,952	—
Euro	DBAB	Sell	10,079,000	13,665,612		7/21/15	2,361,767	—
Japanese Yen	DBAB	Sell	2,079,900,000	17,886,228		7/21/15	462,804	—
Japanese Yen	HSBK	Sell	126,059,100	1,081,997		7/21/15	25,993	—
Euro	DBAB	Buy	5,307,000	6,301,532		7/22/15	—	(349,499)
Euro	DBAB	Sell	7,557,080	10,246,645		7/22/15	1,771,048	—
Euro	MSCO	Sell	7,066,000	9,565,527		7/22/15	1,640,698	—
Malaysian Ringgit	DBAB	Buy	1,338,600	411,560		7/22/15	—	(45,518)
Malaysian Ringgit	DBAB	Sell	1,338,600	369,330		7/22/15	3,288	—
Euro	DBAB	Sell	25,019,558	32,467,969		7/23/15	4,406,956	—
Japanese Yen	MSCO	Sell	5,282,022,900	52,320,049		7/23/15	8,070,860	—
Singapore Dollar	JPHQ	Buy	5,820,000	4,354,006		7/23/15	—	(95,089)

36 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Japanese Yen	CITI	Sell	2,765,977,000	27,369,110		7/24/15	$4,197,266	$—
Japanese Yen	JPHQ	Sell	4,261,000,000	42,140,137		7/24/15	6,443,808	—
Euro	DBAB	Sell	15,302,395	20,636,197		7/27/15	3,472,414	—
Euro	GSCO	Sell	11,883,000	16,031,949		7/27/15	2,703,497	—
Japanese Yen	JPHQ	Sell	1,484,000,000	14,684,346		7/27/15	2,251,604	—
Chilean Peso	MSCO	Buy	360,495,000	620,223		7/28/15	—	(43,693)
Euro	BZWS	Sell	1,066,000	1,437,959		7/28/15	242,270	—
Euro	CITI	Sell	3,469,716	4,680,404		7/28/15	788,563	—
Euro	GSCO	Sell	2,285,000	3,083,653		7/28/15	520,661	—
Euro	BZWS	Sell	20,616,550	27,756,062		7/29/15	4,630,910	—
Euro	DBAB	Sell	10,310,667	13,889,912		7/29/15	2,324,653	—
Japanese Yen	BZWS	Sell	209,770,000	2,067,667		7/29/15	310,187	—
Chilean Peso	JPHQ	Buy	440,000,000	756,144		7/30/15	—	(52,588)
Chilean Peso	DBAB	Buy	617,450,000	1,061,732		7/31/15	—	(74,523)
Chilean Peso	JPHQ	Buy	638,000,000	1,096,408		7/31/15	—	(76,344)
Euro	JPHQ	Sell	2,285,000	3,072,091		7/31/15	508,966	—
Malaysian Ringgit	HSBK	Buy	12,000,000	3,694,354		7/31/15	—	(415,321)
Malaysian Ringgit	HSBK	Sell	12,000,000	3,315,925		7/31/15	36,892	—
Euro	DBAB	Sell	4,639,000	6,222,755		8/03/15	1,018,838	—
Mexican Peso	JPHQ	Buy	138,330,710	10,310,107		8/03/15	—	(1,137,747)
Chilean Peso	DBAB	Buy	263,440,000	446,811		8/04/15	—	(25,761)
Euro	BZWS	Sell	47,788,588	64,100,506		8/04/15	10,491,513	—
Euro	HSBK	Sell	2,285,000	3,066,527		8/04/15	503,226	—
Mexican Peso	CITI	Buy	651,707,000	43,545,972		8/04/15	183,108	(519,010)
Chilean Peso	JPHQ	Buy	172,600,000	292,493		8/05/15	—	(16,654)
Euro	BZWS	Sell	1,141,000	1,533,818		8/05/15	253,828	—
Euro	MSCO	Sell	17,547,509	23,582,975		8/05/15	3,897,930	—
Japanese Yen	CITI	Sell	2,741,651,200	26,793,562		8/05/15	3,821,068	—
Chilean Peso	DBAB	Buy	180,800,000	306,103		8/06/15	—	(17,186)
Euro	GSCO	Sell	13,891,708	18,677,124		8/06/15	3,092,940	—
Malaysian Ringgit	HSBK	Buy	24,550,000	7,511,321		8/06/15	—	(806,215)
Malaysian Ringgit	HSBK	Sell	24,550,000	6,781,019		8/06/15	75,913	—
Mexican Peso	MSCO	Buy	263,249,180	19,465,334		8/06/15	—	(2,013,552)
Polish Zloty	DBAB	Buy	61,736,080	14,485,237EUR		8/06/15	317,169	—
Japanese Yen	MSCO	Sell	460,900,000	4,504,496		8/07/15	642,457	—
Mexican Peso	CITI	Buy	47,042,000	3,459,479		8/07/15	—	(341,102)
Mexican Peso	MSCO	Buy	131,396,890	9,670,994		8/07/15	—	(960,798)
Singapore Dollar	DBAB	Buy	5,045,000	4,052,860		8/07/15	—	(361,967)
Euro	CITI	Sell	303,457	406,025		8/10/15	65,574	—
Chilean Peso	BZWS	Buy	265,850,000	448,049		8/11/15	—	(23,411)
Euro	DBAB	Sell	2,391,000	3,203,832		8/11/15	521,298	—
Japanese Yen	CITI	Sell	32,863,000	322,582		8/11/15	47,194	—
Malaysian Ringgit	HSBK	Buy	8,350,000	2,549,540		8/11/15	—	(269,905)
Malaysian Ringgit	HSBK	Sell	8,350,000	2,305,611		8/11/15	25,976	—
Mexican Peso	MSCO	Buy	65,393,000	4,814,519		8/11/15	—	(480,862)
Singapore Dollar	HSBK	Buy	14,352,900	11,194,596		8/11/15	—	(694,779)
Chilean Peso	DBAB	Buy	100,600,000	169,990		8/12/15	—	(9,317)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,728,034		8/12/15	—	(179,099)
Malaysian Ringgit	JPHQ	Sell	5,674,000	1,565,673		8/12/15	16,738	—
Singapore Dollar	DBAB	Buy	10,048,000	7,411,943		8/12/15	—	(61,481)
South Korean Won	HSBK	Buy	2,467,000,000	238,435,814	JPY	8/12/15	229,336	—
Chilean Peso	JPHQ	Buy	315,000,000	532,995		8/13/15	—	(29,939)

franklintempleton.com							Semiannual Report | 37

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Singapore Dollar	DBAB	Buy	2,650,000	1,952,046		8/13/15	$—	$(13,510)
Euro	MSCO	Sell	6,632,830	8,284,139		8/14/15	842,183	—
Euro	DBAB	Sell	291,630	390,764		8/17/15	63,542	—
Euro	MSCO	Sell	6,632,824	8,904,731		8/17/15	1,462,398	—
Japanese Yen	CITI	Sell	1,882,140,000	15,792,812		8/17/15	19,178	—
Mexican Peso	MSCO	Buy	6,013,000	448,009		8/17/15	—	(49,686)
Singapore Dollar	BZWS	Buy	4,267,000	3,147,452		8/17/15	—	(26,246)
Singapore Dollar	DBAB	Buy	4,645,000	3,421,605		8/17/15	—	(23,902)
Singapore Dollar	HSBK	Buy	3,202,500	2,358,117		8/17/15	—	(15,567)
Chilean Peso	MSCO	Buy	113,010,000	190,429		8/18/15	—	(10,032)
Euro	BZWS	Sell	9,579,000	12,855,162		8/18/15	2,106,898	—
Euro	JPHQ	Sell	17,614,000	23,619,669		8/18/15	3,855,610	—
Japanese Yen	DBAB	Sell	36,644,000	359,295		8/18/15	52,188	—
Singapore Dollar	HSBK	Buy	3,202,500	2,358,117		8/18/15	—	(15,605)
Polish Zloty	DBAB	Buy	11,975,000	2,809,714	EUR	8/19/15	59,726	—
Chilean Peso	JPHQ	Buy	145,350,000	245,006		8/20/15	—	(13,026)
Euro	DBAB	Sell	7,514,583	10,079,498		8/20/15	1,647,354	—
Euro	JPHQ	Sell	10,643,000	14,281,576		8/20/15	2,339,023	—
Japanese Yen	HSBK	Sell	97,747,000	956,429		8/20/15	137,202	—
Japanese Yen	JPHQ	Sell	49,654,000	486,084		8/20/15	69,929	—
Euro	DBAB	Sell	20,023,770	26,697,693		8/21/15	4,228,553	—
Japanese Yen	BZWS	Sell	16,448,000	159,862		8/24/15	22,000	—
Mexican Peso	HSBK	Buy	26,875,955	2,006,717		8/24/15	—	(227,214)
Polish Zloty	DBAB	Buy	15,735,929	3,682,728	EUR	8/24/15	88,146	—
Singapore Dollar	DBAB	Buy	3,202,500	2,348,563		8/24/15	—	(6,279)
Japanese Yen	DBAB	Sell	16,255,000	157,193		8/25/15	20,947	—
Japanese Yen	HSBK	Sell	32,622,000	315,646		8/25/15	42,216	—
Euro	BZWS	Sell	3,101,513	4,126,951		8/26/15	646,371	—
Euro	GSCO	Sell	8,745,205	11,636,370		8/26/15	1,822,326	—
Japanese Yen	BZWS	Sell	65,296,000	632,309		8/26/15	85,004	—
Japanese Yen	JPHQ	Sell	231,993,000	1,988,475		8/26/15	43,932	—
Japanese Yen	SCNY	Sell	90,565,000	759,503		8/26/15	395	—
Singapore Dollar	DBAB	Buy	13,944,000	10,243,902		8/26/15	—	(45,702)
Chilean Peso	DBAB	Buy	73,590,000	122,793		8/27/15	—	(5,415)
Euro	DBAB	Sell	4,096,646	4,691,069		8/27/15	93,627	—
Japanese Yen	DBAB	Sell	66,294,000	639,962		8/27/15	84,280	—
Japanese Yen	HSBK	Sell	81,408,000	785,928		8/27/15	103,559	—
Japanese Yen	JPHQ	Sell	158,882,000	1,535,782		8/27/15	204,019	—
Mexican Peso	HSBK	Buy	26,959,184	2,005,519		8/27/15	—	(220,876)
Polish Zloty	DBAB	Buy	37,383,002	8,768,149	EUR	8/27/15	186,485	—
South Korean Won	JPHQ	Buy	27,147,200,000	26,279,961		8/27/15	—	(1,779,029)
Chilean Peso	JPHQ	Buy	237,800,000	396,862		8/28/15	—	(17,598)
Mexican Peso	CITI	Buy	37,742,600	2,811,367		8/28/15	—	(313,058)
Philippine Peso	JPHQ	Buy	91,000,000	2,069,828		8/28/15	—	(14,389)
Euro	DBAB	Sell	5,908,531	7,814,741		8/31/15	1,183,313	—
Euro	HSBK	Sell	1,064,470	1,212,325		8/31/15	17,619	—
Japanese Yen	JPHQ	Sell	634,291,000	6,132,118		8/31/15	814,977	—
Mexican Peso	HSBK	Buy	18,052,900	1,342,972		9/04/15	—	(148,575)
Chilean Peso	DBAB	Buy	39,500,000	65,225		9/08/15	—	(2,286)
Euro	DBAB	Sell	8,776,717	11,578,421		9/08/15	1,726,091	—
Polish Zloty	DBAB	Buy	8,360,000	1,960,141	EUR	9/08/15	41,374	—
Euro	DBAB	Sell	8,670,000	11,216,379		9/11/15	1,483,179	—

38 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Polish Zloty	DBAB	Buy	12,599,020	2,943,352	EUR	9/14/15	$73,531	$—
British Pound	DBAB	Sell	2,283,468	3,525,675		9/17/15	4,876	—
Euro	DBAB	Sell	2,752,389	3,128,915		9/17/15	38,579	—
Japanese Yen	BZWS	Sell	240,903,916	2,259,590		9/18/15	239,353	—
Malaysian Ringgit	DBAB	Buy	41,150,164	12,542,340		9/18/15	—	(1,339,852)
Malaysian Ringgit	DBAB	Sell	41,150,164	11,330,827		9/18/15	128,338	—
Euro	BZWS	Sell	341,006	443,777		9/21/15	60,866	—
Singapore Dollar	HSBK	Buy	9,257,000	7,335,182		9/21/15	—	(567,122)
Euro	DBAB	Sell	8,113,820	10,478,593		9/23/15	1,367,282	—
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,410,778	EUR	9/23/15	281,682	—
Malaysian Ringgit	HSBK	Buy	7,500,000	2,272,934		9/24/15	—	(232,047)
Malaysian Ringgit	HSBK	Sell	7,500,000	2,064,182		9/24/15	23,295	—
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,725,685	EUR	9/25/15	232,990	—
Euro	CITI	Sell	1,573,442	2,029,268		9/28/15	262,190	—
Euro	DBAB	Sell	3,032,100	3,904,829		9/28/15	499,582	—
Malaysian Ringgit	DBAB	Buy	10,571,500	3,189,759		9/28/15	—	(313,878)
Malaysian Ringgit	DBAB	Sell	10,571,500	2,908,813		9/28/15	32,932	—
Malaysian Ringgit	HSBK	Buy	10,963,000	3,307,987		9/28/15	—	(325,602)
Malaysian Ringgit	HSBK	Sell	10,963,000	3,016,454		9/28/15	34,069	—
Japanese Yen	JPHQ	Sell	241,286,602	2,220,994		9/29/15	197,067	—
Japanese Yen	JPHQ	Sell	14,763,000	136,011		9/30/15	12,176	—
Mexican Peso	HSBK	Buy	29,828,560	2,159,456		9/30/15	—	(189,548)
South Korean Won	HSBK	Buy	3,301,000,000	3,139,026		9/30/15	—	(161,797)
Euro	DBAB	Sell	770,715	983,139		10/01/15	117,517	—
Malaysian Ringgit	DBAB	Buy	19,420,800	5,803,317		10/05/15	—	(522,689)
Malaysian Ringgit	DBAB	Sell	19,420,800	5,340,960		10/05/15	60,332	—
Euro	JPHQ	Sell	1,950,000	2,471,372		10/07/15	280,944	—
Japanese Yen	JPHQ	Sell	12,075,500,000	111,474,729		10/07/15	10,167,162	—
Euro	DBAB	Sell	32,410,000	41,113,706		10/09/15	4,706,009	—
Euro	GSCO	Sell	645,000	817,118		10/09/15	92,559	—
Japanese Yen	HSBK	Sell	6,005,600,000	55,737,720		10/09/15	5,351,482	—
Japanese Yen	BZWS	Sell	3,040,800,000	28,240,213		10/13/15	2,726,073	—
Japanese Yen	DBAB	Sell	2,999,000,000	27,869,157		10/13/15	2,705,745	—
Euro	BZWS	Sell	101,055,000	129,082,604		10/14/15	15,549,745	—
Euro	JPHQ	Buy	100,536,000	119,645,380		10/14/15	—	(6,695,605)
Euro	JPHQ	Sell	189,549,000	242,185,471		10/14/15	29,231,733	—
Mexican Peso	DBAB	Buy	814,798,000	59,578,678		10/14/15	—	(5,821,113)
South Korean Won	JPHQ	Buy	22,871,824,720	21,154,111		10/14/15	—	(531,303)
Euro	DBAB	Sell	10,678,448	13,551,484		10/15/15	1,554,231	—
Euro	BZWS	Sell	70,159,000	89,487,805		10/16/15	10,662,256	—
Japanese Yen	JPHQ	Sell	1,812,355,000	17,146,702		10/19/15	1,937,983	—
Euro	DBAB	Sell	4,903,000	6,274,761		10/20/15	765,604	—
Euro	HSBK	Sell	512,000	655,565		10/20/15	80,266	—
Japanese Yen	JPHQ	Sell	3,423,100,000	32,377,394		10/20/15	3,651,182	—
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,096,737		10/20/15	—	(190,763)
Malaysian Ringgit	JPHQ	Sell	7,017,150	1,926,677		10/20/15	20,703	—
Euro	DBAB	Sell	13,110,000	16,851,594		10/21/15	2,120,469	—
Japanese Yen	BZWS	Sell	1,015,610,000	9,544,310		10/22/15	1,021,074	—
Malaysian Ringgit	HSBK	Buy	1,407,000	420,791		10/23/15	—	(38,708)
Malaysian Ringgit	HSBK	Sell	1,407,000	386,443		10/23/15	4,360	—
Euro	DBAB	Sell	8,888,599	11,282,743		10/26/15	1,293,878	—
Malaysian Ringgit	DBAB	Buy	968,000	290,490		10/26/15	—	(27,677)

franklintempleton.com							Semiannual Report | 39

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Malaysian Ringgit	DBAB	Sell	968,000	265,832		10/26/15	$3,019	$—
Malaysian Ringgit	HSBK	Buy	645,008	193,580		10/26/15	—	(18,460)
Malaysian Ringgit	HSBK	Sell	645,008	177,108		10/26/15	1,987	—
Singapore Dollar	BZWS	Buy	84,375,966	66,438,291		10/26/15	—	(4,775,754)
Singapore Dollar	CITI	Buy	47,913,020	37,726,342		10/26/15	—	(2,711,177)
Singapore Dollar	DBAB	Buy	21,298,765	16,766,720		10/26/15	—	(1,201,436)
Euro	BZWS	Sell	10,045,933	12,758,034		10/27/15	1,468,317	—
Euro	DBAB	Sell	2,310,730	2,939,480		10/28/15	342,600	—
Euro	GSCO	Sell	4,280,000	5,444,160		10/29/15	634,035	—
Euro	DBAB	Sell	6,331,805	8,085,399		10/30/15	969,167	—
Malaysian Ringgit	JPHQ	Buy	1,774,000	531,217		10/30/15	—	(49,711)
Malaysian Ringgit	JPHQ	Sell	1,774,000	486,761		10/30/15	5,255	—
Polish Zloty	BZWS	Buy	622,000	145,070	EUR	10/30/15	3,586	—
Euro	DBAB	Sell	739,956	937,154		11/03/15	105,452	—
Mexican Peso	CITI	Buy	30,255,700	2,199,215		11/03/15	—	(205,826)
Euro	UBSW	Sell	234,000	294,197		11/04/15	31,177	—
Mexican Peso	CITI	Buy	660,431,000	43,332,240		11/04/15	177,057	—
Euro	DBAB	Sell	519,000	650,945		11/05/15	67,568	—
Japanese Yen	BOFA	Sell	619,900,000	5,456,866		11/05/15	252,946	—
Japanese Yen	SCNY	Sell	1,239,900,000	10,949,698		11/05/15	541,018	—
Euro	BZWS	Sell	2,833,959	3,560,133		11/06/15	374,574	—
Japanese Yen	BZWS	Sell	619,000,000	5,488,075		11/06/15	291,598	—
Euro	CITI	Buy	41,479,000	49,373,905		11/09/15	—	(2,745,557)
Euro	CITI	Sell	41,479,000	51,936,893		11/09/15	5,308,545	—
Mexican Peso	CITI	Buy	27,414,000	1,826,869		11/09/15	—	(21,459)
Euro	DBAB	Buy	185,465,000	220,651,420		11/10/15	—	(12,157,382)
Euro	DBAB	Sell	185,465,000	231,636,512		11/10/15	23,142,474	—
Japanese Yen	CITI	Sell	207,713,767	1,822,011		11/10/15	78,112	—
Euro	DBAB	Sell	7,100,000	8,846,636		11/12/15	864,670	—
Euro	JPHQ	Sell	8,837,922	11,074,358		11/12/15	1,138,584	—
Euro	MSCO	Sell	5,828,000	7,286,249		11/12/15	734,291	—
Euro	UBSW	Sell	7,424,000	9,254,109		11/12/15	907,895	—
Japanese Yen	CITI	Sell	5,768,696,400	50,483,842		11/12/15	2,049,611	—
Japanese Yen	HSBK	Sell	85,634,000	750,665		11/12/15	31,678	—
Japanese Yen	JPHQ	Sell	2,417,114,000	21,237,778		11/12/15	943,582	—
Mexican Peso	CITI	Buy	21,221,000	1,529,607		11/12/15	—	(132,342)
Uruguayan Peso	CITI	Buy	53,300,000	2,040,582		11/12/15	—	(42,706)
Euro	BZWS	Sell	11,708,000	14,613,809		11/13/15	1,451,133	—
Euro	BZWS	Sell	31,079,000	38,896,301		11/16/15	3,953,455	—
Euro	DBAB	Sell	20,232,106	25,319,469		11/16/15	2,572,040	—
Euro	MSCO	Sell	7,513,000	9,401,355		11/16/15	954,313	—
Japanese Yen	DBAB	Sell	2,783,555,000	24,269,192		11/16/15	896,319	—
Japanese Yen	MSCO	Sell	13,000,000	113,364		11/16/15	4,206	—
Japanese Yen	SCNY	Sell	206,868,600	1,806,997		11/16/15	69,969	—
Euro	DBAB	Sell	3,180,000	3,967,047		11/18/15	391,535	—
Japanese Yen	DBAB	Sell	98,350,000	847,991		11/18/15	22,133	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,451,356		11/18/15	—	(746,006)
Malaysian Ringgit	JPHQ	Sell	35,805,300	9,811,553		11/18/15	106,203	—
Euro	DBAB	Sell	10,910,999	13,643,417		11/19/15	1,375,085	—
Japanese Yen	CITI	Sell	121,737,000	1,051,224		11/19/15	28,960	—
Malaysian Ringgit	DBAB	Buy	3,178,320	929,986		11/19/15	—	(68,535)
Malaysian Ringgit	DBAB	Sell	3,178,320	871,417		11/19/15	9,966	—

40 | Semiannual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
				STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Brazilian Real	HSBK	Buy	91,050,000	31,900,357		11/20/15	$—	$(2,236,191)
Euro	BZWS	Sell	5,638,000	7,084,257		11/20/15	744,742	—
Euro	DBAB	Sell	7,279,000	9,136,310		11/20/15	951,612	—
Japanese Yen	CITI	Sell	136,747,000	1,179,871		11/20/15	31,538	—
Malaysian Ringgit	HSBK	Buy	8,066,000	2,353,731		11/20/15	—	(167,678)
Malaysian Ringgit	HSBK	Sell	8,066,000	2,211,135		11/20/15	25,083	—
Uruguayan Peso	CITI	Buy	53,200,000	2,028,212		11/20/15	—	(38,890)
Euro	MSCO	Sell	6,942,000	8,731,301		11/23/15	924,999	—
Japanese Yen	HSBK	Sell	25,664,000	219,538		11/24/15	4,006	—
Euro	MSCO	Sell	12,100,000	15,084,707		11/25/15	1,477,502	—
Euro	DBAB	Sell	7,361,600	9,177,191		11/30/15	897,382	—
Mexican Peso	CITI	Buy	47,447,900	3,401,527		11/30/15	—	(281,398)
Uruguayan Peso	CITI	Buy	79,460,000	3,089,425		12/01/15	—	(127,925)
Euro	CITI	Sell	8,173,000	10,200,313		12/04/15	1,006,804	—
Euro	DBAB	Sell	8,035,000	10,025,270		12/04/15	986,992	—
Euro	CITI	Buy	7,059,000	8,407,693		12/07/15	—	(466,573)
Euro	CITI	Sell	7,059,000	8,746,807		12/07/15	805,687	—
Euro	DBAB	Sell	183,617	227,906		12/09/15	21,331	—
Euro	HSBK	Sell	7,767	9,568		12/09/15	830	—
Euro	SCNY	Sell	3,227,500	3,986,995		12/09/15	355,958	—
Euro	MSCO	Sell	964,000	1,208,282		12/11/15	123,688	—
Mexican Peso	CITI	Buy	197,663,500	13,432,790		12/11/15	—	(445,318)
Euro	DBAB	Sell	4,002,875	4,980,978		12/14/15	476,950	—
Euro	BOFA	Sell	55,504,000	69,016,449		12/15/15	6,561,593	—
Euro	CITI	Sell	24,838,000	30,887,295		12/15/15	2,938,792	—
Euro	JPHQ	Sell	455,000	567,990		12/15/15	56,010	—
Malaysian Ringgit	DBAB	Buy	8,400,000	2,346,041		12/15/15	—	(74,836)
Malaysian Ringgit	DBAB	Sell	8,400,000	2,299,039		12/15/15	27,834	—
Polish Zloty	DBAB	Buy	15,880,000	3,739,110	EUR	12/15/15	43,595	—
Euro	DBAB	Sell	552,375	689,695		12/17/15	68,109	—
Mexican Peso	CITI	Buy	678,764,000	44,934,468		12/17/15	—	(356,313)
Mexican Peso	HSBK	Buy	345,556,000	22,862,095		12/17/15	—	(167,538)
Mexican Peso	CITI	Buy	272,377,220	18,034,574		12/18/15	—	(147,405)
Mexican Peso	HSBK	Buy	217,115,000	14,334,145		12/18/15	—	(76,078)
Japanese Yen	DBAB	Sell	7,430,160,000	63,603,493		12/21/15	1,151,392	—
Japanese Yen	HSBK	Sell	7,441,570,000	63,630,355		12/21/15	1,082,351	—
Japanese Yen	BZWS	Sell	3,208,950,000	27,138,834		12/22/15	166,084	—
Japanese Yen	CITI	Sell	5,005,980,000	42,394,817		12/22/15	317,176	—
Euro	BZWS	Sell	6,275,000	7,648,134		1/05/16	582,891	—
Euro	DBAB	Sell	2,823,843	3,386,974		1/07/16	207,320	—
Japanese Yen	DBAB	Sell	95,091,000	798,386		1/07/16	—	(1,293)
Japanese Yen	GSCO	Sell	1,641,201,000	13,859,739		1/08/16	57,429	—
Euro	BZWS	Sell	10,982,000	13,067,921		1/11/16	700,692	—
Euro	UBSW	Sell	1,080,000	1,283,818		1/11/16	67,590	—
Malaysian Ringgit	JPHQ	Buy	33,293,000	9,006,628		1/11/16	—	(28,773)
Malaysian Ringgit	JPHQ	Sell	33,293,000	9,089,743		1/11/16	111,887	—
Euro	DBAB	Sell	22,540	26,715		1/12/16	1,332	—
Euro	SCNY	Sell	1,738,694	2,065,134		1/13/16	107,011	—
Japanese Yen	HSBK	Sell	276,930,000	2,335,730		1/13/16	6,421	—
Japanese Yen	CITI	Sell	83,690,000	705,911		1/14/16	1,958	—
Japanese Yen	SCNY	Sell	251,020,000	2,130,538		1/14/16	19,098	—
Euro	JPHQ	Sell	92,881,000	109,850,266		1/15/16	5,241,140	—

franklintempleton.com							Semiannual Report | 41

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation		Depreciation
Japanese Yen	BZWS	Sell	5,795,250,000	49,324,215	1/15/16	$576,304	$—
Japanese Yen	JPHQ	Sell	3,767,300,000	31,943,597	1/15/16	254,195	—
Euro	BZWS	Sell	92,881,000	109,922,156	1/19/16	5,300,567	—
Euro	DBAB	Sell	20,580,000	24,323,502	1/19/16	1,142,095	—
Euro	GSCO	Sell	2,121,000	2,520,066	1/19/16	130,962	—
Euro	JPHQ	Sell	92,473,139	109,270,884	1/19/16	5,108,712	—
Euro	CITI	Sell	3,262,570	3,797,986	1/20/16	122,903	—
Euro	DBAB	Sell	186,978	219,204	1/20/16	8,585	—
Euro	MSCO	Sell	4,802,000	5,668,425	1/20/16	259,269	—
Japanese Yen	JPHQ	Sell	1,812,355,000	15,598,403	1/20/16	351,061	—
Mexican Peso	CITI	Buy	147,084,000	9,904,646	1/20/16	—	(269,325)
Euro	BZWS	Sell	8,655,000	10,101,251	1/21/16	351,638	—
Euro	JPHQ	Sell	93,341,804	109,268,623	1/25/16	4,109,189	—
Euro	DBAB	Sell	23,329,245	26,896,286	1/26/16	612,637	—
Euro	BZWS	Sell	3,358,633	3,813,292	1/27/16	29,210	—
Japanese Yen	GSCO	Sell	183,530,000	1,568,968	1/27/16	24,596	—
Japanese Yen	HSBK	Sell	225,900,265	1,930,483	1/28/16	29,515	—
Euro	CITI	Sell	137,500	156,657	1/29/16	1,730	—
Euro	DBAB	Sell	66,152,706	75,476,929	1/29/16	940,015	—
Japanese Yen	DBAB	Sell	174,474,569	1,488,234	1/29/16	19,971	—
Euro	DBAB	Sell	53,270,000	60,530,701	2/03/16	500,306	—
Mexican Peso	CITI	Buy	175,933,000	11,574,083	2/03/16	—	(60,913)
Japanese Yen	JPHQ	Sell	4,453,400,000	38,175,818	2/08/16	687,381	—
Japanese Yen	SCNY	Sell	4,454,700,000	38,180,416	2/08/16	681,036	—
Euro	DBAB	Sell	677,000	779,159	2/09/16	16,106	—
Euro	GSCO	Sell	10,269,000	11,804,216	2/09/16	229,927	—
Japanese Yen	BZWS	Sell	4,455,270,000	38,184,974	2/09/16	679,637	—
Japanese Yen	CITI	Sell	618,845,000	5,305,507	2/09/16	95,949	—
Japanese Yen	JPHQ	Sell	4,464,960,000	38,255,237	2/09/16	668,328	—
Mexican Peso	CITI	Buy	27,414,000	1,815,617	2/09/16	—	(22,428)
Euro	BZWS	Sell	344,000	390,956	2/11/16	3,207	—
Mexican Peso	MSCO	Buy	58,363,000	3,849,836	2/11/16	—	(32,798)
Japanese Yen	GSCO	Sell	233,392,000	1,980,500	2/12/16	15,578	—
Japanese Yen	HSBK	Sell	2,845,000,000	24,151,309	2/12/16	199,321	—
Japanese Yen	JPHQ	Sell	2,843,509,000	24,139,164	2/12/16	199,729	—
Mexican Peso	CITI	Buy	56,273,000	3,680,139	2/12/16	—	(64)
Mexican Peso	MSCO	Buy	60,584,000	3,974,024	2/12/16	—	(12,023)
South Korean Won	DBAB	Buy	4,814,000,000	4,373,382	2/12/16	—	(40,256)
Euro	SCNY	Sell	1,757,000	1,998,631	2/16/16	17,887	—
Japanese Yen	CITI	Sell	3,768,690,000	31,699,232	2/16/16	—	(33,199)
Japanese Yen	JPHQ	Sell	1,887,190,000	15,925,990	2/16/16	35,819	—
South Korean Won	HSBK	Buy	4,771,000,000	4,310,820	2/16/16	—	(16,598)
Euro	JPHQ	Sell	164,000	188,280	2/17/16	3,390	—
Japanese Yen	GSCO	Sell	1,915,697,570	16,244,499	2/17/16	113,796	—
Japanese Yen	JPHQ	Sell	1,935,480,000	16,383,144	2/17/16	85,867	—
Mexican Peso	MSCO	Buy	55,482,640	3,622,055	2/17/16	4,982	—
Euro	BZWS	Sell	8,514,000	9,758,491	2/22/16	158,561	—
Euro	DBAB	Sell	40,108,000	45,944,917	2/23/16	719,934	—
Japanese Yen	BZWS	Sell	943,870,000	7,997,407	2/25/16	47,796	—
Japanese Yen	HSBK	Sell	199,040,000	1,687,266	2/25/16	10,880	—

42 | Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
Mexican Peso	CITI	Buy	17,253,800	1,116,895	2/25/16	$10,357	$—
Uruguayan Peso	CITI	Buy	45,000,000	1,661,130	2/25/16	—	(25,895)
Euro	BOFA	Sell	1,034,213	1,180,895	2/26/16	14,633	—
Euro	BZWS	Sell	1,267,962	1,446,909	2/26/16	17,053	—
Japanese Yen	BZWS	Sell	1,924,820,000	16,216,521	2/26/16	4,497	—
Euro	DBAB	Sell	4,886,000	5,589,437	2/29/16	79,094	—
Euro	JPHQ	Sell	20,456,395	23,369,181	2/29/16	298,829	—
Japanese Yen	BZWS	Sell	3,288,665,160	27,844,323	2/29/16	142,583	—
Japanese Yen	DBAB	Sell	2,461,820,000	20,838,158	2/29/16	101,264	—
Mexican Peso	MSCO	Buy	13,563,500	878,181	2/29/16	7,708	—
Japanese Yen	JPHQ	Sell	601,100,000	5,072,681	3/03/16	8,905	—
South Korean Won	JPHQ	Buy	10,406,210,000	9,396,126	3/03/16	—	(31,567)
Unrealized appreciation (depreciation)						664,283,499	(119,549,321)
Net unrealized appreciation (depreciation)						$544,734,178

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

*In U.S. dollars unless otherwise indicated.

franklintempleton.com

Semiannual Report | 43

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At February 28, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	10/17/17	$453,990,000	$727,176	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	10/04/23	103,460,000	—	(7,255,500)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	10/04/23	103,460,000	—	(7,430,365)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	10/07/23	103,460,000	—	(7,163,502)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	212,200,000	—	(12,654,537)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	1/22/25	146,340,000	2,474,790	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	1/23/25	182,920,000	2,169,943	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1/27/25	107,950,000	1,273,155	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	1/29/25	26,990,000	410,851	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1/30/25	22,850,000	340,199	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2/03/25	36,010,000	960,376	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10/04/43	50,300,000	—	(13,322,802)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10/04/43	50,300,000	—	(13,526,211)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10/07/43	50,300,000	—	(13,396,999)
Centrally Cleared Swaps unrealized
appreciation (depreciation)				8,356,490	(74,749,916)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.812%	JPHQ	6/14/16	$50,330,000	$—	$(980,276)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	10,830,000	—	(1,245,492)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.440%	CITI	4/21/21	29,610,000	—	(3,206,132)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.391%	JPHQ	5/04/21	24,190,000	—	(2,525,008)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.076%	JPHQ	6/14/21	11,000,000	—	(894,294)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	4,680,000	—	(1,748,511)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	4,680,000	—	(1,750,995)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	3,510,000	—	(1,372,162)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	1,170,000	—	(449,783)
OTC Swaps unrealized appreciation (depreciation)				—	(14,172,653)
Total Interest Rate Swaps unrealized appreciation (depreciation)				8,356,490	(88,922,569)
Net unrealized appreciation (depreciation)					$(80,566,079)
See Abbreviations on page 60.

44 | Semiannual Report | The accompanying notes are an integral part of these financial statements.				franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,018,702,223
Cost - Sweep Money Fund (Note 3f)	450,051,946
Total cost of investments	$8,468,754,169
Value - Unaffiliated issuers	$7,405,721,680
Value - Sweep Money Fund (Note 3f)	450,051,946
Total value of investments	7,855,773,626
Cash	5,704,528
Restricted Cash (Note 1e)	321,413,700
Foreign currency, at value (cost $84,775,877)	84,362,532
Receivables:
Investment securities sold	1,235,061
Capital shares sold	25,265,294
Interest	109,972,576
Due from brokers	75,693,279
Unrealized appreciation on forward exchange contracts	664,283,499
Other assets	5,657
Total assets	9,143,709,752
Liabilities:
Payables:
Investment securities purchased	27,922,666
Capital shares redeemed	24,007,834
Management fees	3,897,922
Distribution fees	802,574
Transfer agent fees	1,621,201
Variation margin	2,323,108
Due to brokers	321,413,700
Unrealized depreciation on forward exchange contracts	119,549,321
Unrealized depreciation on OTC swap contracts	14,172,653
Deferred tax	4,245,987
Accrued expenses and other liabilities	1,287,850
Total liabilities	521,244,816
Net assets, at value	$8,622,464,936
Net assets consist of:
Paid-in capital	$9,101,334,911
Distributions in excess of net investment income	(384,048,146)
Net unrealized appreciation (depreciation)	(158,024,710)
Accumulated net realized gain (loss)	63,202,881
Net assets, at value	$8,622,464,936

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 45

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Templeton Global Total Return Fund

Class A:
Net assets, at value	$1,961,837,556
Shares outstanding	155,457,632
Net asset value per share[a]	$12.62
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.18
Class C:
Net assets, at value	$853,221,336
Shares outstanding	67,690,983
Net asset value and maximum offering price per share[a]	$12.60
Class R:
Net assets, at value	$9,166,793
Shares outstanding	726,034
Net asset value and maximum offering price per share	$12.63
Class R6:
Net assets, at value	$1,229,224,981
Shares outstanding	97,312,960
Net asset value and maximum offering price per share	$12.63
Advisor Class:
Net assets, at value	$4,569,014,270
Shares outstanding	361,567,994
Net asset value and maximum offering price per share	$12.64

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
46 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Templeton Global Total Return Fund

Investment income:
Dividends	$11,680
Interest (net of foreign taxes of $2,894,670)	201,088,496
Inflation principal adjustments	27,322,587
Total investment income	228,422,763
Expenses:
Management fees (Note 3a)	26,824,901
Distribution fees: (Note 3c)
Class A	2,536,230
Class C	2,840,561
Class R	21,435
Transfer agent fees: (Note 3e)
Class A	991,233
Class C	427,699
Class R	4,186
Class R6	2,239
Advisor Class	2,329,957
Custodian fees (Note 4)	2,583,309
Reports to shareholders	177,343
Registration and filing fees	292,780
Professional fees	62,740
Trustees’ fees and expenses	24,231
Other	119,729
Total expenses	39,238,573
Expense reductions (Note 4)	(5,617)
Expenses waived/paid by affiliates (Note 3f and 3g)	(798,981)
Net expenses	38,433,975
Net investment income	189,988,788
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(89,088,882)
Foreign currency transactions	163,161,049
Swap contracts	(10,753,792)
Net realized gain (loss)	63,318,375
Net change in unrealized appreciation (depreciation) on:
Investments	(780,873,446)
Translation of other assets and liabilities denominated in foreign currencies	394,238,754
Change in deferred taxes on unrealized appreciation	(3,973,228)
Net change in unrealized appreciation (depreciation)	(390,607,920)
Net realized and unrealized gain (loss)	(327,289,545)
Net increase (decrease) in net assets resulting from operations	$(137,300,757)

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$189,988,788	$314,696,171
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	63,318,375	15,075,990
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	(390,607,920)	406,979,237
Net increase (decrease) in net assets resulting from operations	(137,300,757)	736,751,398
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(112,800,718)	(97,051,768)
Class C	(46,547,342)	(34,782,942)
Class R	(469,800)	(292,029)
Class R6	(64,260,198)	(42,615,508)
Advisor Class	(271,267,395)	(196,896,659)
Net realized gains:
Class A	(5,317,548)	—
Class C	(2,264,346)	—
Class R	(22,708)	—
Class R6	(2,898,824)	—
Advisor Class	(12,514,154)	—
Total distributions to shareholders	(518,363,033)	(371,638,906)
Capital share transactions: (Note 2)
Class A	(1,128,303)	143,315,985
Class C	13,357,089	54,757,702
Class R	1,708,833	285,735
Class R6	270,583,543	309,721,559
Advisor Class	(90,021,598)	1,223,707,448
Total capital share transactions	194,499,564	1,731,788,429
Net increase (decrease) in net assets	(461,164,226)	2,096,900,921
Net assets:
Beginning of period	9,083,629,162	6,986,728,241
End of period	$8,622,464,936	$9,083,629,162
Distributions in excess of net investment income included in net assets:
End of period	$(384,048,146)	$(78,691,481)

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TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counter-party under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

e. Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Loan Participation Notes (continued)

The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	28,825,892	$375,102,998	85,752,197	$1,151,248,990
Shares issued in reinvestment of distributions	7,670,969	96,355,569	6,062,369	81,159,127
Shares redeemed	(36,664,011)	(472,586,870)	(80,970,399)	(1,089,092,132)
Net increase (decrease)	(167,150)	$(1,128,303)	10,844,167	$143,315,985
Class C Shares:
Shares sold	9,611,735	$123,590,784	19,750,156	$264,626,482
Shares issued in reinvestment of distributions	3,046,967	38,208,654	2,000,372	26,758,864
Shares redeemed	(11,593,595)	(148,442,349)	(17,680,810)	(236,627,644)
Net increase (decrease)	1,065,107	$13,357,089	4,069,718	$54,757,702
Class R Shares:
Shares sold	157,041	$2,057,131	311,737	$4,179,933
Shares issued in reinvestment of distributions	37,582	471,948	21,088	282,588
Shares redeemed	(63,498)	(820,246)	(312,824)	(4,176,786)
Net increase (decrease)	131,125	$1,708,833	20,001	$285,735
Class R6 Shares:
Shares sold	24,153,397	$311,232,995	26,834,733	$362,510,711
Shares issued in reinvestment of distributions	4,662,022	58,641,715	3,083,405	41,343,904
Shares redeemed	(7,793,347)	(99,291,167)	(6,955,978)	(94,133,056)
Net increase (decrease)	21,022,072	$270,583,543	22,962,160	$309,721,559

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

2. Shares of Beneficial Interest (continued)
	Six Months Ended			Year Ended
	February 28, 2015			August 31, 2014
	Shares		Amount	Shares	Amount
Advisor Class Shares:
Shares sold	87,414,029		$ 1,129,941,414	176,189,396	$2,367,926,879
Shares issued in reinvestment of distributions	17,912,736		225,433,714	11,014,265	147,678,092
Shares redeemed	(112,475,996)		(1,445,396,726)	(96,262,572)	(1,291,897,523)
Net increase (decrease)	(7,149,231	) $	(90,021,598)	90,941,089	$1,223,707,448

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$193,866
CDSC retained	$82,375

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $3,755,314, of which $1,354,452 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers has voluntarily agreed to waive or limit a portion of its investment management fees for the Fund based on the average daily net assets of the Fund as follows:

Annualized Waiver Rate	Net Assets
0.015%	Over $2.5 billion, up to and including $5 billion
0.025%	In excess of $5 billion

This voluntary waiver became effective November 1, 2012. Advisers may discontinue this waiver at any time.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015. There were no Class R6 transfer agent fees waived during the period ended February 28, 2015.

h. Other Affiliated Transactions

At February 28, 2015, one or more of the funds in Franklin Fund Allocator Series owned 9.04% of the Fund’s outstanding shares.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$8,519,465,789

Unrealized appreciation	$182,018,717
Unrealized depreciation	(845,710,880)
Net unrealized appreciation (depreciation)	$(663,692,163)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and swaps.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $994,948,308 and $1,214,098,194, respectively.

7. Credit Risk and Defaulted Securities

At February 28, 2015, the Fund had 34.15% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 28, 2015, the aggregate value of these securities was $11,959,750, representing 0.14% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

9. Other Derivative Information

At February 28, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$8,356,490	[a]	Unrealized depreciation on	$88,922,569	[a]
	consist of: net unrealized			swap contracts / Due from
	appreciation			brokers / Variation margin /
Net assets consist of: net
unrealized depreciation
Foreign exchange contracts	Unrealized appreciation on	664,283,499		Unrealized depreciation on	119,549,321
	forward exchange contracts			forward exchange contracts

[a]Includes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended February 28, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap	$(10,753,792)	$(29,939,844)
	contracts / Net change in
	unrealized appreciation
	(depreciation) on investments
Foreign exchange contracts	Net realized gain (loss) from	187,640,393	396,340,242
	foreign currency transactions / Net
	change in unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the period ended February 28, 2015, the average month end fair value of derivatives represented 8.19% of average month end net assets. The average month end number of open derivative contracts for the period was 724.

At February 28, 2015, the Fund’s OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$664,283,499	$119,549,321
Swap Contracts	—	14,172,653
Total	$664,283,499	$133,721,974

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

9. Other Derivative Information (continued)

At February 28, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments		Cash	Net Amount
	the Statement of	Available for	Collateral		Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]		Received	than zero)
Counterparty
BOFA	$11,112,966	$(276,274)	$(10,281,312	) $	—	$555,380
BZWS	112,747,832	(5,523,671)	(1,565,885)		(102,702,000)	2,956,276
CITI	85,976,103	(36,084,859)	(47,414,354)		—	2,476,890
DBAB	186,774,971	(43,987,620)	—		(127,940,000)	14,847,351
GSCO	71,882,918	(865,442)	—		(66,680,000)	4,337,476
HSBK	31,037,635	(16,667,327)	(9,948,937)		—	4,421,371
JPHQ	133,379,056	(26,366,329)	(107,012,727)		—	—
MSCO	25,727,340	(3,950,452)	—		(19,811,700)	1,965,188
SCNY	4,638,016	—	—		(4,280,000)	358,016
UBSW	1,006,662	—	(963,055)		—	43,607
Total	$664,283,499	$(133,721,974)	$(177,186,270) $(321,413,700)			$31,961,555

aAt February 28, 2015 the Fund received Italy Treasury Bonds, United Kingdom Treasury Bonds, U.S. Government and Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives. bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At February 28, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:
		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$276,274	$(276,274)	$—	$—	$—
BZWS	5,523,671	(5,523,671)	—	—	—
CITI	36,084,859	(36,084,859)	—	—	—
DBAB	43,987,620	(43,987,620)	—	—	—
GSCO	865,442	(865,442)	—	—	—
HSBK	16,667,327	(16,667,327)	—	—	—
JPHQ	26,366,329	(26,366,329)	—	—	—
MSCO	3,950,452	(3,950,452)	—	—	—
Total	$133,721,974	$(133,721,974)	$—	$—	$—

See Note 1(d) regarding derivative financial instruments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$—	$—	$2,073,166	$2,073,166
United States	22,634	—	—	22,634
Convertible Bonds	—	48,086,208	—	48,086,208
Foreign Government and Agency Securities[b]	—	5,514,071,021	—	5,514,071,021
Quasi-Sovereign and Corporate Bonds[b]	—	999,170,960	—	999,170,960
Credit-Linked Notes[b]	—	937,988	—	937,988
Senior Floating Rate Interests[b]	—	781,000	16,326	797,326
Escrows and Litigation Trusts[b]	—	—	—[c]	—
Short Term Investments	450,051,946	840,562,377	—	1,290,614,323
Total Investments in Securities	$450,074,580	$7,403,609,554	$2,089,492	$7,855,773,626
Other Financial Instruments:
Forward Exchange Contracts	$—	$664,283,499	$—	$664,283,499
Swap Contracts	—	8,356,490	—	8,356,490
Total Other Financial Instruments	$—	$672,639,989	$—	$672,639,989

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

11. Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$119,549,321	$—	$119,549,321
Swap Contracts	—	88,922,569	—	88,922,569
Total Other Financial Instruments	$—	$208,471,890	$—	$208,471,890

aIncludes common and convertible preferred stocks as well as other equity investments. bFor detailed categories, see the accompanying Statement of Investments. cIncludes securities determined to have no value at February 28, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio

BOFA	Bank of America Corp.	BRL	Brazilian Real	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	PIK	Payment-In-Kind
CITI	Citibank N.A.	DEM	Deutsche Mark
CME	Chicago Mercantile Exchange	EUR	Euro
DBAB	Deutsche Bank AG	GBP	British Pound
GSCO	Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi
HSBK	HSBC Bank PLC	HUF	Hungarian Forint
JPHQ	JPMorgan Chase Bank, N.A.	IDR	Indonesian Rupiah
LCH	London Clearing House	INR	Indian Rupee
MSCO	Morgan Stanley and Co. Inc.	JPY	Japanese Yen
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	LKR	Sri Lankan Rupee
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		SGD	Singapore Dollar
		UAH	Ukraine Hryvnia
		UYU	Uruguayan Peso

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TEMPLETON INCOME TRUST

TEMPLETON GLOBAL TOTAL RETURN FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton Global Total Return Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	407 S 04/15

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton International Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton International Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	30
Notes to Financial Statements	34
Shareholder Information	45

Semiannual Report

Templeton International Bond Fund

This semiannual report for Templeton International Bond Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.” Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -5.93% cumulative total return. In comparison, the Fund’s benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, had cumulative total returns of +4.55% in local currency terms and -9.51% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

During the period, global financial markets were broadly influenced by the pickup in growth in the U.S., economic stabilization in China, the abundance of global liquidity from the Bank of Japan (BOJ) and the European Central Bank (ECB), and a sharp decline in oil prices. The U.S. dollar strengthened against the euro, Japanese yen, and a vast number of developed and emerging market currencies over the six-month period.

In our view, the market misjudged the underlying forces behind the oil price decline, which we considered to have been driven by supply dynamics rather than a loss of demand. We believe that the global economy benefits from lower oil prices and that most observers have been too pessimistic. Risk aversion increased in November and December as the decline in oil prices accelerated. Heightened volatility led to a broad decrease in local-currency sovereign bond yields across the Americas, Europe and Asia, and a widening of credit spreads. During this time, higher duration securities outperformed lower duration securities and higher quality bonds outperformed lower quality bonds. This trend persisted through January before sharply reversing course in February; credit spreads tightened as risk appetites returned and local-currency sovereign bond yields shifted higher across the Americas, Europe and Asia.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In late October, the BOJ introduced a new round of quantitative easing (QE) with an indefinite time horizon. The annual level of asset purchasing was raised to 80 trillion yen — a level that approximates the U.S. Federal Reserve Board’s former QE program, which ended in the same month. This massive amount of liquidity had significant implications for global markets. Money printed in Japan is not likely to stay in Japan; we believe it will spread globally. Although Japan’s QE was positive for global risk assets, it contributed to further yen depreciation. The yen depreciated 13.10% against the U.S. dollar during the six months under review.2

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: FactSet.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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TEMPLETON INTERNATIONAL BOND FUND

In Europe, low inflation persisted while economic data was disappointing through most of 2014. In January 2015, the ECB committed to an ambitious QE program scheduled to begin in March, with the aim of increasing the size of its balance sheet to a level higher than its previous peak. The ECB’s renewed commitment to pursue highly accommodative monetary policies put further pressure on the euro, contributing to the euro’s 14.85% depreciation against the U.S. dollar during the period.2 Eurozone bond yields remained around historical lows at period-end.

The Chinese economy continued to have profound implications for the global economy during the reporting period. During the period, we held the opinion that China would not face a “hard landing” scenario in the moderation of its economic growth. Those stabilizing trends appeared to hold form and China concluded 2014 with reasonable growth around 7.3%.3 It is important to note that China’s economy is much larger today than it was in the recent past. Even a 7.0% growth rate creates a much larger global aggregate demand effect compared with China’s higher growth rates from 10 years ago when it was growing at 10%–12%. Thus, the slowdown in the rate of China’s growth during the period did not have a dire impact on aggregate demand globally.

We also continued to see differentiation among specific emerging market economies during the period; some have healthy current account and fiscal balances with strong export-driven economies, while others struggle with deficits and economic imbalances. We believe investors should not view the emerging markets asset class as a whole but instead need to selectively distinguish between variant individual economies. A strengthening U.S. economy has magnified the fundamental differences between healthy and vulnerable emerging market economies.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Currency Breakdown*
2/28/15
% of Total
Net Assets
Americas	70.4%
U.S. Dollar	41.6%
Mexican Peso	17.2%
Brazilian Real	8.1%
Chilean Peso	2.7%
Canadian Dollar	0.8%
Asia Pacific	52.5%
Malaysian Ringgit	17.6%
South Korean Won	17.2%
Singapore Dollar	9.6%
Indian Rupee	5.4%
Indonesian Rupiah	4.5%
Philippine Peso	1.5%
Sri Lankan Rupee	0.3%
Japanese Yen	-3.6%
Europe	-22.9%
Polish Zloty	8.3%
Hungarian Forint	5.1%
Swedish Krona	3.4%
Euro	-39.7%
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON INTERNATIONAL BOND FUND

Manager’s Discussion

The core of our strategy during the reporting period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We also actively sought opportunities that could potentially offer positive real yields without taking undue interest rate risk. We favored countries that had solid underlying fundamentals and policymakers who have taken proactive steps regarding fiscal, monetary and financial policy. We augmented this positioning with select opportunities in emerging markets and with a number of currency strategies. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or
other benchmarks).

During the period, major factors contributing to the Fund’s negative absolute performance included currency positions followed by sovereign credit exposures. Interest rate strategies contributed to absolute return. Currency positions in Asia ex-Japan and Latin America detracted from absolute performance. However, the Fund’s net-negative position in the euro, achieved through currency forward contracts, contributed to absolute results, as did positions in peripheral European currencies against the euro. During the period, the Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select duration exposures in Europe contributed to absolute return.

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/28/15	8/31/14		Change
A (TBOAX)	$10.86	$11.86	-$	1.00
C (FCNBX)	$10.87	$11.87	-$	1.00
R (N/A)	$10.87	$11.87	-$	1.00
Advisor (FIBZX)	$10.87	$11.87	-$	1.00

Distributions (9/1/14–2/28/15)
Dividend
Share Class	Income
A	$0.2991
C	$0.2800
R	$0.2874
Advisor	$0.3159

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TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(3/31/15)[5]	(with waiver)	(without waiver)
A								1.06%	1.16%
6-Month		-5.93%		-9.95%	$9,005
1-Year		-2.30%		-6.43%	$9,357		-8.52%
5-Year	+	19.38%	+	2.72%	$11,434	+	1.71%
Since Inception (12/3/07)	+	50.34%	+	5.17%	$14,401	+	4.96%
C								1.41%	1.51%
6-Month		-6.08%		-7.00%	$9,300
1-Year		-2.64%		-3.58%	$9,642		-5.77%
5-Year	+	17.34%	+	3.25%	$11,734	+	2.24%
Since Inception (12/3/07)	+	46.76%	+	5.44%	$14,676	+	5.22%
R								1.26%	1.36%
6-Month		-6.02%		-6.02%	$9,398
1-Year		-2.41%		-2.41%	$9,759		-4.73%
5-Year	+	18.31%	+	3.42%	$11,831	+	2.39%
Since Inception (12/3/07)	+	48.29%	+	5.59%	$14,829	+	5.36%
Advisor								0.76%	0.86%
6-Month		-5.78%		-5.78%	$9,422
1-Year		-2.00%		-2.00%	$9,800		-4.24%
5-Year	+	21.16%	+	3.91%	$12,116	+	2.90%
Since Inception (12/3/07)	+	53.56%	+	6.11%	$15,356	+	5.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/16 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least 12/31/15. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 9

TEMPLETON INTERNATIONAL BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$940.70	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21
C
Actual	$1,000	$939.20	$6.64
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.90
R
Actual	$1,000	$939.80	$5.96
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21
Advisor
Actual	$1,000	$942.20	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.04%; C: 1.38%;
R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton International Bond Fund
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.86	$11.30	$11.70	$12.06	$11.35	$10.52
Income from investment operations[a]:
Net investment income[b]	0.15	0.26	0.26	0.27	0.37	0.40
Net realized and unrealized gains (losses)	(0.85)	0.61	(0.14)	(0.12)	0.80	0.92
Total from investment operations	(0.70)	0.87	0.12	0.15	1.17	1.32
Less distributions from:
Net investment income and net foreign
currency gains	(0.30)	(0.31)	(0.46)	(0.45)	(0.43)	(0.45)
Net realized gains	—	—	(—)[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.30)	(0.31)	(0.52)	(0.51)	(0.46)	(0.49)
Net asset value, end of period	$10.86	$11.86	$11.30	$11.70	$12.06	$11.35

Total return[d]	(5.93)%	7.77%	0.89%	1.45%	10.48%	12.62%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.15%	1.14%	1.13%	1.23%	1.26%	1.42%
Expenses net of waiver and payments
by affiliates	1.04%[f]	1.04%[f]	1.04%	1.04%	1.04%	1.04%[f]
Net investment income	2.64%	2.23%	2.14%	2.39%	3.04%	3.53%

Supplemental data
Net assets, end of period (000’s)	$104,090	$141,831	$127,365	$145,916	$112,336	$61,688
Portfolio turnover rate	23.27%	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$11.31	$11.71	$12.08	$11.36	$10.53
Income from investment operations[a]:
Net investment income[b]	0.13	0.22	0.21	0.23	0.33	0.36
Net realized and unrealized gains (losses)	(0.85)	0.61	(0.13)	(0.13)	0.81	0.92
Total from investment operations	(0.72)	0.83	0.08	0.10	1.14	1.28
Less distributions from:
Net investment income and net foreign
currency gains	(0.28)	(0.27)	(0.42)	(0.41)	(0.39)	(0.41)
Net realized gains	—	—	(—)[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.28)	(0.27)	(0.48)	(0.47)	(0.42)	(0.45)
Net asset value, end of period	$10.87	$11.87	$11.31	$11.71	$12.08	$11.36

Total return[d]	(6.08)%	7.38%	0.58%	1.01%	10.17%	12.21%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.49%	1.49%	1.48%	1.58%	1.61%	1.77%
Expenses net of waiver and payments
by affiliates	1.38%[f]	1.39%[f]	1.39%	1.39%	1.39%	1.39%[f]
Net investment income	2.30%	1.88%	1.79%	2.04%	2.69%	3.18%

Supplemental data
Net assets, end of period (000’s)	$19,899	$23,990	$27,270	$24,817	$23,383	$13,003
Portfolio turnover rate	23.27%	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$11.31	$11.71	$12.08	$11.35	$10.52
Income from investment operations[a]:
Net investment income[b]	0.14	0.24	0.23	0.25	0.34	0.37
Net realized and unrealized gains (losses)	(0.85)	0.61	(0.13)	(0.13)	0.82	0.93
Total from investment operations	(0.71)	0.85	0.10	0.12	1.16	1.30
Less distributions from:
Net investment income and net foreign
currency gains	(0.29)	(0.29)	(0.44)	(0.43)	(0.40)	(0.43)
Net realized gains	—	—	(—)[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.29)	(0.29)	(0.50)	(0.49)	(0.43)	(0.47)
Net asset value, end of period	$10.87	$11.87	$11.31	$11.71	$12.08	$11.35

Total return[d]	(6.02)%	7.55%	0.71%	1.17%	10.34%	12.49%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.35%	1.34%	1.33%	1.43%	1.46%	1.62%
Expenses net of waiver and payments
by affiliates	1.24%[f]	1.24%[f]	1.24%	1.24%	1.24%	1.24%[f]
Net investment income	2.44%	2.03%	1.94%	2.19%	2.84%	3.33%

Supplemental data
Net assets, end of period (000’s)	$1,102	$1,558	$1,452	$825	$793	$413
Portfolio turnover rate	23.27%	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$11.31	$11.71	$12.07	$11.36	$10.53
Income from investment operations[a]:
Net investment income[b]	0.17	0.30	0.29	0.31	0.39	0.43
Net realized and unrealized gains (losses)	(0.85)	0.60	(0.14)	(0.13)	0.81	0.92
Total from investment operations	(0.68)	0.90	0.15	0.18	1.20	1.35
Less distributions from:
Net investment income and net foreign
currency gains	(0.32)	(0.34)	(0.49)	(0.48)	(0.46)	(0.48)
Net realized gains	—	—	(—)[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.32)	(0.34)	(0.55)	(0.54)	(0.49)	(0.52)
Net asset value, end of period	$10.87	$11.87	$11.31	$11.71	$12.07	$11.36

Total return[d]	(5.78)%	8.09%	1.17%	1.76%	10.80%	12.94%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	0.85%	0.84%	0.83%	0.93%	0.96%	1.12%
Expenses net of waiver and payments
by affiliates	0.74%[f]	0.74%[f]	0.74%	0.74%	0.74%	0.74%[f]
Net investment income	2.94%	2.53%	2.44%	2.69%	3.34%	3.83%

Supplemental data
Net assets, end of period (000’s)	$295,459	$355,214	$251,785	$149,399	$109,055	$17,404
Portfolio turnover rate	23.27%	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	TEMPLETON INCOME TRUST

Statement of Investments, February 28, 2015 (unaudited)

Templeton International Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 60.6%
Brazil 7.5%
Letra Tesouro Nacional, Strip,
10/01/15	2,820	[a] BRL	$924,493
1/01/16	9,400	[a] BRL	2,987,487
7/01/16	850	[a] BRL	254,402
10/01/16	2,690	[a] BRL	781,137
1/01/17	9,060	[a] BRL	2,558,541
1/01/18	6,330	[a] BRL	1,594,959
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,790	[a] BRL	572,666
10.00%, 1/01/23	5,700	[a] BRL	1,793,204
[b]Index Linked, 6.00%, 5/15/17	9	[a] BRL	8,184
[b]Index Linked, 6.00%, 5/15/19	5,271	[a] BRL	4,772,683
[b]Index Linked, 6.00%, 8/15/20	310	[a] BRL	280,292
[b]Index Linked, 6.00%, 8/15/22	6,599	[a] BRL	5,968,349
[b]Index Linked, 6.00%, 5/15/23	7,729	[a] BRL	6,908,280
[b]Index Linked, 6.00%, 8/15/24	630	[a] BRL	568,183
senior note, 10.00%, 1/01/19	4,660	[a] BRL	1,528,604
			31,501,464
Hungary 4.6%
Government of Hungary,
7.75%, 8/24/15	49,340,000	HUF	187,500
5.50%, 12/22/16	78,300,000	HUF	310,427
4.125%, 2/19/18	260,000		273,120
4.00%, 4/25/18	141,200,000	HUF	553,868
6.50%, 6/24/19	328,200,000	HUF	1,420,715
7.50%, 11/12/20	131,850,000	HUF	609,991
5.375%, 2/21/23	480,000		541,932
A, 6.75%, 11/24/17	992,350,000	HUF	4,175,338
A, 5.50%, 12/20/18	139,940,000	HUF	581,759
A, 7.00%, 6/24/22	129,800,000	HUF	612,374
A, 6.00%, 11/24/23	174,310,000	HUF	801,424
B, 6.75%, 2/24/17	347,840,000	HUF	1,418,129
B, 5.50%, 6/24/25	247,490,000	HUF	1,125,274
senior note, 6.25%, 1/29/20	2,474,000		2,844,717
senior note, 6.375%, 3/29/21	3,392,000		3,975,305
			19,431,873
Iceland 0.3%
[c]Government of Iceland, 144A, 5.875%, 5/11/22	900,000		1,034,752
India 2.5%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000	INR	1,670,990
senior bond, 8.28%, 9/21/27	31,100,000	INR	523,880
senior bond, 8.60%, 6/02/28	106,800,000	INR	1,854,354
senior note, 7.28%, 6/03/19	4,000,000	INR	63,755
senior note, 8.12%, 12/10/20	77,300,000	INR	1,270,803
senior note, 8.35%, 5/14/22	30,400,000	INR	507,146
senior note, 7.16%, 5/20/23	19,100,000	INR	297,722
senior note, 8.83%, 11/25/23	257,900,000	INR	4,448,143
			10,636,793

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 3.7%
Government of Indonesia,
7.875%, 4/15/19	2,282,000,000	IDR	$182,925
8.375%, 3/15/34	55,620,000,000	IDR	4,755,877
FR31, 11.00%, 11/15/20	15,557,000,000	IDR	1,432,389
FR34, 12.80%, 6/15/21	8,451,000,000	IDR	847,012
FR35, 12.90%, 6/15/22	1,670,000,000	IDR	172,730
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	105,804
FR42, 10.25%, 7/15/27	5,447,000,000	IDR	527,375
FR43, 10.25%, 7/15/22	95,000,000	IDR	8,737
FR44, 10.00%, 9/15/24	63,000,000	IDR	5,867
FR46, 9.50%, 7/15/23	2,590,000,000	IDR	232,321
FR47, 10.00%, 2/15/28	4,502,000,000	IDR	432,398
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	713,059
senior bond, FR53, 8.25%, 7/15/21	351,000,000	IDR	28,966
senior note, FR70, 8.375%, 3/15/24	74,230,000,000	IDR	6,281,484
			15,726,944
Ireland 1.7%
Government of Ireland, senior bond, 5.40%, 3/13/25	4,445,580	EUR	7,137,220
Lithuania 1.3%
Government of Lithuania,
[c]144A, 7.375%, 2/11/20	640,000		784,679
[c]144A, 6.125%, 3/09/21	3,620,000		4,311,239
[d]Reg S, 7.375%, 2/11/20	190,000		232,951
			5,328,869
Malaysia 2.9%
Government of Malaysia,
4.72%, 9/30/15	4,710,000	MYR	1,315,513
3.197%, 10/15/15	38,945,000	MYR	10,782,620
senior bond, 4.262%, 9/15/16	180,000	MYR	50,550
senior bond, 3.814%, 2/15/17	55,000	MYR	15,367
senior note, 3.172%, 7/15/16	580,000	MYR	160,336
			12,324,386
Mexico 7.4%
Government of Mexico,
6.00%, 6/18/15	1,345,550	[e]MXN	9,093,879
8.00%, 12/17/15	1,231,680	[e]MXN	8,557,830
6.25%, 6/16/16	64,330	[e]MXN	445,391
7.25%, 12/15/16	1,650,000	[e]MXN	11,705,235
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	70,615	[g]MXN	498,417
3.50%, 12/14/17	53,860	[g]MXN	383,040
4.00%, 6/13/19	37,474	[g]MXN	273,015
			30,956,807
Philippines 0.5%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000	PHP	338,863
senior bond, 9.125%, 9/04/16	9,010,000	PHP	220,010
senior note, 1.625%, 4/25/16	69,050,000	PHP	1,549,694
			2,108,567

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Poland 5.9%
Government of Poland,
4.75%, 10/25/16	10,610,000	PLN	$3,008,618
4.75%, 4/25/17	2,660,000	PLN	765,104
5.75%, 9/23/22	1,500,000	PLN	509,690
[h]FRN, 2.01%, 1/25/17	12,579,000	PLN	3,399,757
[h]FRN, 2.01%, 1/25/21	10,800,000	PLN	2,898,070
senior note, 6.375%, 7/15/19	440,000		514,972
Strip, 7/25/15	32,596,000	PLN	8,737,838
Strip, 1/25/16	18,578,000	PLN	4,940,646
			24,774,695
Portugal 3.9%
Government of Portugal,
[c]144A, 5.125%, 10/15/24	4,790,000		5,317,786
[d]Reg S, 3.875%, 2/15/30	7,920,000	EUR	10,666,349
[d]senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	57,039
[d]senior note, Reg S, 5.65%, 2/15/24	101,100	EUR	150,548
			16,191,722
Russia 0.4%
Government of Russia, senior bond,
[c]144A, 7.50%, 3/31/30	416,580		446,657
[d]Reg S, 7.50%, 3/31/30	1,283,800		1,376,490
			1,823,147
Serbia 0.7%
[c]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		545,979
4.875%, 2/25/20	1,010,000		1,056,465
7.25%, 9/28/21	1,110,000		1,302,469
			2,904,913
Slovenia 2.5%
[c]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		2,185,019
5.85%, 5/10/23	7,160,000		8,444,611
			10,629,630
South Korea 12.0%
Korea Monetary Stabilization Bond,
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,370,921
senior bond, 2.81%, 10/02/15	330,000,000	KRW	301,133
senior bond, 1.96%, 2/02/17	1,863,700,000	KRW	1,691,085
senior note, 2.76%, 6/02/15	1,481,100,000	KRW	1,347,657
senior note, 2.66%, 6/09/15	1,657,050,000	KRW	1,507,584
senior note, 2.90%, 12/02/15	10,716,500,000	KRW	9,798,643
senior note, 2.78%, 2/02/16	951,330,000	KRW	870,250
senior note, 2.80%, 4/02/16	2,616,700,000	KRW	2,396,964
senior note, 2.79%, 6/02/16	8,023,600,000	KRW	7,358,087
senior note, 2.46%, 8/02/16	2,059,000,000	KRW	1,881,745
senior note, 2.22%, 10/02/16	1,204,300,000	KRW	1,097,285
senior note, 2.07%, 12/02/16	5,413,100,000	KRW	4,921,668

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Semiannual Report | 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	168,800,000	KRW	$156,373
senior bond, 5.00%, 9/10/16	16,000,000	KRW	15,181
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,422,980
senior note, 4.00%, 9/10/15	438,800,000	KRW	402,648
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,285,546
senior note, 2.75%, 6/10/16	3,950,900,000	KRW	3,621,472
senior note, 3.00%, 12/10/16	4,554,200,000	KRW	4,207,950
			50,655,172
Sri Lanka 0.3%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,686
8.00%, 6/15/17	870,000	LKR	6,665
10.60%, 7/01/19	10,260,000	LKR	86,105
10.60%, 9/15/19	27,260,000	LKR	229,116
8.00%, 11/01/19	870,000	LKR	6,666
A, 11.75%, 3/15/15	200,000	LKR	1,505
A, 6.50%, 7/15/15	4,850,000	LKR	36,481
A, 11.00%, 8/01/15	26,300,000	LKR	201,442
A, 8.50%, 11/01/15	8,120,000	LKR	61,796
A, 6.40%, 8/01/16	3,800,000	LKR	28,490
A, 5.80%, 1/15/17	3,900,000	LKR	28,726
A, 7.50%, 8/15/18	940,000	LKR	7,102
A, 8.00%, 11/15/18	13,760,000	LKR	105,457
A, 9.00%, 5/01/21	17,410,000	LKR	139,137
B, 6.40%, 10/01/16	2,200,000	LKR	16,431
B, 8.50%, 7/15/18	6,970,000	LKR	54,257
C, 8.50%, 4/01/18	6,160,000	LKR	47,870
D, 8.50%, 6/01/18	6,960,000	LKR	54,071
			1,118,003
Ukraine 2.5%
[c]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000		41,021
7.40%, 4/20/18	200,000		81,297
[c]Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000		1,613,735
144A, 7.75%, 9/23/20	7,439,000		3,114,375
senior bond, 144A, 6.58%, 11/21/16	1,455,000		624,435
senior bond, 144A, 7.80%, 11/28/22	4,430,000		1,875,684
senior note, 144A, 4.95%, 10/13/15	100,000	EUR	55,548
senior note, 144A, 6.25%, 6/17/16	1,100,000		475,321
senior note, 144A, 7.95%, 2/23/21	2,660,000		1,126,882
senior note, 144A, 7.50%, 4/17/23	3,800,000		1,612,853
			10,621,151
Total Foreign Government and Agency Securities
(Cost $277,731,868)			254,906,108

18 | Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Short Term Investments 33.6%
Foreign Government and Agency Securities 17.0%
Canada 0.8%
[i]Canada Treasury Bills, 3/12/15 - 4/23/15	3,131,000	CAD	$2,504,279
Government of Canada, 1.50%, 8/01/15	895,000	CAD	718,933
			3,223,212
Hungary 0.0%†
[i]Hungary Treasury Bill, 9/16/15	5,540,000	HUF	20,290
Indonesia 0.5%
[i]Indonesia Treasury Bills, 5/04/15 - 2/04/16	28,541,000,000	IDR	2,085,192
Malaysia 8.4%
[i]Bank of Negara Monetary Notes, 3/03/15 - 11/24/15	123,300,000	MYR	33,802,573
Government of Malaysia, 3.835%, 8/12/15	4,790,000	MYR	1,330,097
[i]Malaysia Treasury Bill, 8/14/15	980,000	MYR	267,284
			35,399,954
Mexico 2.0%
[i]Mexico Treasury Bills, 4/01/15 - 10/01/15	12,592,620	[j] MXN	8,314,054
Philippines 0.4%
[i]Philippine Treasury Bills, 4/08/15 - 2/03/16	70,970,000	PHP	1,593,809
Singapore 3.9%
[i]Monetary Authority of Singapore Treasury Bills,
4/06/15	17,980,000	SGD	13,184,990
4/10/15	4,750,000	SGD	3,482,975
			16,667,965
South Korea 1.0%
Korea Monetary Stabilization Bonds,
[i]7/21/15 - 8/04/15	2,654,600,000	KRW	2,392,233
senior note, 2.13%, 10/08/15	1,869,900,000	KRW	1,699,721
			4,091,954
Total Foreign Government and Agency Securities
(Cost $76,479,117)			71,396,430
Total Investments before Money Market Funds
(Cost $354,210,985)			326,302,538
	Shares
Money Market Funds (Cost $69,693,293) 16.6%
United States 16.6%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	69,693,293		69,693,293
Total Investments (Cost $423,904,278) 94.2%			395,995,831
Other Assets, less Liabilities 5.8%			24,553,455
Net Assets 100.0%			$420,549,286

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Semiannual Report | 19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $36,050,807, representing 8.57% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2015, the aggregate value of these securities was $12,483,377, representing 2.97% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(f).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iThe security is traded on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kNon-income producing.
lSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Chilean Peso	DBAB	Buy	24,990,000	39,928		3/02/15	$560	$—
Chilean Peso	DBAB	Sell	24,990,000	40,048		3/02/15	—	(440)
Swedish Krona	GSCO	Buy	1,880,000	209,775	EUR	3/02/15	—	(9,241)
Swedish Krona	GSCO	Sell	1,880,000	199,153	EUR	3/02/15	—	(2,647)
Chilean Peso	DBAB	Buy	2,750,000	4,746		3/03/15	—	(291)
Chilean Peso	DBAB	Sell	2,750,000	4,435		3/03/15	—	(20)
Indian Rupee	HSBK	Buy	14,493,250	230,261		3/03/15	4,624	—
Indian Rupee	HSBK	Sell	14,493,250	233,951		3/03/15	—	(934)
Japanese Yen	JPHQ	Buy	70,000,000	586,412		3/03/15	—	(1,191)
Japanese Yen	JPHQ	Sell	70,000,000	687,438		3/03/15	102,217	—
Polish Zloty	DBAB	Buy	2,370,000	556,142	EUR	3/03/15	16,671	—
Polish Zloty	DBAB	Sell	2,370,000	570,644	EUR	3/03/15	—	(439)
Chilean Peso	DBAB	Buy	45,250,000	71,416		3/04/15	1,884	—
Chilean Peso	DBAB	Sell	45,250,000	72,984		3/04/15	—	(316)
Japanese Yen	HSBK	Sell	33,100,000	324,351		3/04/15	47,621	—
Malaysian Ringgit	JPHQ	Buy	770,000	230,594		3/04/15	—	(17,450)
Chilean Peso	MSCO	Buy	183,130,000	290,913		3/05/15	5,709	—
Euro	DBAB	Sell	62,000	85,476		3/05/15	16,080	—
Euro	BZWS	Sell	869,226	1,194,122		3/09/15	221,157	—
Euro	DBAB	Sell	2,120,000	2,910,654		3/09/15	537,640	—
Euro	HSBK	Sell	71,000	97,608		3/09/15	18,134	—
Indian Rupee	DBAB	Buy	559,000	8,926		3/09/15	123	—
Euro	CITI	Sell	268,000	370,919		3/10/15	70,930	—
Euro	MSCO	Sell	202,000	279,765		3/10/15	53,654	—
Mexican Peso	HSBK	Buy	25,865,900	1,953,323		3/10/15	—	(221,502)
Malaysian Ringgit	HSBK	Buy	3,220,478	970,345		3/11/15	—	(79,430)
Chilean Peso	JPHQ	Buy	3,923,654,400	6,767,839		3/12/15	—	(416,639)
Malaysian Ringgit	JPHQ	Buy	827,010	247,297		3/12/15	—	(18,532)
Chilean Peso	DBAB	Buy	45,131,875	76,704		3/13/15	—	(3,656)
Indian Rupee	JPHQ	Buy	5,599,000	89,142		3/13/15	1,435	—
Mexican Peso	CITI	Buy	3,811,400	287,263		3/13/15	—	(32,135)
Swedish Krona	MSCO	Buy	6,339,300	667,292	EUR	3/13/15	13,664	—
Euro	DBAB	Sell	563,000	780,875		3/16/15	150,626	—

20 | Semiannual Report							franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	JPHQ	Sell	418,000	579,277		3/16/15	$111,347	$—
Japanese Yen	JPHQ	Sell	172,858,450	1,688,483		3/16/15	243,054	—
Singapore Dollar	HSBK	Buy	648,300	513,172		3/16/15	—	(37,670)
Chilean Peso	DBAB	Buy	9,160,000	14,472		3/17/15	349	—
Euro	BZWS	Sell	132,892	185,318		3/17/15	36,550	—
Euro	CITI	Sell	98,445	137,360		3/17/15	27,155	—
Japanese Yen	CITI	Sell	18,818,061	183,910		3/17/15	26,553	—
Mexican Peso	CITI	Buy	14,597,100	1,006,458		3/17/15	—	(29,668)
Swedish Krona	DBAB	Buy	41,427,549	4,302,373	EUR	3/17/15	154,643	—
Chilean Peso	DBAB	Buy	9,050,000	14,406		3/18/15	235	—
Hungarian Forint	DBAB	Buy	166,328,700	521,243	EUR	3/19/15	30,598	—
Hungarian Forint	JPHQ	Buy	49,849,400	156,243	EUR	3/19/15	9,143	—
Japanese Yen	CITI	Sell	16,634,000	163,859		3/19/15	24,761	—
Japanese Yen	MSCO	Sell	23,490,000	232,643		3/19/15	36,213	—
Chilean Peso	DBAB	Buy	18,500,000	29,662		3/20/15	262	—
Chilean Peso	JPHQ	Buy	725,750,000	1,169,871		3/20/15	5,541	(1,506)
Chilean Peso	MSCO	Buy	22,850,000	36,746		3/20/15	214	—
Hungarian Forint	JPHQ	Buy	166,351,000	523,166	EUR	3/20/15	28,500	—
Indian Rupee	JPHQ	Buy	4,211,000	67,480		3/20/15	556	—
Swedish Krona	BZWS	Buy	5,173,080	541,590	EUR	3/20/15	14,437	—
Swedish Krona	DBAB	Buy	48,059,495	5,023,151	EUR	3/20/15	143,516	—
Swedish Krona	MSCO	Buy	5,839,100	610,772	EUR	3/20/15	16,908	—
Euro	BZWS	Sell	81,680	113,739		3/23/15	22,294	—
Euro	DBAB	Sell	236,000	328,512		3/23/15	64,298	—
Mexican Peso	CITI	Buy	9,393,800	687,184		3/24/15	—	(58,930)
Japanese Yen	BZWS	Sell	13,651,450	133,785		3/25/15	19,618	—
Chilean Peso	DBAB	Buy	10,280,000	16,535		3/26/15	84	—
Euro	DBAB	Sell	202,000	278,184		3/26/15	52,026	—
Malaysian Ringgit	DBAB	Buy	151,000	44,834		3/26/15	—	(3,116)
Malaysian Ringgit	HSBK	Buy	144,000	42,738		3/26/15	—	(2,954)
Swedish Krona	CITI	Buy	4,902,115	514,962	EUR	3/26/15	11,727	—
Euro	BZWS	Sell	905,000	1,249,805		3/27/15	236,558	—
Indian Rupee	HSBK	Buy	34,646,000	558,806		3/30/15	—	(29)
Euro	DBAB	Sell	41,097	56,570		3/31/15	10,555	—
Euro	GSCO	Sell	600,000	764,790		3/31/15	92,991	—
Malaysian Ringgit	HSBK	Buy	5,070,000	1,509,917		3/31/15	—	(109,834)
Polish Zloty	DBAB	Buy	1,727,633	414,957	EUR	3/31/15	752	—
Swedish Krona	BZWS	Buy	4,650,000	490,192	EUR	3/31/15	9,200	—
Swedish Krona	DBAB	Buy	929,000	98,361	EUR	3/31/15	1,359	—
Swedish Krona	GSCO	Buy	1,880,000	199,159	EUR	3/31/15	2,630	—
Euro	BZWS	Sell	212,293	292,635		4/02/15	54,933	—
Chilean Peso	DBAB	Buy	27,740,000	44,373		4/06/15	432	—
Chilean Peso	DBAB	Buy	45,250,000	72,805		4/07/15	276	—
Euro	DBAB	Sell	615,917	849,767		4/07/15	160,091	—
Polish Zloty	DBAB	Buy	2,370,000	569,680	EUR	4/07/15	332	—
Malaysian Ringgit	JPHQ	Buy	875,900	243,915		4/08/15	—	(2,226)
Indian Rupee	DBAB	Buy	3,003,000	48,133		4/09/15	227	—
Euro	HSBK	Sell	396,000	545,955		4/10/15	102,517	—
Malaysian Ringgit	HSBK	Buy	2,100,000	630,536		4/10/15	—	(51,190)
Euro	DBAB	Sell	541,689	747,677		4/13/15	141,077	—
Euro	SCNY	Sell	198,000	273,682		4/13/15	51,955	—
Euro	JPHQ	Sell	450,000	623,723		4/14/15	119,793	—
Euro	DBAB	Sell	170,000	235,824		4/15/15	45,448	—
Indian Rupee	DBAB	Buy	3,601,000	57,175		4/15/15	763	—

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Indian Rupee	JPHQ	Buy	4,211,000	66,767	4/15/15	$986	$—
Japanese Yen	CITI	Sell	20,800,000	205,480	4/15/15	31,478	—
Chilean Peso	MSCO	Buy	164,090,000	289,400	4/16/15	—	(24,568)
Euro	HSBK	Sell	507,192	704,292	4/16/15	136,303	—
Indian Rupee	DBAB	Buy	62,497,432	991,708	4/20/15	13,086	—
Euro	BZWS	Sell	208,570	287,844	4/22/15	54,257	—
Euro	DBAB	Sell	4,203,000	5,808,126	4/22/15	1,100,991	—
Euro	JPHQ	Sell	4,457,929	6,167,300	4/22/15	1,174,658	—
Indian Rupee	DBAB	Buy	1,094,000	17,354	4/22/15	229	—
Indian Rupee	JPHQ	Buy	4,679,000	74,189	4/22/15	1,014	—
Chilean Peso	DBAB	Buy	3,330,000	5,369	4/24/15	2	—
Indian Rupee	DBAB	Buy	20,664,000	329,517	4/27/15	2,357	—
Indian Rupee	JPHQ	Buy	63,516,820	1,016,253	4/27/15	3,859	—
Chilean Peso	JPHQ	Buy	103,971,000	179,803	4/28/15	—	(12,154)
Indian Rupee	JPHQ	Buy	5,421,000	87,084	4/28/15	—	(33)
Euro	BZWS	Sell	201,960	280,009	4/30/15	53,803	—
Euro	SCNY	Sell	1,228,000	1,699,380	4/30/15	323,954	—
Indian Rupee	DBAB	Buy	39,468,464	634,256	4/30/15	—	(644)
Chilean Peso	DBAB	Buy	36,678,200	57,957	5/05/15	1,147	—
Euro	BZWS	Sell	737,531	1,022,115	5/05/15	195,984	—
Indian Rupee	DBAB	Buy	36,770,583	590,202	5/05/15	93	(404)
Indian Rupee	HSBK	Buy	14,493,250	232,431	5/05/15	76	—
Chilean Peso	BZWS	Buy	81,900,000	129,624	5/06/15	2,339	—
Chilean Peso	DBAB	Buy	68,600,000	108,356	5/06/15	2,177	—
Euro	BZWS	Sell	379,000	525,972	5/07/15	101,431	—
Euro	GSCO	Sell	1,104,872	1,533,717	5/07/15	296,082	—
Chilean Peso	DBAB	Buy	149,930,000	237,811	5/11/15	3,655	—
Chilean Peso	MSCO	Buy	18,800,000	32,087	5/11/15	—	(1,810)
Indian Rupee	CITI	Buy	3,780,000	60,294	5/11/15	296	—
Indian Rupee	HSBK	Buy	55,671,000	887,331	5/11/15	5,024	—
Chilean Peso	MSCO	Buy	83,270,000	131,538	5/12/15	2,558	—
Indian Rupee	DBAB	Buy	21,608,400	343,927	5/12/15	2,388	—
Indian Rupee	HSBK	Buy	590,000	9,391	5/12/15	65	—
Japanese Yen	CITI	Sell	42,707,000	421,706	5/12/15	64,323	—
Euro	CITI	Sell	504,830	695,504	5/13/15	129,967	—
Euro	GSCO	Sell	469,000	646,206	5/13/15	120,807	—
Euro	SCNY	Sell	190,000	261,359	5/13/15	48,511	—
Indian Rupee	HSBK	Buy	60,215,065	954,982	5/13/15	9,943	—
Japanese Yen	GSCO	Sell	57,105,000	562,555	5/13/15	84,681	—
Japanese Yen	SCNY	Sell	42,686,000	420,883	5/13/15	63,672	—
Euro	GSCO	Sell	274,000	377,419	5/14/15	70,465	—
Japanese Yen	CITI	Sell	42,685,000	419,925	5/14/15	62,718	—
Chilean Peso	CITI	Buy	167,590,000	266,770	5/18/15	2,963	—
Chilean Peso	DBAB	Buy	9,160,000	14,398	5/18/15	345	—
Euro	BZWS	Sell	896,946	1,231,256	5/18/15	226,380	—
Indian Rupee	JPHQ	Buy	63,516,820	1,003,267	5/18/15	13,861	—
Chilean Peso	DBAB	Buy	9,050,000	14,331	5/19/15	233	—
Singapore Dollar	DBAB	Buy	795,900	637,051	5/19/15	—	(54,051)
Chilean Peso	MSCO	Buy	22,000,000	35,200	5/20/15	202	—
Euro	JPHQ	Sell	1,446,631	1,815,659	5/20/15	194,911	—
Indian Rupee	HSBK	Buy	59,357,090	940,415	5/20/15	9,838	—
Japanese Yen	JPHQ	Sell	21,372,000	182,145	5/20/15	3,283	—
Euro	DBAB	Sell	430,000	539,994	5/21/15	58,232	—
Euro	GSCO	Sell	2,787,000	3,826,021	5/21/15	703,534	—

22 | Semiannual Report						franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Mexican Peso	DBAB	Buy	14,550,000	1,095,880		5/21/15	$—	$(126,226)
Euro	BZWS	Sell	405,000	555,306		5/22/15	101,547	—
Malaysian Ringgit	HSBK	Buy	17,700	5,388		5/22/15	—	(524)
Indian Rupee	DBAB	Buy	1,365,000	21,537		5/25/15	300	—
Chilean Peso	DBAB	Buy	3,310,000	5,323		5/26/15	—	—
Chilean Peso	JPHQ	Buy	32,200,000	51,541		5/26/15	246	—
Euro	JPHQ	Sell	543,898	743,519		5/26/15	134,108	—
Hungarian Forint	DBAB	Buy	1,911,830,000	6,223,810	EUR	5/26/15	73,646	—
Mexican Peso	HSBK	Buy	8,043,980	604,992		5/26/15	—	(69,079)
Malaysian Ringgit	HSBK	Buy	72,700	22,155		5/28/15	—	(2,186)
Singapore Dollar	DBAB	Buy	187,500	144,492		5/28/15	—	(7,160)
Chilean Peso	DBAB	Buy	11,222,000	17,848		5/29/15	195	—
Indian Rupee	DBAB	Buy	34,211,052	543,751		5/29/15	3,241	—
Malaysian Ringgit	JPHQ	Buy	1,085,000	330,138		5/29/15	—	(32,143)
Mexican Peso	HSBK	Buy	7,191,663	543,620		5/29/15	—	(64,581)
Singapore Dollar	DBAB	Buy	187,500	149,373		5/29/15	—	(12,042)
Euro	GSCO	Sell	5,328,000	7,249,730		6/01/15	1,279,386	—
Indian Rupee	HSBK	Buy	14,493,250	230,729		6/03/15	814	—
Polish Zloty	CITI	Buy	9,042,000	2,910,727		6/03/15	—	(480,202)
Chilean Peso	BZWS	Buy	53,000,000	93,261		6/04/15	—	(8,090)
Chilean Peso	MSCO	Buy	8,800,000	15,418		6/05/15	—	(1,278)
Euro	BZWS	Sell	102,650	139,804		6/05/15	24,771	—
Euro	MSCO	Sell	2,850,000	3,890,450		6/05/15	696,634	—
Euro	DBAB	Sell	340,000	463,668		6/08/15	82,632	—
Euro	HSBK	Sell	3,918,024	5,102,599		6/08/15	711,690	—
Mexican Peso	CITI	Buy	9,726,730	730,356		6/08/15	—	(82,903)
Euro	GSCO	Sell	265,800	362,511		6/09/15	64,625	—
Mexican Peso	CITI	Buy	9,716,000	732,592		6/09/15	—	(85,898)
Euro	GSCO	Sell	399,000	541,323		6/12/15	94,135	—
Mexican Peso	CITI	Buy	19,757,860	1,477,555		6/12/15	—	(162,751)
Euro	DBAB	Sell	386,000	523,173		6/15/15	90,532	—
Mexican Peso	CITI	Buy	8,491,300	635,719		6/15/15	—	(70,776)
Singapore Dollar	JPHQ	Buy	404,000	307,927		6/15/15	—	(12,108)
Japanese Yen	CITI	Sell	9,278,000	91,200		6/17/15	13,521	—
Chilean Peso	DBAB	Buy	276,100,000	477,310		6/19/15	—	(34,215)
Mexican Peso	CITI	Buy	7,642,000	570,810		6/22/15	—	(62,618)
Singapore Dollar	DBAB	Buy	612,000	466,890		6/23/15	—	(18,827)
South Korean Won	DBAB	Buy	1,307,000,000	1,262,314		6/29/15	—	(80,788)
Chilean Peso	DBAB	Buy	226,696,000	398,516		6/30/15	—	(35,063)
Japanese Yen	BZWS	Sell	63,037,000	622,111		6/30/15	94,226	—
Mexican Peso	CITI	Buy	9,662,000	647,674		7/06/15	—	(5,773)
Malaysian Ringgit	HSBK	Buy	2,920,700	893,372		7/07/15	—	(93,732)
Malaysian Ringgit	DBAB	Buy	345,400	95,454		7/08/15	—	(897)
Chilean Peso	DBAB	Buy	46,917,000	82,347		7/10/15	—	(7,193)
Mexican Peso	CITI	Buy	13,138,239	986,873		7/10/15	—	(114,267)
Mexican Peso	CITI	Buy	13,581,791	916,970		7/13/15	—	(15,091)
Euro	BZWS	Sell	212,000	289,562		7/16/15	51,820	—
Euro	MSCO	Sell	356,000	486,068		7/16/15	86,840	—
Japanese Yen	HSBK	Sell	28,700,000	247,243		7/16/15	6,841	—
Japanese Yen	SCNY	Sell	37,130,000	318,518		7/16/15	7,504	—
Polish Zloty	DBAB	Buy	16,623,100	3,934,462	EUR	7/16/15	51,124	—
Euro	DBAB	Sell	660,000	897,435		7/17/15	157,280	—
Mexican Peso	DBAB	Buy	32,003,472	2,409,446		7/17/15	—	(284,889)
South Korean Won	DBAB	Buy	9,043,327,000	8,720,662		7/17/15	—	(549,609)

franklintempleton.com							Semiannual Report | 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	BZWS	Sell	332,000	450,102		7/20/15	$77,763	$—
Malaysian Ringgit	DBAB	Buy	18,003,280	5,549,716		7/20/15	—	(625,897)
Philippine Peso	DBAB	Buy	90,804,000	2,074,287		7/20/15	—	(20,954)
Euro	DBAB	Sell	1,480,000	2,006,658		7/21/15	346,802	—
Japanese Yen	DBAB	Sell	7,860,000	67,593		7/21/15	1,749	—
Euro	DBAB	Sell	183,000	248,130		7/22/15	42,887	—
Euro	MSCO	Sell	388,000	525,251		7/22/15	90,092	—
Euro	DBAB	Sell	344,770	467,052		7/23/15	80,372	—
Singapore Dollar	JPHQ	Buy	410,000	306,726		7/23/15	—	(6,699)
Euro	DBAB	Sell	69,825	94,163		7/27/15	15,845	—
Malaysian Ringgit	JPHQ	Buy	753,000	205,362		7/27/15	464	—
Chilean Peso	MSCO	Buy	58,101,000	99,961		7/28/15	—	(7,042)
Euro	BZWS	Sell	152,000	205,037		7/28/15	34,545	—
Euro	CITI	Sell	311,346	419,984		7/28/15	70,760	—
Euro	BZWS	Sell	119,968	161,513		7/29/15	26,947	—
Euro	DBAB	Sell	29,935	40,326		7/29/15	6,749	—
Japanese Yen	BZWS	Sell	37,960,000	374,165		7/29/15	56,132	—
Chilean Peso	JPHQ	Buy	81,300,000	139,715		7/30/15	—	(9,717)
Chilean Peso	DBAB	Buy	24,250,000	41,699		7/31/15	—	(2,927)
Chilean Peso	JPHQ	Buy	117,000,000	201,065		7/31/15	—	(14,000)
Euro	JPHQ	Sell	1,228,000	1,650,997		7/31/15	273,528	—
Malaysian Ringgit	JPHQ	Buy	314,000	96,699		7/31/15	—	(10,897)
Chilean Peso	DBAB	Buy	48,500,000	82,259		8/04/15	—	(4,743)
Euro	BZWS	Sell	97,592	130,904		8/04/15	21,425	—
Euro	HSBK	Sell	1,228,000	1,648,007		8/04/15	270,443	—
Euro	UBSW	Sell	1,229,000	1,649,318		8/04/15	270,632	—
Chilean Peso	JPHQ	Buy	31,400,000	53,211		8/05/15	—	(3,030)
Euro	BZWS	Sell	736,000	989,386		8/05/15	163,731	—
Euro	JPHQ	Sell	743,700	999,801		8/05/15	165,507	—
Indian Rupee	DBAB	Buy	118,000,000	1,638,491	EUR	8/05/15	28,188	—
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,105,616	EUR	8/05/15	—	(26,924)
Malaysian Ringgit	DBAB	Buy	21,900,000	5,248,275	EUR	8/05/15	94,231	—
Philippine Peso	DBAB	Buy	22,300,000	442,935	EUR	8/05/15	7,142	—
Singapore Dollar	DBAB	Buy	5,160,000	3,355,661	EUR	8/05/15	10,721	—
South Korean Won	DBAB	Buy	7,676,000,000	6,110,735	EUR	8/05/15	76,833	—
Chilean Peso	DBAB	Buy	33,200,000	56,209		8/06/15	—	(3,156)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,715,212		8/06/15	—	(184,099)
Japanese Yen	MSCO	Sell	16,900,000	165,168		8/07/15	23,557	—
Singapore Dollar	DBAB	Buy	372,000	298,843		8/07/15	—	(26,690)
Euro	CITI	Sell	137,819	184,311		8/10/15	29,690	—
Malaysian Ringgit	HSBK	Buy	3,370,000	930,425		8/10/15	—	(10,307)
Chilean Peso	BZWS	Buy	48,400,000	81,571		8/11/15	—	(4,262)
Euro	DBAB	Sell	513,000	687,397		8/11/15	111,847	—
Euro	JPHQ	Sell	680,100	910,909		8/11/15	147,884	—
Japanese Yen	CITI	Sell	15,026,000	147,494		8/11/15	21,578	—
Malaysian Ringgit	HSBK	Buy	390,000	119,080		8/11/15	—	(12,606)
Singapore Dollar	HSBK	Buy	372,000	275,535		8/11/15	—	(3,400)
Chilean Peso	DBAB	Buy	18,700,000	31,599		8/12/15	—	(1,732)
Euro	GSCO	Sell	191,000	256,463		8/12/15	42,171	—
Singapore Dollar	BZWS	Buy	105,482	77,835		8/12/15	—	(671)
Singapore Dollar	DBAB	Buy	741,000	546,601		8/12/15	—	(4,534)
South Korean Won	HSBK	Buy	440,000,000	42,526,047	JPY	8/12/15	40,903	—
Euro	MSCO	Sell	217,000	271,024		8/14/15	27,553	—
Euro	MSCO	Sell	217,000	291,328		8/17/15	47,844	—

24 | Semiannual Report							franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Singapore Dollar	BZWS	Buy	303,000	223,501		8/17/15	$—		$(1,864)
Chilean Peso	MSCO	Buy	17,610,000	29,674		8/18/15	—		(1,563)
Euro	BZWS	Sell	781,000	1,048,114		8/18/15	171,781		—
Japanese Yen	DBAB	Sell	16,770,000	164,430		8/18/15	23,884		—
Malaysian Ringgit	HSBK	Buy	1,364,326	376,210		8/18/15	—		(3,945)
Chilean Peso	JPHQ	Buy	9,450,000	15,929		8/20/15	—		(847)
Euro	DBAB	Sell	438,000	587,500		8/20/15	96,019		—
Euro	JPHQ	Sell	868,000	1,164,748		8/20/15	190,761		—
Japanese Yen	HSBK	Sell	34,880,000	341,292		8/20/15	48,959		—
Japanese Yen	JPHQ	Sell	22,704,000	222,259		8/20/15	31,975		—
Euro	JPHQ	Sell	340,000	453,951		8/21/15	72,429		—
Japanese Yen	BZWS	Sell	7,521,000	73,098		8/24/15	10,060		—
Mexican Peso	HSBK	Buy	8,229,279	614,446		8/24/15	—		(69,572)
Polish Zloty	DBAB	Buy	2,650,043	620,198	EUR	8/24/15	14,844		—
Singapore Dollar	DBAB	Buy	227,500	166,838		8/24/15	—		(446)
Japanese Yen	DBAB	Sell	7,432,000	71,871		8/25/15	9,577		—
Japanese Yen	HSBK	Sell	14,916,000	144,325		8/25/15	19,303		—
Euro	BZWS	Sell	237,520	316,050		8/26/15	49,500		—
Euro	SCNY	Sell	125,681	142,674		8/26/15	1,633		—
Japanese Yen	BZWS	Sell	23,333,000	225,950		8/26/15	30,375		—
Japanese Yen	JPHQ	Sell	47,094,000	414,391		8/26/15	19,653		—
Japanese Yen	SCNY	Sell	23,295,000	195,358		8/26/15	102		—
Malaysian Ringgit	HSBK	Buy	72,400	19,666		8/26/15	76		—
Chilean Peso	DBAB	Buy	11,480,000	19,156		8/27/15	—		(845)
Euro	JPHQ	Sell	55,232	73,153		8/27/15	11,170		—
Japanese Yen	DBAB	Sell	17,053,000	164,619		8/27/15	21,680		—
Japanese Yen	HSBK	Sell	27,402,000	264,544		8/27/15	34,858		—
Japanese Yen	JPHQ	Sell	22,517,000	217,653		8/27/15	28,914		—
Mexican Peso	HSBK	Buy	8,254,764	614,080		8/27/15	—		(67,631)
Chilean Peso	JPHQ	Buy	18,000,000	30,040		8/28/15	—		(1,332)
Malaysian Ringgit	HSBK	Buy	123,600	33,643		8/28/15	56		—
Euro	DBAB	Sell	94,076	124,427		8/31/15	18,841		—
Japanese Yen	JPHQ	Sell	24,149,000	233,465		8/31/15	31,028		—
Euro	DBAB	Sell	153,000	202,186		9/02/15	30,459		—
Mexican Peso	HSBK	Buy	5,527,700	411,211		9/04/15	—		(45,493)
Chilean Peso	DBAB	Buy	2,750,000	4,541		9/08/15	—		(159)
Euro	DBAB	Sell	399,000	526,369		9/08/15	78,470		—
Euro	JPHQ	Sell	3,960,000	5,152,356		9/08/15	707,046		—
Polish Zloty	DBAB	Buy	6,080,000	1,425,557	EUR	9/08/15	30,090		—
Chilean Peso	DBAB	Buy	46,380,000	76,070		9/09/15	—		(2,175)
Japanese Yen	BZWS	Sell	18,748,705	175,856		9/18/15	18,628		—
Malaysian Ringgit	DBAB	Buy	1,065,198	324,666		9/18/15	—		(34,683)
Euro	BZWS	Sell	60,021	78,110		9/21/15	10,713		—
Singapore Dollar	HSBK	Buy	650,000	515,055		9/21/15	—		(39,822)
Euro	DBAB	Sell	822,000	1,061,572		9/23/15	138,517		—
Hungarian Forint	JPHQ	Buy	81,867,000	260,201	EUR	9/23/15	8,714		—
Euro	BZWS	Sell	144,692	186,563		9/24/15	24,079		—
Hungarian Forint	JPHQ	Buy	65,535,000	208,067	EUR	9/25/15	7,208		—
Euro	CITI	Sell	179,804	231,893		9/28/15	29,962		—
Euro	DBAB	Sell	382,000	491,951		9/28/15	62,940		—
Malaysian Ringgit	DBAB	Buy	209,000	63,062		9/28/15	—		(6,205)
Malaysian Ringgit	HSBK	Buy	217,000	65,478		9/28/15	—		(6,445)
Euro	BZWS	Sell	905,000	1,155,509		9/29/15	139,111		—
Japanese Yen	JPHQ	Sell	18,778,488	172,852		9/29/15	15,337		—

franklintempleton.com							Semiannual Report	|	25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Euro	HSBK	Sell	810,000	1,032,130	9/30/15	$122,406	$—
Japanese Yen	JPHQ	Sell	4,170,000	38,418	9/30/15	3,439	—
Mexican Peso	HSBK	Buy	9,133,350	661,214	9/30/15	—	(58,039)
South Korean Won	HSBK	Buy	871,000,000	828,262	9/30/15	—	(42,692)
Euro	DBAB	Sell	2,210,000	2,819,120	10/01/15	336,975	—
Euro	DBAB	Sell	5,674,000	7,183,851	10/05/15	810,559	—
Hungarian Forint	DBAB	Buy	154,700,000	624,344	10/05/15	—	(55,881)
Euro	DBAB	Sell	780,000	980,327	10/07/15	104,156	—
Euro	JPHQ	Sell	430,000	544,969	10/07/15	61,952	—
Mexican Peso	CITI	Buy	24,877,000	1,634,172	10/07/15	7,928	—
Euro	DBAB	Sell	1,740,000	2,207,277	10/09/15	252,652	—
Euro	GSCO	Sell	195,000	247,036	10/09/15	27,983	—
Euro	JPHQ	Sell	193,000	244,311	10/14/15	27,480	—
Mexican Peso	DBAB	Buy	46,934,000	3,431,851	10/14/15	—	(335,308)
Euro	HSBK	Sell	170,000	217,668	10/20/15	26,651	—
Malaysian Ringgit	JPHQ	Buy	433,000	129,381	10/20/15	—	(11,771)
Japanese Yen	BZWS	Sell	20,800,000	195,470	10/22/15	20,912	—
Malaysian Ringgit	HSBK	Buy	389,000	116,338	10/23/15	—	(10,702)
Euro	DBAB	Sell	623,000	790,805	10/26/15	90,688	—
Malaysian Ringgit	DBAB	Buy	278,000	83,426	10/26/15	—	(7,949)
Malaysian Ringgit	HSBK	Buy	186,060	55,840	10/26/15	—	(5,325)
Singapore Dollar	BZWS	Buy	2,020,036	1,590,580	10/26/15	—	(114,323)
Singapore Dollar	CITI	Buy	14,213,021	11,191,185	10/26/15	—	(804,212)
Singapore Dollar	DBAB	Buy	4,889,648	3,849,207	10/26/15	—	(275,819)
Euro	BZWS	Sell	901,419	1,144,775	10/27/15	131,752	—
Euro	DBAB	Sell	306,000	389,263	10/28/15	45,369	—
Euro	GSCO	Sell	289,000	367,608	10/29/15	42,812	—
Euro	DBAB	Sell	572,116	730,564	10/30/15	87,570	—
Malaysian Ringgit	JPHQ	Buy	267,000	79,952	10/30/15	—	(7,482)
Euro	DBAB	Sell	36,060	45,670	11/03/15	5,139	—
Euro	DBAB	Sell	148,000	185,626	11/05/15	19,268	—
Japanese Yen	BOFA	Sell	15,120,000	133,099	11/05/15	6,170	—
Japanese Yen	SCNY	Sell	30,300,000	267,583	11/05/15	13,221	—
Euro	BZWS	Sell	254,534	319,756	11/06/15	33,643	—
Japanese Yen	BZWS	Sell	15,100,000	133,877	11/06/15	7,113	—
Japanese Yen	CITI	Sell	34,542,911	303,001	11/10/15	12,990	—
Euro	DBAB	Sell	113,000	140,826	11/12/15	13,789	—
Euro	JPHQ	Sell	1,121,018	1,404,692	11/12/15	144,420	—
Japanese Yen	CITI	Sell	44,512,000	391,707	11/12/15	17,982	—
Japanese Yen	HSBK	Sell	15,273,000	133,883	11/12/15	5,650	—
Japanese Yen	JPHQ	Sell	33,933,000	298,150	11/12/15	13,247	—
Euro	DBAB	Sell	1,328,838	1,662,974	11/16/15	168,931	—
Japanese Yen	MSCO	Sell	6,000,000	52,322	11/16/15	1,941	—
Japanese Yen	SCNY	Sell	34,402,400	300,505	11/16/15	11,636	—
Japanese Yen	DBAB	Sell	23,793,000	205,147	11/18/15	5,354	—
Euro	DBAB	Sell	431,774	539,739	11/19/15	54,252	—
Japanese Yen	CITI	Sell	29,454,000	254,341	11/19/15	7,007	—
Malaysian Ringgit	DBAB	Buy	498,560	145,880	11/19/15	—	(10,751)
Japanese Yen	CITI	Sell	33,082,000	285,436	11/20/15	7,630	—
Malaysian Ringgit	HSBK	Buy	324,000	94,546	11/20/15	—	(6,735)
Japanese Yen	HSBK	Sell	6,209,000	53,114	11/24/15	969	—
Euro	DBAB	Sell	13,877	17,299	11/30/15	1,692	—
Euro	CITI	Sell	2,756,000	3,439,626	12/04/15	339,502	—
Euro	HSBK	Sell	30,268	37,286	12/09/15	3,234	—

26 | Semiannual Report						franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	SCNY	Sell	142,592	176,146		12/09/15	$15,726		$—
Mexican Peso	CITI	Buy	11,809,000	802,514		12/11/15	—		(26,605)
Euro	BOFA	Sell	3,515,000	4,370,727		12/15/15	415,538		—
Mexican Peso	CITI	Buy	11,839,000	783,747		12/17/15	—		(6,215)
Mexican Peso	HSBK	Buy	6,027,000	398,748		12/17/15	—		(2,922)
Mexican Peso	CITI	Buy	8,759,490	578,549		12/18/15	—		(3,308)
Mexican Peso	HSBK	Buy	3,787,000	250,021		12/18/15	—		(1,327)
Mexican Peso	HSBK	Buy	4,515,000	299,222		12/29/15	—		(2,963)
Mexican Peso	CITI	Buy	6,955,000	460,981		12/31/15	—		(4,685)
Mexican Peso	CITI	Buy	3,479,000	230,461		1/04/16	—		(2,283)
Mexican Peso	CITI	Buy	8,349,000	552,914		1/05/16	—		(5,367)
Mexican Peso	CITI	Buy	14,634,000	964,165		1/06/16	—		(4,505)
Euro	DBAB	Sell	722,726	866,852		1/07/16	53,061		—
Japanese Yen	DBAB	Sell	23,005,000	193,151		1/07/16	—		(313)
Malaysian Ringgit	JPHQ	Buy	612,000	165,562		1/11/16	—		(529)
Euro	SCNY	Sell	195,249	231,907		1/13/16	12,017		—
Japanese Yen	CITI	Sell	7,840,000	66,129		1/14/16	183		—
Japanese Yen	SCNY	Sell	23,520,000	199,627		1/14/16	1,789		—
Euro	CITI	Sell	32,570	38,610		1/15/16	1,927		—
Euro	DBAB	Sell	86,000	101,760		1/15/16	4,900		—
Euro	JPHQ	Sell	22,549	26,710		1/15/16	1,314		—
Malaysian Ringgit	JPHQ	Buy	230,000	62,395		1/15/16	—		(397)
Malaysian Ringgit	JPHQ	Buy	99,000	26,634		1/19/16	41		—
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,978,127	EUR	1/19/16	111,189		—
Euro	DBAB	Sell	105,000	123,097		1/20/16	4,821		—
Mexican Peso	CITI	Buy	2,565,000	172,727		1/20/16	—		(4,697)
Euro	BZWS	Sell	249,000	290,608		1/21/16	10,116		—
Euro	CITI	Sell	48,798	56,912		1/22/16	1,941		—
Euro	JPHQ	Sell	32,570	37,986		1/22/16	1,296		—
Euro	DBAB	Sell	531,000	612,190		1/26/16	13,944		—
Euro	BZWS	Sell	517,624	587,695		1/27/16	4,502		—
Japanese Yen	GSCO	Sell	33,200,000	283,821		1/27/16	4,449		—
Japanese Yen	HSBK	Sell	40,858,365	349,165		1/28/16	5,338		—
Euro	CITI	Sell	111,900	127,490		1/29/16	1,408		—
Euro	DBAB	Sell	548,000	625,241		1/29/16	7,787		—
Japanese Yen	DBAB	Sell	31,548,058	269,099		1/29/16	3,611		—
Brazilian Real	DBAB	Buy	8,737,100	2,533,227	EUR	2/05/16	—		(68,237)
Mexican Peso	DBAB	Buy	93,024,800	5,348,097	EUR	2/05/16	59,524		—
Euro	CITI	Sell	203,000	233,166		2/09/16	4,363		—
Euro	DBAB	Sell	2,298,000	2,644,768		2/09/16	54,670		—
Euro	GSCO	Sell	616,000	708,092		2/09/16	13,792		—
Japanese Yen	CITI	Sell	42,706,000	366,129		2/09/16	6,621		—
Euro	HSBK	Sell	152,000	172,632		2/10/16	1,307		—
Euro	BZWS	Sell	645,000	733,047		2/11/16	6,018		—
Japanese Yen	GSCO	Sell	49,397,000	419,169		2/12/16	3,297		—
Euro	SCNY	Sell	327,000	371,971		2/16/16	3,329		—
Euro	GSCO	Sell	198,000	227,488		2/17/16	4,267		—
Euro	JPHQ	Sell	388,000	445,443		2/17/16	8,021		—
Japanese Yen	GSCO	Sell	4,527,440	38,391		2/17/16	269		—
Japanese Yen	JPHQ	Sell	8,460,000	71,611		2/17/16	375		—
Mexican Peso	MSCO	Buy	8,240,820	537,983		2/17/16	740		—
Euro	BZWS	Sell	695,000	796,588		2/22/16	12,943		—
Euro	DBAB	Sell	1,050,000	1,202,807		2/23/16	18,847		—
Euro	DBAB	Sell	1,550,000	1,775,215		2/24/16	27,414		—

franklintempleton.com							Semiannual Report	|	27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Japanese Yen	HSBK	Sell	32,060,000	271,773	2/25/16	$1,752	$—
Euro	BOFA	Sell	237,212	270,856	2/26/16	3,356	—
Euro	BZWS	Sell	721,115	822,886	2/26/16	9,698	—
Euro	DBAB	Sell	7,365,710	8,391,753	2/26/16	85,582	—
Japanese Yen	BZWS	Sell	17,800,000	149,964	2/26/16	42	—
Euro	DBAB	Sell	194,873	222,929	2/29/16	3,155	—
Mexican Peso	MSCO	Buy	4,153,100	268,896	2/29/16	2,360	—
Japanese Yen	JPHQ	Sell	70,000,000	590,730	3/03/16	1,037	—
Unrealized appreciation (depreciation)						21,653,027	(6,865,215)
Net unrealized appreciation (depreciation)						$14,787,812

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 28, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
			Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description			Exchange	Date	Amount Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%			LCH	10/17/17	$26,620,000	$42,638	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%			CME	10/04/23	4,090,000	—	(286,826)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%			CME	10/04/23	4,090,000	—	(293,739)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%			CME	10/07/23	4,090,000	—	(283,189)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%			LCH	7/07/24	4,790,000	—	(285,651)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%			LCH	1/22/25	12,040,000	203,611	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%			LCH	1/23/25	15,050,000	178,535	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%			LCH	1/27/25	8,880,000	104,730	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%			LCH	1/29/25	2,220,000	33,794	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%			LCH	1/30/25	1,880,000	27,990	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%			LCH	2/03/25	2,960,000	78,942	—

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Interest Rate Swap Contracts (continued)
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10/04/43	$1,990,000	$—	$(527,085)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10/04/43	1,990,000	—	(535,132)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10/07/43	1,990,000	—	(530,020)
Centrally Cleared Swaps unrealized appreciation (depreciation)				670,240	(2,741,642)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	$1,150,000	$—	$(132,254)
OTC Swaps unrealized appreciation (depreciation)				—	(132,254)
Total Interest Rate Swaps unrealized appreciation (depreciation)				670,240	(2,873,896)
Net unrealized appreciation (depreciation)					$(2,203,656)

See Abbreviations on page 44.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	29

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$354,210,985
Cost - Sweep Money Fund (Note 3f)	69,693,293
Total cost of investments	$423,904,278
Value - Unaffiliated issuers	$326,302,538
Value - Sweep Money Fund (Note 3f)	69,693,293
Total value of investments	395,995,831
Cash	505,036
Restricted cash (Note 1d)	6,728,400
Foreign currency, at value (cost $4,616,894)	4,584,167
Receivables:
Capital shares sold	704,265
Interest	3,615,689
Due from brokers	5,207,994
Unrealized appreciation on forward exchange contracts	21,653,027
Other assets	280
Total assets	438,994,689
Liabilities:
Payables:
Investment securities purchased	2,579,664
Capital shares redeemed	1,418,521
Management fees	181,681
Distribution fees	34,810
Transfer agent fees	27,092
Variation margin	122,969
Due to brokers	6,728,400
Unrealized depreciation on forward exchange contracts	6,865,215
Unrealized depreciation on OTC swap contracts	132,254
Deferred tax	290,858
Accrued expenses and other liabilities	63,939
Total liabilities	18,445,403
Net assets, at value	$420,549,286
Net assets consist of:
Paid-in capital	$451,216,424
Distributions in excess of net investment income	(11,504,093)
Net unrealized appreciation (depreciation)	(15,746,396)
Accumulated net realized gain (loss)	(3,416,649)
Net assets, at value	$420,549,286

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Templeton International Bond Fund

Class A:
Net assets, at value	$104,089,678
Shares outstanding	9,582,047
Net asset value per share[a]	$10.86
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.34
Class C:
Net assets, at value	$19,899,104
Shares outstanding	1,830,000
Net asset value and maximum offering price per share[a]	$10.87
Class R:
Net assets, at value	$1,101,984
Shares outstanding	101,384
Net asset value and maximum offering price per share	$10.87
Advisor Class:
Net assets, at value	$295,458,520
Shares outstanding	27,171,964
Net asset value and maximum offering price per share	$10.87

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Templeton International Bond Fund

Investment income:
Interest (net of foreign taxes of $201,569)	$8,740,725
Expenses:
Management fees (Note 3a)	1,592,074
Distribution fees: (Note 3c)
Class A	176,217
Class C	68,598
Class R	3,569
Transfer agent fees: (Note 3e)
Class A	50,400
Class C	9,190
Class R	612
Advisor Class	142,809
Custodian fees (Note 4)	84,425
Reports to shareholders	22,107
Registration and filing fees	47,133
Professional fees	29,644
Trustees’ fees and expenses	1,383
Other	15,958
Total expenses	2,244,119
Expense reductions (Note 4)	(341)
Expenses waived/paid by affiliates (Note 3f and 3g)	(244,322)
Net expenses	1,999,456
Net investment income	6,741,269
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(8,859,320)
Foreign currency transactions	5,931,840
Swap contracts	(323,514)
Net realized gain (loss)	(3,250,994)
Net change in unrealized appreciation (depreciation) on:
Investments	(42,187,829)
Translation of other assets and liabilities denominated in foreign currencies	9,044,803
Change in deferred taxes on unrealized appreciation	(236,021)
Net change in unrealized appreciation (depreciation)	(33,379,047)
Net realized and unrealized gain (loss)	(36,630,041)
Net increase (decrease) in net assets resulting from operations	$(29,888,772)

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	TEMPLETON INCOME TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$6,741,269	$11,557,794
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	(3,250,994)	(1,303,698)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	(33,379,047)	24,404,636
Net increase (decrease) in net assets resulting from operations	(29,888,772)	34,658,732
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(3,045,575)	(3,693,649)
Class C	(529,908)	(598,564)
Class R	(37,318)	(39,086)
Advisor Class	(9,514,011)	(9,111,460)
Total distributions to shareholders	(13,126,812)	(13,442,759)
Capital share transactions: (Note 2)
Class A	(27,286,695)	7,921,312
Class C	(2,181,173)	(4,532,238)
Class R	(323,047)	35,549
Advisor Class	(29,237,417)	90,080,612
Total capital share transactions	(59,028,332)	93,505,235
Net increase (decrease) in net assets	(102,043,916)	114,721,208
Net assets:
Beginning of period	522,593,202	407,871,994
End of period	$420,549,286	$522,593,202
Distributions in excess of net investment income included in net assets:
End of period	$(11,504,093)	$(5,118,550)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 33

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take

34 | Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterpar-ties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the coun-terparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of

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Semiannual Report | 35

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,199,666	$13,504,709	4,110,918	$47,807,081
Shares issued in reinvestment of distributions	258,773	2,857,972	296,528	3,460,329
Shares redeemed	(3,835,170)	(43,649,376)	(3,716,502)	(43,346,098)
Net increase (decrease)	(2,376,731)	$(27,286,695)	690,944	$7,921,312
Class C Shares:
Shares sold	270,184	$2,989,424	376,167	$4,390,217
Shares issued in reinvestment of distributions	40,076	442,323	41,819	488,302
Shares redeemed	(501,135)	(5,612,920)	(807,513)	(9,410,757)
Net increase (decrease)	(190,875)	$(2,181,173)	(389,527)	$(4,532,238)

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Semiannual Report | 37

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	14,703	$164,951	49,558	$581,307
Shares issued in reinvestment of distributions	3,381	37,318	3,349	39,086
Shares redeemed	(47,983)	(525,316)	(49,999)	(584,844)
Net increase (decrease)	(29,899)	$(323,047)	2,908	$35,549
Advisor Class Shares:
Shares sold	6,812,235	$76,692,829	14,267,111	$166,988,069
Shares issued in reinvestment of distributions	542,945	5,996,530	472,600	5,520,774
Shares redeemed	(10,105,346)	(111,926,776)	(7,071,812)	(82,428,231)
Net increase (decrease)	(2,750,166)	$(29,237,417)	7,667,899	$90,080,612

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation

38 | Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	0.65%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$4,411
CDSC retained	$2,844

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $203,011, of which $104,090 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, the custodian fees were reduced as noted in the Statement of Operations.

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Semiannual Report | 39

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2015, the Fund had long-term capital loss carryforwards of of $164,147.

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$425,894,706

Unrealized appreciation	$7,741,507
Unrealized depreciation	(37,640,382)
Net unrealized appreciation (depreciation)	$(29,898,875)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $70,456,025 and $105,709,053, respectively.

7. Credit Risk

At February 28, 2015, the Fund had 13.16% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At February 28, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin/Net assets	$670,240	Unrealized depreciation on	$2,873,896	[a]
	consist of: net unrealized		swap contracts / Due from
	appreciation		brokers / Variation margin /
Net assets consist of: net
unrealized depreciation

Foreign exchange contracts	Unrealized appreciation on	21,653,027	Unrealized depreciation on	6,865,215
	forward exchange contracts		forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

40 | Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

For the period ended February 28, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap	$(323,514)	$636,707
	contracts/Net change in unrealized
	appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign	7,093,915	9,106,166
	currency transactions/Net change in
	unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the period ended February 28, 2015, the average month end fair value of derivatives represented 5.39% of average month end net assets. The average month end number of open derivative contracts for the period was 468.

At February 28, 2015, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$21,653,027	$6,865,215
Swap Contracts	—	132,254
Total	$21,653,027	$6,997,469

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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Semiannual Report | 41

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

9. Other Derivative Information (continued)

At February 28, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received	than zero)
Counterparty
BOFA	$425,064	$—	$(425,064)	$—	$—
BZWS	2,592,834	(129,210)	(2,463,624)	—	—
CITI	1,027,864	(1,027,864)	—	—	—
DBAB	6,857,189	(2,868,868)	—	(2,710,000)	1,278,321
GSCO	2,948,376	(11,888)	—	(2,700,000)	236,488
HSBK	1,635,395	(1,307,670)	(176,340)	—	151,385
JPHQ	4,233,941	(580,683)	(3,384,609)	—	268,649
MSCO	1,106,683	(36,261)	—	(788,400)	282,022
SCNY	555,049	—	—	(530,000)	25,049
UBSW	270,632	—	(270,632)	—	—
Total	$21,653,027	$(5,962,444)	$(6,720,269)	$(6,728,400)	$2,241,914

[a]At February 28, 2015, the Fund received United Kingdom Treasury Bonds and Notes, U.S. Government and Agency securities and U.S. Treasury Bonds and Notes as collateral for derivatives.
[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At February 28, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:
		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	129,210	(129,210)	—	—	—
CITI	2,062,889	(1,027,864)	—	(1,030,000)	5,025
DBAB	2,868,868	(2,868,868)	—	—	—
GSCO	11,888	(11,888)	—	—	—
HSBK	1,307,670	(1,307,670)	—	—	—
JPHQ	580,683	(580,683)	—	—	—
MSCO	36,261	(36,261)	—	—	—
SCNY	—	—	—	—	—
UBSW	—	—	—	—	—
Total	$6,997,469	$(5,962,444)	$—	$(1,030,000)	$5,025

42 | Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$254,906,108	$—	$254,906,108
Short Term Investments	69,693,293	71,396,430	—	141,089,723
Total Investments in Securities	$69,693,293	$326,302,538	$—	$395,995,831

Other Financial Instruments
Forward Exchange Contracts	$—	$21,653,027	$—	$21,653,027
Swap Contracts	—	670,240	—	670,240
Total Other Financial Instruments	$—	$22,323,267	$—	$22,323,267

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$6,865,215	$—	$6,865,215
Swap Contracts	—	2,873,896	—	2,873,896
Total Other Financial Instruments	$—	$9,739,111	$—	$9,739,111

[a]For detailed categories, see the accompanying Statement of Investments.

franklintempleton.com			Semiannual Report | 43

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio

BOFA	Bank of America Corp.	BRL	Brazilian Real	FRN Floating Rate Note
BZWS	Barclays Bank PLC	CAD	Canadian Dollar
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	HUF	Hungarian Forint
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JPMorgan Chase Bank, N.A.	KRW	South Korean Won
LCH	London Clearing House	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Charted Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PHP	Philippine Peso
		PLN	Polish Zloty
		SGD	Singapore Dollar

44 | Semiannual Report

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TEMPLETON INCOME TRUST
TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	447 S 04/15

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.          N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015